File No. 333-32531

       As filed with the Securities and Exchange Commission on April 15, 2011
      =====================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 18                                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]
Amendment No. 22                                                          [X]

                        (Check appropriate box or boxes)

                AUL American Individual Variable Life Unit Trust
               (Exact Name of Registrant as Specified in Charter)

               One American Square, Indianapolis, Indiana   46282

             (Address of Principal Executive Offices)    (Zip Code)
      Registrant's Telephone Number, including Area Code    (317) 285-1588
    Richard M. Ellery, Esq., One American Square, Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  On May 1, 2011 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment.

                       PROSPECTUS FOR

                       FPVUL -

                       FLEXIBLE PREMIUM
                       ADJUSTABLE VARIABLE LIFE

================================================================================

[LOGO OF ONEAMERICA]
   ONEAMERICA(R)

================================================================================

                       Products and financial services provided by:
                       AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                       a ONEAMERICA(R) company
                       P.O. Box 368, Indianapolis, Indiana 46206-0368
                       Telephone: (800) 537-6442

                                                                     MAY 1, 2011

                                   PROSPECTUS
                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
        ONE AMERICAN SQUARE, P.O. BOX 7127 INDIANAPOLIS, INDIANA 46206-7127
                       (800) 537-6442 - www.oneamerica.com

This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if the Owner chooses the Last Survivor Rider) named in the Policy. The Policy also provides the Owner with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy. This flexibility allows the Owner to provide for the Owner's changing insurance needs under a single insurance Policy.

The Owner also has the opportunity to allocate Net Premiums and Account Value to one (1) or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's General Account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding mutual Portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

Alger Portfolios                                            Invesco Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.       Janus Aspen Series
American Century(R) Variable Portfolios, Inc.               Neuberger Berman Advisers Management Trust
Calvert Variable Series, Inc.                               OneAmerica Funds, Inc.
Columbia Funds Variable Insurance Trust                     Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios                               Royce Capital Fund
Dreyfus Variable Investment Fund                            T. Rowe Price Equity Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds       T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products                     Timothy Plan(R) Portfolio Variable Series
Franklin Templeton Variable Insurance Products Trust        Vanguard(R) Variable Insurance Fund

The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all Funds are available with all contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                    THE DATE OF THIS PROSPECTUS IS MAY 1, 2011.

                                TABLE OF CONTENTS

Description                                                                 Page
SUMMARY OF THE POLICY ................................................         3
FEE TABLE ............................................................         4
DEFINITIONS OF TERMS .................................................         6
DIAGRAM OF CONTRACT ..................................................         7
GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS ....        10
     American United Life Insurance Company(R)........................        10
     Separate Account ................................................        10
     The Funds .......................................................        10
     Revenue AUL Receives ............................................        10
     Fund and Objective List .........................................        11
     Voting Rights ...................................................        13
PREMIUM PAYMENTS AND ALLOCATIONS .....................................        14
     Applying for a Policy ...........................................        14
     Right to Examine Period .........................................        14
     Premiums ........................................................        14
     Premium Payments to Prevent Lapse ...............................        15
     Premium Allocations and Crediting ...............................        15
     Transfer Privilege ..............................................        16
     Abusive Trading Practices .......................................        16
     Dollar Cost Averaging Program ...................................        17
     Portfolio Rebalancing Program ...................................        17
     Portfolio Optimization Program ..................................        17
FIXED ACCOUNT ........................................................        19
     Summary of the Fixed Account ....................................        19
     Minimum Guaranteed and Current Interest Rates ...................        20
     Calculation of the Fixed Account Value ..........................        20
     Transfers from the Fixed Account ................................        20
     Payment Deferral ................................................        20
CHARGES AND DEDUCTIONS ...............................................        20
     Premium Expense Charges .........................................        20
     Monthly Deduction ...............................................        20
     Mortality and Expense Risk Charge ...............................        21
     Surrender Charge ................................................        21
     Taxes ...........................................................        21
     Special Uses ....................................................        21
     Fund Expenses ...................................................        22
HOW THE OWNER'S ACCOUNT VALUES VARY ..................................        22
     Determining the Account Value ...................................        22
     Cash Value and Net Cash Value ...................................        23
DEATH BENEFIT AND CHANGES IN FACE AMOUNT .............................        23
     Amount of Death Benefit Proceeds ................................        23
     Death Benefit Options ...........................................        23
     Initial Face Amount and Death Benefit Option ....................        23
     Changes in Death Benefit Option .................................        24
     Changes in Face Amount ..........................................        24
     Selecting and Changing the Beneficiary ..........................        24
CASH BENEFITS ........................................................        24
     Policy Loans ....................................................        24
     Surrendering the Policy for Net Cash Value ......................        25
     Partial Surrenders ..............................................        25
     Settlement Options ..............................................        25
     Specialized Uses of the Policy ..................................        26
     Life Insurance Retirement Plans .................................        26
     Risks of Life Insurance Retirement Plans ........................        27
OTHER POLICY BENEFITS AND PROVISIONS .................................        27
     Limits on Rights to Contest the Policy ..........................        27
     Changes in the Policy or Benefits ...............................        27
     Change of Insured ...............................................        28
     Exchange for Paid-Up Policy .....................................        28
     When Proceeds Are Paid ..........................................        28
     Dividends .......................................................        28
     Reports to Policy Owners ........................................        28
     Assignment ......................................................        28
     Reinstatement ...................................................        28
     Rider Benefits ..................................................        28
TAX CONSIDERATIONS ...................................................        30
     Tax Status of the Policy ........................................        30
     Tax Treatment of Policy Benefits ................................        31
     Estate and Generation Skipping Taxes ............................        32
     Life Insurance Purchased for Use in Split Dollar Arrangements ...        32
     Taxation Under Section 403(b) Plans .............................        32
     Non-Individual Ownership of Contracts ...........................        33
     Possible Charge for AUL's Taxes .................................        33
OTHER INFORMATION ABOUT THE POLICIES AND AUL .........................        33
     Policy Termination ..............................................        33
     Resolving Material Conflicts ....................................        33
     Addition, Deletion or Substitution of Investments ...............        33
     Sale of the Policies ............................................        33
     State Regulation ................................................        34
     Additional Information ..........................................        34
     Litigation ......................................................        34
     Legal Matters ...................................................        34
     Financial Statements ............................................        34
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS ................        35

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              SUMMARY OF THE POLICY

The investor should read the following summary of Prospectus information and diagram of the policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which the Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. Nonetheless, AUL guarantees to keep the Policy in force during the Guarantee Period shown on the Policy Data Page of the Owner's Policy if, on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period (shown on the Policy Data Page of the Owner's Policy) multiplied by the number of Policy Months since the Policy Date. Otherwise, if the Net Cash Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

CONTRACT BENEFITS. Cash benefits available under a Contract include loans for up to 90 percent of the Account Value; partial surrenders, provided there is sufficient Net Cash Value; the ability to surrender the contract in full at any time for its Net Cash Value less loan interest due on the next Policy Anniversary and any surrender charges.

Death benefits include benefit payable to the beneficiary income tax free, available as a lump sum or under a variety of settlement options, either equal to the Face Amount, or equal to the Face Amount plus Account Value; flexibility to change the Death Benefit option and Face Amount.

CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the Policies and will attempt to notify the Owner on a timely basis if the Owner's Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified Endowment. However, AUL is not obligated to assume the duty to undertake to give the Owner such notice or to take corrective action. AUL reserves the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's policy will not lapse even if the Owner pays the Owner's planned premium. The Owner should review the Owner's coverage with the Owner's registered representative on a regular basis.

Withdrawal charges on full surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a withdrawal or taking a loan may change the Owner's policy's Face Amount and/or death benefit, reducing the Death Benefit Proceeds payable to the Owner's beneficiary. Withdrawals and loans may make the Owner's policy more susceptible to lapse.

PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding Fund Portfolio. The value of each Portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. The Owner bears the investment risk of any Investment Option that the Owner chooses. A comprehensive discussion of the risks of each Fund Portfolio may be found in the Fund's prospectus.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. The Owner should evaluate the Policy in conjunction with other insurance policies that the Owner owns, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.

RIGHT TO EXAMINE PERIOD AND POLICY EXCHANGE. For a limited time, the Owner has the right to cancel the Owner's Policy and receive a refund. See "Right to Examine Period." AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date AUL receives the premium at the Corporate Office. See "Premium Allocations and Crediting."

The Owner may exchange the Policy for a paid-up whole life policy with a level Face Amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM"). Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, AUL will automatically update the Owner's model to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one (1) of these riders and later terminates the Program, the rider will automatically terminate.

Owner Inquiries. If the Owner has any questions, the Owner may write or call the Corporate Office.

                                    FEE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Policy, surrenders the Policy, or transfers cash value between Investment Options.

                                                  TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------
CHARGE                          WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge        Upon Full Surrender              Maximum of 100% of base coverage target premium (1)
Premium Taxes (2)               Upon receipt of premium          Maximum of 2.5% of premium
Sales Charge                    Upon receipt of premium          Prior to 5/1/2000: Maximum of 3.5% of premium
                                                                 After 5/1/2000: Maximum of 2.5% of premium
Transfer Fees                   Upon transfer of accumulated     Maximum $25.00 per transfer in
                                value between investment         excess of 12 in a Policy Year (3)
                                Options

  (1) 100 percent of base coverage target premium is a maximum of $50.00 per $1,000 of Face Amount.

  (2) AUL does not expect to change the premium tax charge unless the rates AUL pays change or a change in law requires AUL to do so.

  (3) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Policy, not including Fund company fees and expenses.

                             PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
CHARGE                                 WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Cost of Insurance (COI) (1)(2)(7)      Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                       Contract Date                    net amount at risk
Representative COI (3)                 Monthly beginning on             $0.11 per 1,000 of
                                       Contract Date                    net amount at risk
Monthly Administrative Charge (4)      Monthly beginning on             $17.50 year 1
                                       Contract Date                    $10.00 year 2 and thereafter
                                                                        For contracts issued prior to May 1, 2000:
                                                                        $30.00 year 1
                                                                        $10.00 year 2 and thereafter
Mortality and Expense                  Monthly beginning on             0.75% years 1-10
Risk Charge (4)                        Contract Date                    0.25% year 11 and thereafter
Loan Interest (4)                      Monthly beginning on             6% annual percentage rate
                                       loan date
Optional Benefits (5)
Waiver of Monthly Deduction            Monthly beginning on             19.48% of all contract charges
Disability (WMDD) (7)                  Contract Date                    based on insured's Attained Age
Representative WMDD (3)                Monthly beginning on             7.04%
                                       Contract Date
Last Survivor Rider (6)                No Charge
Portfolio Optimization                 No Charge
Accounting Benefit Rider               No Charge

  (1) Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

  (2) When the younger person insured by the policy reaches age 100, this charge is reduced to zero.

  (3) The representative charges are that of a male, age 35, preferred non-tobacco, Policy Year one (1.)

  (4) The charge does not vary based on an individual's characteristics.

  (5) Subject to state availability.

  (6) This rider has no specific charge, but it modifies the cost of insurance charge to reflect the mortality of the two insureds under the contract.

  (7) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

                             PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
CHARGE                                 WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Guaranteed Insurability                Monthly beginning on             $0 - $0.19 per 1,000 of chosen
Option (GIO) (7)                       Contract Date                    increase in Face Amount
Representative GIO (3)                 Monthly beginning on             $0.17 per 1,000 of chosen
                                       Contract Date                    increase in Face Amount
Children's Insurance Benefit           Monthly beginning on             $0.83 per unit of coverage
Rider (CIBR) (4)                       Contract Date
Representative CIBR (3)                Monthly beginning on             $0.83 per unit of coverage
                                       Contract Date
Other Insured Term Rider (OIR) (7)     Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                       Contract Date                    rider Face Amount
Representative OIR (3)                 Monthly beginning on             $0.12 per 1,000 of
                                       Contract Date                    rider Face Amount
Same Insured Rider (SIR) (7)           Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                       Contract Date                    rider Face Amount
Representative SIR (3)                 Monthly beginning on             $0.12 per 1,000 of
                                       Contract Date                    rider Face Amount
Waiver of Premium Disability           Monthly beginning on             $0.01 - $6.55 per 100 of
Benefit Rider WPD (7)                  Contract Date                    monthly chosen benefit
Representative WPD (3)                 Monthly beginning on             $2.78 per 100 of
                                       Contract Date                    monthly chosen benefit
Automatic Increase Rider               No Charge
Guaranteed Death                       No Charge
Benefit Rider
Accelerated Death                      No Charge
Benefit Rider

  (3) The representative charges are that of a male, age 35, preferred non-tobacco.

  (4) The charge does not vary based on an individual's characteristics.

  (7) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio companies that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund company's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND COMPANY OPERATING EXPENSES         MINIMUM    MAXIMUM
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)             0.10%      2.05%
--------------------------------------------------------------------------------

                              DEFINITIONS OF TERMS

ACCOUNT VALUE - The Account Value is the sum of the balances in the Variable Account, the Fixed Account(s), and the Loan Account.

ATTAINED AGE - The Issue Age increased by one for each complete Policy Year.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.

CONTRACT DATE - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.

CORPORATE OFFICE - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has two (2) Death Benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

FACE AMOUNT - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed.

FIXED ACCOUNT - An account which is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a Portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEE PERIOD - The period shown on the Policy Data Page during which the Policy will remain in force if cumulative premiums less any outstanding loan and loan interest and Partial Surrenders equal or exceed the Required Premium for the Guarantee Period. The Guarantee Period terminates on any Monthiversary that this test fails.

INSURED - The Insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.

INVESTMENT ACCOUNTS/INVESTMENT OPTIONS - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

ISSUE AGE - The Insured's age as of the Contract Date.

ISSUE DATE - The date the Policy is issued.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of the Owner's Policy.

MODIFIED ENDOWMENT - A classification of policies determined under the Internal Revenue Code to be Modified Endowment contracts which affects the tax status of distributions from the Policy.

MONTHIVERSARY - The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.

NET PREMIUM - The total premium paid reduced by premium expense charges.

OWNER - The Owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.

POLICY ANNIVERSARY - The same date each year as the Contract Date.

POLICY DATA PAGE - The Policy Data Page in the Owner's Policy, or the supplemental Policy Data Page most recently sent to the Owner by AUL.

POLICY YEAR - One (1) year from the Contract Date and from each Policy Anniversary.

PORTFOLIO - A separate investment fund in which the Separate Account invests.

PROPER NOTICE - Notice that is received at the Corporate Office in a form acceptable to AUL.

REQUIRED PREMIUM FOR THE GUARANTEE PERIOD - The amount that must be paid on a cumulative basis to keep this Policy in force during the Guarantee Period.

RISK AMOUNT - The Death Benefit discounted at a guaranteed interest rate of 3 percent for one (1) month, less the Account Value; in other words, the Death Benefit divided by 1.00246627 less the Account Value.

SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund Portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - A Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one (1) or more Investment Accounts.

                               DIAGRAM OF CONTRACT

The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Value.

--------------------------------------------------------------------------------
                                PREMIUM PAYMENTS
--------------------------------------------------------------------------------

  o The Owner selects a payment plan but is not required to pay premium payments according to the plan. The Owner can vary the amount and frequency.

  o The Policy's minimum initial premium payment depends on the Insured's age, sex and risk class, Initial Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.

  o Unplanned premium payments may be made, within limits.

  o Extra premium payments may be necessary to prevent lapse.

--------------------------------------------------------------------------------
                                        o
--------------------------------------------------------------------------------
                        DEDUCTIONS FROM PREMIUM PAYMENTS
--------------------------------------------------------------------------------

  o For state and local premium taxes (2.5 percent of premium payments).

  o For contracts issued prior to May 1, 2000: For sales charges (3.5 percent of each premium paid during the first ten (10) Policy years; 1.5 percent of each premium paid thereafter).

  o For contracts issued after May 1, 2000: For sales charges (2.5 percent of each premium paid).

--------------------------------------------------------------------------------
                                        o
--------------------------------------------------------------------------------
                              NET PREMIUM PAYMENTS
--------------------------------------------------------------------------------

  o The Owner directs the allocation of Net Premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century(R) VP Capital Appreciation Portfolio is not available for new money deposits or transfers; effective May 1, 2004 the T. Rowe Price Mid-Cap Growth Portfolio is not available for new contracts). (See rules and limits on Net Premium payment allocations.)

  o Each Investment Account invests in a corresponding Portfolio of a Fund:

FUND                                                        PORTFOLIO
----                                                        ---------
Alger Fund                                                  Alger LargeCap Growth Portfolio
                                                            Alger Small-Cap Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.       AllianceBernstein VPS International Growth Portfolio
                                                            AllianceBernstein VPS International Value Portfolio
                                                            AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century(R) Variable Portfolios, Inc.               American Century(R) VP Capital Appreciation Portfolio
                                                            American Century(R) VP Income & Growth Portfolio
                                                            American Century(R) VP International Portfolio
                                                            American Century(R) VP Mid Cap Value Fund
                                                            American Century(R) VP Ultra (R)
                                                            American Century(R) VP Vista (SM)
Calvert Variable Series, Inc.                               Calvert Social Mid Cap Growth Portfolio
Columbia Funds Variable Insurance Trust                     Columbia Variable Portfolio - Short Duration US
                                                            Government Fund (Formerly, Columbia Federal Securities Fund) (1)
                                                            Columbia Variable Portfolio - Small Cap Value Fund
                                                            (Formerly Columbia Small Cap Value Fund) (2)
Dreyfus Investment Portfolios                               Dreyfus DIP, Technology Growth Portfolio
                                                            Dreyfus IP, Small-Cap Stock Index Portfolio
Dreyfus Variable Investment Fund                            Dreyfus Variable Investment Fund, Appreciation Portfolio
Fidelity(R) Variable Insurance Products Freedom Funds (VIP) Fidelity(R) VIP Freedom Income Portfolio
                                                            Fidelity(R) VIP Freedom 2005 Portfolio
                                                            Fidelity(R) VIP Freedom 2010 Portfolio
                                                            Fidelity(R) VIP Freedom 2015 Portfolio
                                                            Fidelity(R) VIP Freedom 2020 Portfolio
                                                            Fidelity(R) VIP Freedom 2025 Portfolio
                                                            Fidelity(R) VIP Freedom 2030 Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NET PREMIUM PAYMENTS (CONTINUED)
--------------------------------------------------------------------------------

  o Each Investment Account invests in a corresponding portfolio of a fund (continued):

FUND                                                        PORTFOLIO
----                                                        ---------
Fidelity(R) Variable Insurance Products                     Fidelity(R) VIP Asset ManagerSM Portfolio
                                                            Fidelity(R) VIP Contrafund(R) Portfolio
                                                            Fidelity(R) VIP Equity-Income Portfolio
                                                            Fidelity(R) VIP Growth Portfolio
                                                            Fidelity(R) VIP High Income Portfolio
                                                            Fidelity(R) VIP Index 500 Portfolio
                                                            Fidelity(R) VIP Mid-Cap Portfolio
                                                            Fidelity(R) VIP Money Market Portfolio
                                                            Fidelity(R) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust        Franklin Small Cap Value Securities Fund
                                                            Franklin Templeton VIP Founding Funds Allocation Fund
                                                            Templeton Foreign Securities Fund
                                                            Templeton Global Income Securities Fund
Invesco V.I. Funds Trust                                    Invesco V.I. Core Equity Fund
                                                            Invesco V.I. Capital Development Fund
                                                            (Formerly Invesco V.I. Dynamics Fund) (3)
                                                            Invesco V.I Dividend Growth Fund
                                                            (Formerly Invesco V.I. Financial Services Fund) (4)
                                                            Invesco V.I. Global Health Care Fund
                                                            Invesco V.I. Global Real Estate Fund
                                                            Invesco V.I. High Yield Fund
                                                            Invesco V.I. International Growth Fund
                                                            Invesco V.I. Utilities Fund
Janus Aspen Series                                          Janus Aspen Flexible Bond Portfolio
                                                            Janus Aspen Forty Portfolio
                                                            Janus Aspen International Growth Portfolio
                                                            Janus Aspen Perkins Mid Cap Value Portfolio
                                                            Janus Aspen Worldwide Growth Portfolio
Neuberger Berman Advisers Management Trust                  Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                            Neuberger Berman AMT Regency Portfolio
                                                            Neuberger Berman AMT Short Duration Bond Portfolio
                                                            Neuberger Berman AMT Small Cap Growth Portfolio
OneAmerica Funds, Inc.                                      OneAmerica Asset Director Portfolio
                                                            OneAmerica Investment Grade Bond Portfolio
                                                            OneAmerica Money Market Portfolio
                                                            OneAmerica Value Portfolio
Pioneer Variable Contracts Trust (VCT)                      Pioneer Emerging Markets VCT Portfolio
                                                            Pioneer Equity Income VCT Portfolio
                                                            Pioneer Fund VCT Portfolio
                                                            Pioneer Growth Opportunities VCT Portfolio
Royce Capital Fund                                          Royce Small-Cap Portfolio
T. Rowe Price Equity Series, Inc.                           T. Rowe Price Blue Chip Growth Portfolio
                                                            T. Rowe Price Equity Income Portfolio
                                                            T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Fixed Income Series, Inc.                     T. Rowe Price Limited-Term Bond Portfolio
Timothy Plan(R) Portfolio Variable Series                   The Timothy Plan(R) Conservative Growth Variable
                                                            The Timothy Plan(R) Strategic Growth Variable
Vanguard(R) Variable Insurance Fund                         Vanguard(R) VIF Diversified Value Portfolio
                                                            Vanguard(R) VIF Mid-Cap Index Portfolio
                                                            Vanguard(R) VIF Small Company Growth Portfolio
                                                            Vanguard(R) VIF Total Bond Market Index Portfolio

  (1) As of April 29, 2011, the Columbia Federal Securities Fund, Variable Series will merge into the Columbia Variable Portfolio - Short Duration US Government Fund.

  (2) As of May 2, 2011, the Columbia Small Cap Value Fund, Variable Series will be renamed to the Columbia Variable Portfolio - Small Cap Value

  (3) As of May 1, 2011, the Invesco V.I. Dynamics Fund will merge into the Invesco V.I. Capital Development Fund.

  (4) As of May 1, 2011, the Invesco V.I. Financial Services Fund will merge into the Invesco V.I. Dividend Growth Fund.

   o  Not all funds are available with all contracts.

AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3 percent. (See rules and limits on transfers from the Fixed Account allocations).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   DEDUCTIONS
--------------------------------------------------------------------------------

                              FROM FUND PORTFOLIOS

  o The Investment Advisors of the underlying Fund Portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual Fund Portfolios. These fees and expenses range from 0.10 percent to 2.05 percent of the Portfolios' net assets. These fees are not deducted under the contract. They are reflected in the Portfolios' net asset values.

                               FROM ACCOUNT VALUE

  o For contracts issued prior to May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $30.00 per month for the first Policy Year and $5.00 per month thereafter.

  o For contracts issued after May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $17.50 per month for the first Policy Year and $6.00 per month thereafter.

                            FROM INVESTMENT ACCOUNTS

  o Monthly charge at a guaranteed annual rate of 0.75 percent from the Variable Account Value during the first ten (10) Policy Years and 0.25 percent thereafter. This charge is not deducted from the Fixed Account value.

--------------------------------------------------------------------------------
                                        o
--------------------------------------------------------------------------------
                                  ACCOUNT VALUE
--------------------------------------------------------------------------------

  o Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

  o Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

  o Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than twelve (12) transfers are made in a Policy Year.

  o Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.

--------------------------------------------------------------------------------
                                        o
--------------------------------------------------------------------------------
                                  CASH BENEFITS
--------------------------------------------------------------------------------

  o Loans may be taken for amounts up to 90 percent of the Account Value, less loan interest due on the next Policy Anniversary and any surrender charges.

  o Partial Surrenders generally can be made provided there is sufficient remaining Net Cash Value.

  o The policy may be surrendered in full at any time for its Net Cash Value. A surrender charge will apply during the first fifteen (15) Policy Years.

  o Settlement options are available.

  o Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.

--------------------------------------------------------------------------------
                                        o
--------------------------------------------------------------------------------
                                 DEATH BENEFITS

  o May be Income Tax free to beneficiary.

  o Available as lump sum or under variety of settlement options.

  o For all policies, the minimum Face Amount of $50,000.

  o Two (2) Death Benefit options available: Option 1, equal to the Face Amount, and Option 2, equal to the Face Amount plus Account Value.

  o Flexibility to change the Death Benefit option and Face Amount.

  o Any outstanding loan and loan interest is deducted from the amount payable.

  o Supplemental and/or rider benefits may be available.

--------------------------------------------------------------------------------

        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company(R) ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2010, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $24.4 billion and had equity of $1.9 billion.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). AUL has established other segregated Investment Accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.

THE FUNDS

AUL has entered into agreements with the Distributors/ Advisors of Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points on the net average aggregate deposits made.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12B-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying fund Portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund Portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other Portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other Portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in Portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                        INVESTMENT ADVISOR                         OBJECTIVE
----                                        ------------------                         ---------
Alger LargeCap Growth Portfolio             The Manager                                Seeks long-term capital appreciation.
Alger Small-Cap Growth Portfolio            The Manager                                Seeks long-term capital appreciation.
AllianceBernstein VPS International         AllianceBernstein L.P.                     Seeks long-term capital growth.
   Growth Portfolio
AllianceBernstein VPS International         AllianceBernstein L.P.                     Seeks long-term capital growth.
   Value Portfolio
AllianceBernstein VPS Small/Mid Cap         AllianceBernstein L.P.                     Seeks long-term growth of capital.
   Value Portfolio
American Century(R) VP Capital              American Century(R) Investment             Seeks capital growth.
   Appreciation                                Management, Inc.

American Century(R) VP                      American Century(R) Investment             Seeks capital growth and income.
   Income & Growth Portfolio                   Management, Inc.
American Century(R) VP International        American Century(R) Global Investment      Seeks capital growth.
   Portfolio                                   Management, Inc.
American Century(R) VP Mid Cap              American Century(R) Investment             Seeks long-term growth of capital and seeks
   Value Fund                                  Management, Inc.                           income as a secondary objective.

American Century(R) VP Ultra(R)             American Century(R) Investment             Seeks long-term capital growth.
                                               Management, Inc.
American Century(R) VP Vista(SM)            American Century(R) Investment             Seeks long-term capital growth.
                                               Management, Inc.
Calvert Social Mid-Cap Growth Portfolio     Calvert Asset Management Company, Inc.     Seeks long-term capital appreciation.
Columbia Variable Portfolio - Short         Columbia Management Advisors, LLC          Seeks high level of current income and
   Duration US Government Fund                                                            safety of principal.
   (Formerly, Columbia Federal
   Securities Fund)(1)
Columbia Variable Portfolio - Small         Columbia Management Advisors, LLC          Seeks long-term capital appreciation.
   Cap Value Fund (Formerly Columbia
   Small Cap Value Fund)(2)
Dreyfus DIP, Technology                     The Dreyfus Corporation                    Seeks capital appreciation.
   Growth Portfolio
Dreyfus IP, Small-Cap Stock                 The Dreyfus Corporation                    Seeks to match the performance of the
   Index Portfolio                                                                        S&P Small Cap 600(R) Index.
Dreyfus Variable Investment                 The Dreyfus Corporation                    Seeks long-term capital and seeks income
   Portfolio, Appreciation Portfolio                                                      as a secondary objective.

FUND                                        INVESTMENT ADVISOR                         OBJECTIVE
----                                        ------------------                         ---------
Fidelity(R) VIP Freedom Income Portfolio    Strategic Advisers, Inc.                   Seeks high total return with a
                                                                                          secondary objective of principal
                                                                                          preservation.
Fidelity(R) VIP Freedom 2005 Portfolio      Strategic Advisers, Inc.                   Seeks high total return with a
                                                                                          secondary objective of principal
                                                                                          preservation as the fund approaches
                                                                                          its target date and beyond.
Fidelity(R) VIP Freedom 2010 Portfolio      Strategic Advisers, Inc.                   Seeks high total return with a
                                                                                          secondary objective of principal
                                                                                          preservation as the fund approaches
                                                                                          its target date and beyond.
Fidelity(R) VIP Freedom 2015 Portfolio      Strategic Advisers, Inc.                   Seeks high total return with a
                                                                                          secondary objective of principal
                                                                                          preservation as the fund approaches
                                                                                          its target date and beyond.
Fidelity(R) VIP Freedom 2020 Portfolio      Strategic Advisers, Inc.                   Seeks high total return with a
                                                                                          secondary objective of principal
                                                                                          preservation as the fund approaches
                                                                                          its target date and beyond.
Fidelity(R) VIP Freedom 2025 Portfolio      Strategic Advisers, Inc.                   Seeks high total return with a
                                                                                          secondary objective of principal
                                                                                          preservation as the fund approaches
                                                                                          its target date and beyond.
Fidelity(R) VIP Freedom 2030 Portfolio      Strategic Advisers, Inc.                   Seeks high total return with a
                                                                                          secondary objective of principal
                                                                                          preservation as the fund approaches
                                                                                          its target date and beyond.
Fidelity(R) VIP Asset Manager(SM) Portfolio Fidelity(R) Management & Research Company  Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio     Fidelity(R) Management & Research Company  Seeks long-term capital appreciation.
Fidelity(R) VIP Equity-Income Portfolio     Fidelity(R) Management & Research Company  Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio            Fidelity(R) Management & Research Company  Seeks long-term capital appreciation.
Fidelity(R) VIP High Income Portfolio       Fidelity(R) Management & Research Company  Seeks a high level of current income, while also considering growth
                                                                                          of capital.
Fidelity(R) VIP Index 500 Portfolio         Fidelity(R) Management & Research Company  Seeks results that correspond to the total return of common stocks that comprise
                                                                                          the S&P 500(R).
Fidelity(R) VIP Mid-Cap Portfolio           Fidelity(R) Management & Research Company  Seeks long-term growth of capital.
Fidelity(R) VIP Money Market Portfolio      Fidelity(R) Management & Research Company  Seeks as high a level of current income as is consistent with preservation of
                                                                                          capital and liquidity.
Fidelity(R) VIP Overseas Portfolio          Fidelity(R) Management & Research Company  Seeks long-term capital appreciation.
Franklin Small Cap Value Securities Fund    Franklin Advisory Services, LLC            Seeks long-term capital growth.
Franklin Templeton VIP Founding Funds       Franklin Templeton Services, LLC           Seeks capital appreciation and income as a
    Allocation Fund                                                                      secondary objective.
Invesco V.I. Core Equity Fund               Invesco Advisers, Inc.                     Seeks growth of capital.
Invesco V.I. Capital Development Fund       Invesco Advisers, Inc.                     Seeks long-term growth of capital.
    (Formerly Invesco V.I.
    Dynamics Fund)(3)
Invesco V.I Dividend Growth Fund            Invesco Advisers, Inc.                     Seeks current income and long-term growth
    (Formerly Invesco V.I. Financial                                                      of income and capital.
    Services Fund)(4)
Invesco V.I. Global Health Care Fund        Invesco Advisers, Inc.                     Seeks long-term capital growth.
Invesco V.I. Global Real Estate Fund        Invesco Advisers, Inc.                     Seeks high total return.
Invesco V.I. High Yield Fund                Invesco Advisers, Inc.                     Seeks a high level of current income.
Invesco V.I. International Growth Fund      Invesco Advisers, Inc.                     Seeks long-term capital growth.
Invesco V.I. Utilities Fund                 Invesco Advisers, Inc.                     Seeks capital growth and current income.
Janus Aspen Flexible Bond Portfolio         Janus Capital Management LLC               Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                 Janus Capital Management LLC               Seeks long-term growth of capital.
Janus Aspen International Growth Portfolio  Janus Capital Management LLC               Seeks long-term capital growth.
Janus Aspen Perkins Mid Cap                 Janus Capital Management LLC               Seeks capital appreciation.
    Value Portfolio
Janus Aspen Worldwide Growth Portfolio      Janus Capital Management LLC               Seeks long-term capital growth.
Neuberger Berman AMT Mid-Cap                Neuberger Berman Management LLC            Seeks growth of capital.
    Growth Portfolio
Neuberger Berman AMT Regency Portfolio      Neuberger Berman Management LLC            Seeks growth of capital.
Neuberger Berman AMT Short Duration         Neuberger Berman Management LLC            Seeks highest available income with
    Bond Portfolio                                                                        a secondary objective of total return.
Neuberger Berman AMT Small-Cap              Neuberger Berman Management LLC            Seeks long-term capital growth.
    Growth Portfolio
OneAmerica Asset Director Portfolio         American United Life Insurance Company(R)  Seeks to provide high total return.
OneAmerica Investment Grade                 American United Life Insurance Company(R)  Seeks a high level of income and seeks
    Bond Portfolio                                                                        capital appreciation as a
                                                                                          secondary objective.
OneAmerica Money Market Portfolio           American United Life Insurance Company(R)  Seeks to provide a level of current income.

FUND                                        INVESTMENT ADVISOR                         OBJECTIVE
----                                        ------------------                         ---------
OneAmerica Value Portfolio                  American United Life Insurance Company(R)  Seeks long-term capital appreciation and seeks current investment income as a
                                                                                          secondary objective.
Pioneer Emerging Markets VCT Portfolio      Pioneer Investment Management, Inc.        Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio         Pioneer Investment Management, Inc.        Seeks current income and long-term growth
                                                                                          of capital.
Pioneer Fund VCT Portfolio                  Pioneer Investment Management, Inc.        Seeks reasonable income and capital growth.
Pioneer Growth Opportunities VCT            Pioneer Investment Management, Inc.        Seeks capital growth.
   Portfolio
Royce Small-Cap Fund                        Royce & Associates, LLC                    Seeks long-term growth of capital.
T. Rowe Price Blue Chip Growth Portfolio    T. Rowe Price Associates                   Seeks to provide long-term growth and income
                                                                                          as a secondary objective.
T. Rowe Price Equity Income Portfolio       T. Rowe Price Associates                   Seeks high current income and long-term
                                                                                          capital growth.
T. Rowe Price Limited-Term Bond Portfolio   T. Rowe Price Associates                   Seeks high level of current income.
T. Rowe Price Mid-Cap Growth Portfolio      T. Rowe Price Associates                   Seeks long-term capital appreciation.
Templeton Foreign Securities Fund           Franklin Advisory Services, LLC            Seeks long-term capital growth.
Templeton Global Income Securities Fund     Franklin Advisory Services, LLC            Seeks high current income with a secondary
                                                                                          objective of capital appreciation.
The Timothy Plan(R) Conservative            Timothy Partners, Ltd.                     Seeks long-term capital growth.
   Growth Variable
The Timothy Plan(R) Strategic               Timothy Partners, Ltd.                     Seeks long-term capital growth.
   Growth Variable
Vanguard(R) VIF Diversified Value Portfolio Barrow, Hanley, Mewhinney & Strauss, Inc.  Seeks long-term capital growth and income.
Vanguard(R) VIF Mid-Cap Index Portfolio     Vanguard(R) Quantitative Equity Group      Seeks to track the performance of the MSCI(R)
                                                                                          US Mid Cap 450 Index.
Vanguard(R) VIF Small Company               Granahan Investment Management, Inc. &     Seeks long-term capital appreciation.
   Growth Portfolio                           Vanguard(R) Quantitative Equity Group
Vanguard(R) VIF Total Bond Market           Vanguard(R) Fixed Income Group             Seeks to track the performance of the
   Index Portfolio                                                                        Barclays Capital U.S. Aggregate Bond
                                                                                          Index.

  (1) As of April 29, 2011, the Columbia Federal Securities Fund, Variable Series will merge into the Columbia Variable Portfolio - Short Duration US Government Fund.
  (2) As of May 2, 2011, the Columbia Small Cap Value Fund, Variable Series will be renamed to the Columbia Variable Portfolio - Small Cap Value
  (3) As of May 1, 2011, the Invesco V.I. Dynamics Fund will merge into the Invesco V.I. Capital Development Fund.
  (4) As of May 1, 2011, the Invesco V.I. Financial Services Fund will merge into the Invesco V.I. Dividend Growth Fund.

VOTING RIGHTS

AUL is the legal Owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company Separate Account that Funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                        PREMIUM PAYMENTS AND ALLOCATIONS

APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 85 on a standard basis, and 20 through 85 on a preferred non-tobacco user and tobacco user basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, the Owner may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."

RIGHT TO EXAMINE PERIOD

The Owner may cancel the Owner's Policy for a refund during the Owner's "right to examine" period. This period expires ten (10) calendar days after the Owner receives the Owner's Policy (or a longer period if required by law). If the Owner decides to cancel the Policy, The Owner must return it by mail or other delivery method to the Corporate Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven (7) calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.

PREMIUMS

The minimum initial premium payment required depends on a number of factors, such as the Issue Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the planned premium payments the Owner proposes to make. Consult an AUL representative for information about the initial premium required for the coverage the Owner desires.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

The Owner may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to the Corporate Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in the Owner's Policy. All premiums combined may not be more than $1,000,000, unless a higher amount is agreed to by AUL.

The planned premium is the amount for which AUL will bill the Owner or, in the case of AUL's automatic premium plan (which deducts the planned premium from the Owner's checking account), the amount for which AUL will charge the Owner's account. The amount and frequency of the planned premium are shown on the Policy Data Page in the Owner's Policy. The Owner may change the amount and the frequency of the planned premium by Proper Notice. AUL reserves the right to change the planned premium to comply with AUL's rules for billing amount and frequency.

Unless otherwise indicated, premiums received in excess of planned premium will be applied as additional premium.

If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, AUL may require satisfactory evidence of insurability before accepting it. If AUL accepts the premium, AUL will allocate the Net Premium to the Owner's Account Value on the date of AUL's acceptance. If AUL does not accept the premium, AUL will refund it to the Owner.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, AUL reserves the right to refund the amount to the Owner with interest no later than sixty (60) days after the end of the Policy Year when AUL receives the premium, but AUL assumes no obligation to do so.

If the payment of any premium would cause the Policy to become a Modified Endowment, AUL will attempt to so notify the Owner upon allocating the premium, but AUL assumes no obligation to do so. In the event that AUL notifies the Owner, consistent with the terms of the notice the Owner may choose whether the Owner wants the premium refunded to him or her. AUL reserves the right to refund any premiums that cause the Policy to become a Modified Endowment. Upon request, AUL will refund the premium, with interest, to the Owner no later than sixty (60) days after the end of the Policy Year in which AUL receives the premium.

PLANNED PREMIUMS. When applying for a Policy, the Owner may select a plan for paying level premium payments semiannually or annually. If the Owner elects, AUL will also arrange for payment of planned premiums on a monthly basis under a pre-authorized payment arrangement. The Owner is not required to pay premium payments in accordance with these plans; rather, the Owner can pay more or less than planned, or skip a planned premium entirely. (See, however, "Premium Payments to Prevent Lapse" and "Guarantee Period and Required Premium for the Guarantee Period." Each premium after the initial premium must be at least $50. AUL may increase this minimum ninety (90) days after AUL sends the Owner a written notice of such increase. Subject to the limits described above, the Owner can change the amount and frequency of planned premiums whenever the Owner wants by sending Proper Notice to the Corporate Office. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.

PREMIUM PAYMENTS TO PREVENT LAPSE

Failure to pay planned premiums will not necessarily cause a Policy to lapse. Conversely, paying all planned premiums will not guarantee that a Policy will not lapse. The conditions that will result in the Owner's Policy lapsing will vary depending on whether a Guarantee Period is in effect, as follows:

GRACE PERIOD. The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. A Grace Period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. AUL will send notice of the grace period and the amount required to be paid during the grace period to the Owner's last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. The Owner's Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, the Owner's Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement."

A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

GUARANTEE PERIOD AND REQUIRED PREMIUM FOR THE GUARANTEE PERIOD. The Guarantee Period is the period shown in the Policy during which the Policy will remain in force and will not begin the grace period, if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period multiplied by the number of Policy Months since the Contract Date. If this test fails on any Monthiversary, the continuation of insurance guarantee terminates. The guarantee will not be reinstated.

The Required Premium for the Guarantee Period is shown on the Policy Data Page. If the Owner makes changes to the Policy after issue, the Required Premium for subsequent months may change. AUL will send the Owner notice of the new Required Premium. The Required Premium per $1,000 factors for the Face Amount vary by risk class, Issue Age, and sex. Additional premiums for substandard ratings and rider benefits are included in the Required Premium.

AFTER THE GUARANTEE PERIOD. A grace period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Contract in force must be submitted during the grace period.

PREMIUM ALLOCATIONS AND CREDITING

On the Investment Option Election Form, the Owner specifies the percentage of a Net Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the Owner's allocations must equal 100 percent, with at least 1 percent of the Net Premium payment allocated to each account selected by the Owner. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Corporate Office, by telephone if written authorization is on file with AUL or by using the Internet. The change will apply to the premium payments received with or after receipt of the Owner's notice.

The initial Net Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with AUL's allocation instructions on the later of the day the "right to examine" period expires, or the date AUL receives the premium at AUL's Corporate Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which AUL receives the premium at AUL's Corporate Office.

AUL generally allocates all Net Premiums received prior to the Issue Date to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Net Premiums so allocated. However, AUL reserves the right to allocate Net Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "right to examine" period. If the Owner exercises the Owner's right to examine the Policy and cancel it by returning it to AUL, AUL will refund to the Owner the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, AUL transfers the Net Premium and interest to the Fixed Account and the Investment Accounts of the Separate Account based on the percentages the Owner has selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, AUL assumes that receipt of this Policy occurs five (5) calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.

TRANSFER PRIVILEGE

The Owner may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any time after the "right to examine" period.

There currently is no minimum transfer amount, although AUL reserves the right to require a $100 minimum transfer. AUL must transfer the minimum amount, or, if less, the entire amount in the account from which the Owner is transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, AUL has the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.

Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. AUL reserves the right to limit the number of transfers to twelve (12) per year, or to restrict transfers from being made on consecutive Valuation Dates.

If AUL determines that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first twelve (12) transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. AUL reserves the right to assess a $25 charge for the thirteenth (13th) and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one (1) transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.

Unless AUL restricts the right of an Owner to transfer Funds as stated above, there is no limit on the number of transfers that can be made between Investment Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to AUL. Transfers initiated via AUL's Internet site Account Services, AUL.com, will be processed as a result of authorization given by the user accessing the site. AUL reserves the right to suspend telephone or internet transfer privileges at any time, for any reason, if AUL deems such suspension to be in the best interests of Owners. AUL will employ reasonable procedures to confirm that instructions communicated by telephone or via the Internet are genuine, and if AUL follows those procedures, AUL will not be liable for any losses due to unauthorized or fraudulent instructions. AUL may be liable for such losses if AUL does not follow those reasonable procedures. The procedures AUL will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

ABUSIVE TRADING PRACTICES

LATE TRADING. Some investors attempt to profit from trading in funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging, ("DCA") Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. At the time that the Owner elects the DCA Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary on or next following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted, or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.

PORTFOLIO REBALANCING PROGRAM

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts the Owner's Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for this Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio rebalancing at any time.

PORTFOLIO OPTIMIZATION PROGRAM

THE PROGRAM

Portfolio Optimization is an asset allocation service that AUL offers at no additional charge for use within this variable life policy. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable life policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of AUL's Program, AUL has developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

If the Owner subscribes to Portfolio Optimization, AUL will serve as the Owner's investment Advisor for the Program, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If the Owner subscribes to Portfolio Optimization, AUL will automatically reallocate the

Owner's Account Value in accordance with the Model the Owner selects as it is updated from time to time based on discretionary authority that the Owner grants to AUL, unless the Owner instructs AUL otherwise. For more information on AUL's role as investment advisor for the Program, please see AUL's brochure from AUL's Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, AUL currently relies on the recommendations of an independent third-party analytical firm. AUL may change the firm that AUL uses from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

AUL may offer five (5) asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, AUL will automatically reallocate the Owner's Account Value (and subsequent premiums, if applicable) in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model. AUL requires that the Owner grant AUL discretionary investment authority to periodically reallocate the Owner's Account Value (and subsequent premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model the Owner has selected, if the Owner wishes to participate in Portfolio Optimization.

When AUL updates the Portfolio Optimization Models, AUL will send the Owner written notice of the updated Models at least thirty (30) days in advance of the date AUL intends the updated version of the Model to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner needs to determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with the Owner's registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to the Owner's financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with the Owner's registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with the Owner's registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or the Owner's registered representative assess the Owner's financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. AUL does not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes AUL's reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time.

AUL has the right to terminate or change the Program at any time. Newly issued Contracts may require participation in the Program.

                                  FIXED ACCOUNT

SUMMARY OF THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Owner may allocate some or all of the Net Premiums and transfer some or all of the Variable Account Value to the Fixed Account, which is part of AUL's General Account and pays interest at declared rates (subject to a minimum interest rate AUL guarantees to be 3 percent). AUL's General Account supports AUL's insurance and annuity obligations.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of AUL's General Account, AUL benefits from investment gain and assumes the risk of investment loss on this amount. All assets in the General Account are subject to AUL's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

CALCULATION OF THE FIXED ACCOUNT VALUE

Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.

TRANSFERS FROM THE FIXED ACCOUNT

The amount transferred from the Fixed Account in any Policy Year may not exceed 20 percent of the amount in the Fixed Account at the beginning of the Policy Year, less any Partial Surrenders made from the Fixed Account since that date, unless the balance after the transfer is less than $25, in which case AUL reserves the right to transfer the entire amount.

PAYMENT DEFERRAL

We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.

                             CHARGES AND DEDUCTIONS

PREMIUM EXPENSE CHARGES

PREMIUM TAX CHARGE. A 2.5 percent charge for state and local premium taxes and related administrative expenses is deducted from each premium payment. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5 percent of premium payments for all states, although such tax rates range from 0 percent to 3.5 percent. This charge may be more or less than the amount actually assessed by the state in which a particular Owner lives.

SALES CHARGE. AUL deducts a sales charge from each premium payment. The sales charge for contracts issued after May 1, 2000 is currently 2.5 percent of each premium paid.

MONTHLY DEDUCTION

AUL will deduct Monthly Deductions on the Contract Date and on each Monthiversary. Monthly Deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. The Owner's Contract Date is the date used to determine the Owner's Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, and (3) any charges for rider benefits, as described below. The Monthly Deduction is deducted from the Variable Account (and each Investment Account) and Fixed Account pro rata on the basis of the portion of Account Value in each account.

COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, AUL charges "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and AUL may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration of each Face Amount segment, Policy size and underwriting class of the Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account Value.

The cost of insurance charge for each Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes, based on underwriting: Standard Tobacco User, Standard Non-Tobacco User, Preferred Tobacco User, Preferred Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco User or Standard Non-Tobacco User classes. Standard Non-Tobacco User rates are available for Issue Ages 0-85. Preferred Non-Tobacco and Preferred Tobacco User rates are available for Issue Ages 20-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of the Owner's Policy.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Face Amount, and the existing risk class will continue to apply to the existing Face Amount. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Face Amount.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge. For Contracts issued after May 1, 2000, the charge is currently $17.50 during the first Policy Year, and $6 thereafter, which applies in all years. It is guaranteed not to exceed $10 after the first Policy Year. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts this monthly charge from the Variable Account Value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75 percent of Variable Account Value during the first ten (10) Policy Years, and
0.25 percent thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

SURRENDER CHARGE

During the first fifteen Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the Policy. The surrender charge is equivalent to 100 percent of the base coverage target premium for Policy Years one (1) through five (5), reducing thereafter by 10 percent annually through Policy Year fifteen (15). The "base coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.

Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.

Increases in Face Amount will begin a new surrender charge period for that coverage amount. Decreases in Face Amount will not reduce the surrender charge.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first fifteen (15) Policy Years.

                           TABLE OF SURRENDER CHARGES

POLICY YEAR                                                PERCENTAGE OF PREMIUM
-----------                                                ---------------------
     1                                                              100%
     2                                                              100%
     3                                                              100%
     4                                                              100%
     5                                                              100%
     6                                                               90%
     7                                                               80%
     8                                                               70%
     9                                                               60%
    10                                                               50%
    11                                                               40%
    12                                                               30%
    13                                                               20%
    14                                                               10%
    15                                                                0%

TAXES

AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. AUL reserves the right, however, to assess a charge for such taxes against the Investment Accounts if AUL determines that such taxes will be incurred.

SPECIAL USES

AUL may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, AUL may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by AUL, who may include current and retired officers, directors and employees of AUL and AUL's affiliates.

AUL may also agree to waive minimum premium requirements for such persons.

AUL will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. AUL reserves the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

FUND EXPENSES

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.

                       HOW THE OWNER'S ACCOUNT VALUES VARY

There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date and the Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."

DETERMINING THE ACCOUNT VALUE

On the Contract Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but AUL is closed for business, and the Owner will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.

VARIABLE ACCOUNT VALUE. When the Owner allocates an amount to an Investment Account, either by Net Premium payment allocation or by transfer, the Owner's Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to the Owner's Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction and mortality and expense charge are taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts were initially set at one dollar ($1), and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at five dollars ($5) when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

    2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

    3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

    2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed

Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.

CASH VALUE AND NET CASH VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."

                DEATH BENEFIT AND CHANGES IN FACE AMOUNT

As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Corporate Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven (7) calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to the Owner and AUL. Before the Insured dies, the Owner may choose how the proceeds are to be paid. If the Owner has not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.

AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.

DEATH BENEFIT OPTIONS

The Owner may choose one of two Death Benefit options. Under Option 1, the Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under Option 2, the Death Benefit is the greater of the Face Amount plus the Account Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death.

If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."

                                      APPLICABLE PERCENTAGES OF ACCOUNT VALUE
ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE
   0-40            250%           50             185%            60            130%            70            115%
    41             243%           51             178%            61            128%            71            113%
    42             236%           52             171%            62            126%            72            111%
    43             229%           53             164%            63            124%            73            109%
    44             222%           54             157%            64            122%            74            107%
    45             215%           55             150%            65            120%           75-90          105%
    46             209%           56             146%            66            119%            91            104%
    47             203%           57             142%            67            118%            92            103%
    48             197%           58             138%            68            117%            93            102%
    49             191%           59             134%            69            116%            94            101%
                                                                                               95+           100%

INITIAL FACE AMOUNT AND DEATH BENEFIT OPTION

The initial Face Amount is set at the time the Policy is issued. The Owner may change the Face Amount from time to time, as discussed below. The Owner selects the Death Benefit option when the Owner applies for the Policy. The Owner also may change the Death Benefit option, as discussed below. AUL reserves the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.

CHANGES IN DEATH BENEFIT OPTION

Beginning one (1) year after the Contract Date, as long as the Policy is not in the grace period, the Owner may change the Death Benefit option on the Owner's Policy subject to the following rules. If the Owner requests a change from Death Benefit Option Two (2) to Death Benefit Option One (1), the Face Amount will be increased by the amount of the Account Value on the date of change. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice.

If the Owner requests a change from Death Benefit Option One (1) to Death Benefit Option Two (2), the Face Amount will be decreased by the amount of the Account Value on the date of change. AUL may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following AUL's approval of the change. AUL will not permit a change which would decrease the Face Amount below $50,000.

CHANGES IN FACE AMOUNT

Beginning one (1) year after the Contract Date, as long as the Policy is not in the grace period, the Owner may request a change in the Face Amount. If a change in the Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify the Owner's Policy as a life insurance contract, AUL will refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Face Amount may cause the Policy to be treated as a Modified Endowment for federal tax purposes.

AUL reserves the right to decline a requested decrease in the Face Amount if compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Net Cash Value under the Policy.

Increases in Face Amount will begin a new surrender charge period for that coverage amount. Decreases in Face Amount will not reduce the surrender charge.

The Face Amount after any decrease must be at least $50,000. A decrease in Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. If the Owner has made any increases to the Face Amount, the decrease will first be applied to reduce those increases, starting with the most recent increase. The decrease will not cause a decrease in either the Required Premium for the Guarantee Period or the surrender charge.

Any increase in the Face Amount must be at least $5,000 (unless otherwise provided by rider), and an application must be submitted. AUL reserves the right to require satisfactory evidence of insurability. In addition, the Insured's Attained Age must be less than the current maximum Issue Age for the Policies, as determined by AUL from time to time. A change in planned premiums may be advisable. If the Policy is within the Guarantee Period on the effective date of the increase, Required Premiums will be increased accordingly. See "Premiums." The increase in Face Amount will become effective on the Monthiversary on or next following AUL's approval of the increase.

For purposes of calculating cost of insurance charges, any Face Amount decrease will be used to reduce any previous Face Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

SELECTING AND CHANGING THE BENEFICIARY

The Owner selects the beneficiary in the Owner's application. The Owner may select more than one beneficiary. The Owner may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.

                             CASH BENEFITS

POLICY LOANS

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Corporate Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to AUL as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

  1. 90 percent of the Account Value; less

  2. any loan interest due on the next Policy Anniversary; less

  3. any applicable surrender charges; less

  4. any existing loans and accrued loan interest.

Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's written request is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 6 percent. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment

Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account value and the Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 4 percent. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT; EFFECT IF NOT REPAID. The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Corporate Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue

CODE. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary when the Guarantee Period is not in force, the Policy will be in default. The Owner will be sent notice of the default. The Owner will have a grace period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if the Owner's Policy is a Modified Endowment, loans may be currently taxable and subject to a 10 percent penalty tax.

SURRENDERING THE POLICY FOR NET CASH VALUE

The Owner may surrender the Owner's Policy at any time for its Net Cash Value by submitting Proper Notice to AUL. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date the Owner's written request and all required documents are received. Payment will generally be made within seven (7) calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

The Owner may make Partial Surrenders under the Owner's Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to AUL. As of the date AUL receives Proper Notice for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When the Owner requests a Partial Surrender, the Owner can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If the Owner provides no directions, the Partial Surrender will be deducted from the Owner's Account Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Face Amount by an amount equal to the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Face Amount below $50,000, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date the Owner's written request is received, and generally will be paid within seven (7) calendar days. See "When Proceeds Are Paid."

SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.

The Owner may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed twenty (20.)

OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first (1st) payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as one hundred-twenty (120.) A different monthly installment payable to the surviving payee can be specified.

Any other method or frequency of payment AUL agrees to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater. Based on the settlement option selected, AUL will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3 percent per year.

The Owner may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with AUL's consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, AUL will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to AUL.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes.

Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account value to Fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."

LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from AUL. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or AUL's obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0 percent. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12 percent.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using the Owner's Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. Other risks associated with borrowing from the Owner's Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to the Owner of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds the Owner's basis in the Policy. Thus, under certain circumstances, surrender or lapse of the Owner's Policy could result in tax liability to the Owner. In addition, to reinstate a lapsed Policy, the Owner would be required to make certain payments. Thus, the Owner should be careful to design a life insurance retirement plan so that the Owner's Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from the Owner's Policy.

To avoid lapse of the Owner's Policy, it is important to design a payment stream that does not leave the Owner's Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration. Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in the Owner's Policy upon its maturity. Poor investment performance can contribute to the risk that the Owner's Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse. Further, interest on a Policy loan is due to AUL for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds the Owner's basis in the Policy, the amounts attributable to interest due on the loans can add to the Owner's federal (and possibly state) income tax liability. The Owner should consult with the Owner's financial and tax advisors in designing a life insurance retirement plan that is suitable for the Owner's particular needs. Further, the Owner should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, the Owner should consult the Owner's periodic statements to determine the amount of the remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from the Owner's representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

                  OTHER POLICY BENEFITS AND PROVISIONS

LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two (2) years from the Contract Date, AUL may not contest the Policy. Any increase in the Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two years following the effective date of the increase. If the Owner did not request the Face Amount increase or if evidence of insurability was not required, AUL will not contest the increase.

If a Policy lapses and it is reinstated, AUL can contest the reinstated Policy during the first two (2) years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two (2) years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.

If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly Deduction associated with the increase.

CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:
(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date AUL receives proof of death; or (2) the Account Value as of the date AUL receives proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts;
(3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account and/or Fixed Account accumulation options.

AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.

Any change of the Policy must be approved by AUL's President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.

CHANGE OF INSURED

While the Policy is in force, it may be exchanged for a new Policy on the life of a substitute Insured. The exercise of this exchange is subject to satisfactory evidence of insurability for the substitute Insured. The Contract Date of the new Policy will generally be the same as the Contract Date of the exchanged Policy. The Issue Date of the new Policy will be the date of the exchange. The initial Cash Value of the new Policy will be the same as the Cash Value of the exchanged Policy on the date of the exchange. Exercise of the Change of Insured provision will result in a taxable exchange.

EXCHANGE FOR PAID-UP POLICY

The Owner may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Corporate Office. The new policy will be for the level Face Amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. AUL will pay the Owner any remaining Net Cash Value that was not used to purchase the new policy.

At any time after this option is elected, the Cash Value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 4 percent interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.

WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Corporate Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.

DIVIDENDS

The Owner will receive any dividends declared by AUL as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts and Fixed Account on a pro rata basis unless the Owner requests cash payment. AUL does not anticipate declaring any dividends on this policy.

REPORTS TO POLICY OWNERS

At least once a year, the Owner will be sent a report at the Owner's last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, amount of interest credited to amounts in the Fixed Account, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. The Owner will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which the Owner has allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when the Owner pays premiums (except for premiums deducted automatically), or if the Owner takes out a loan, transfer amounts among the Investment Accounts and Fixed Account or take surrenders, the Owner will receive a written confirmation of these transactions.

ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Corporate Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, the Owner must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.

REINSTATEMENT

The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See the Owner's Policy for further information.

RIDER BENEFITS

The following rider benefits are available and may be added to the Owner's Policy at issue. (The CBR Rider is the only rider that may be added after issue). If applicable, monthly charges for these riders will be deducted from the Owner's Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.

WAIVER OF MONTHLY DEDUCTION DISABILITY (WMDD) ISSUE AGES: 0-55

This rider waives the Monthly Deduction during a period of total disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000 or rated higher than Table H.

Monthly Deductions are waived for total disability following a six (6) month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

GUARANTEED INSURANCE OPTION (GIO) ISSUE AGES: 0-39 (STANDARD RISKS ONLY)

This rider allows the Face Amount of the Policy to be increased by the option amount or less, without evidence of insurability on the Insured. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates.

CHILDREN'S BENEFIT RIDER (CBR) ISSUE AGES: 14 DAYS - 20 YEARS (CHILDREN'S AGES)

This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 20 years of age, and the Insured must be less than 56 years old and not have a substandard rating greater than table H. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Children are covered under CBR until they reach age 22, when they may purchase, without evidence of insurability, a separate policy with up to five times the expiring Face Amount of the rider's coverage. The Insured must notify AUL when all children covered under the CBR have attained the age of 22, in order for the charge for the rider to be discontinued.

OTHER INSURED RIDER (OIR) ISSUE AGES: 0-85 (OTHER INSURED'S AGE)

The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $10,000; the maximum issue amount is equal to three times the Face Amount. A maximum of two OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability.

Prior to the Other Insured's age 70, the OIR may be converted to a permanent individual policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the Insured's death.

SAME INSURED RIDER (SIR) ISSUE AGES: 0-85

This rider provides level term life insurance on the Insured. The minimum issue amount is $10,000; the maximum issue is equal to three times the Face Amount of the Policy. Only one SIR may be added to the Policy. The SIR Face Amount may be changed (increases are subject to evidence of insurability). Prior to age 70 (55 for substandard risks), the Insured may convert the SIR to permanent coverage without evidence of insurability.

WAIVER OF PREMIUM DISABILITY (WPD) ISSUE AGES: 0-55

This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $100. WPD may not be added to a Policy unless WMDD is already added. If disability occurs before age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between ages 60-65, the designated premium benefit is paid as long as the Insured remains totally disabled but not beyond age 65.

LAST SURVIVOR RIDER (LS) ISSUE AGES: 20-85

This rider modifies the terms of the Policy to provide insurance on the lives of two (2) Insureds rather than one (1). When the Last Survivor Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement, or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability, Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.

LS Rider also provides a Policy Split Option, allowing the Policy on two
(2) Insureds to be split into two (2) separate Policies, one on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.

AUTOMATIC INCREASE RIDER (AIR) ISSUE AGES: 0-55 (STANDARD RISKS ONLY)

This rider increases the Insured's base coverage by 5 percent each year, without evidence of insurability. The 5 percent increase is compounded annually and is based on the base coverage Face Amount on Policy Anniversaries. No increases are made during any period in which the Monthly Deduction is being waived. Insured's initial base coverage must be at least $100,000. This rider is only available with Death Benefit Option Two (2).

AIR terminates on the earliest of the following dates: the date an automatic increase is rejected, the date the Face Amount is decreased, the date requested in writing by the Owner, the date of Policy termination, or the anniversary date twenty (20) years after issue of this rider. There is no charge for AIR. New coverage generated by the rider results in an increase in the target premium. All charges for any new coverage are based on the Insured's nearest age at the time of increase.

GUARANTEED MINIMUM DEATH BENEFIT RIDER (GMDB)

This rider extends the Guarantee Period as listed on the Policy Data Page. While the GMDB rider is in force, the Policy will remain in force and will not begin the grace period if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, any outstanding loan and loan interest, equals or exceeds the required premium for the Guaranteed Minimum Death Benefit multiplied by the number of Policy months since the Contract Date. The guarantee provided by this rider terminates if this test is failed on any Monthiversary. The guarantee will not be reinstated. The GMDB Rider is only available to standard and preferred risks.

ACCELERATED DEATH BENEFIT RIDER (ABR)

This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50 percent of the Face Amount. ABR may be added to the Policy at any time while it is still in force. This rider is not available if the Last Survivor Rider is issued. There is no charge for ABR.

ACCOUNTING BENEFIT RIDER

If the Owner fully surrenders his policy while this rider is in effect during Policy Years one (1) and two (2), AUL will waive all Surrender Charges. In addition, AUL will return any Sales Charge and Premium Tax Charge assessed. On a full surrender during Policy Years three (3) through five (5), AUL will waive all Surrender Charges. No Sales Charge or Premium Tax Charge will be returned. AUL will assess the applicable Surrender Charge on full surrenders in Policy Years six (6) and later.

No waiver of Surrender Charge or refund of Sales Charges and Premium Tax Charges will occur on a Partial Surrender.

This benefit is only available where the applicant has requested to AUL that the policy be used as an informal funding vehicle for a non-qualified deferred compensation plan.

                           TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").

TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treasury Regulation. Section 1.817-5, which affect how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

For a variable life insurance contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a variable contract owner has excessive control over the investments made by a Separate Account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the variable contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities. The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable life insurance contract owner's control of the investments of the Separate Account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the Separate Account.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example, an Owner has additional flexibility in allocating Net Premium payments and Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in future guidance on this issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts. You should consult your tax adviser as to the possible application of the "investors control" doctrine to you.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if the Owner elects a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to the Owner may be taxable. Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.

The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, the Owner should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, AUL will attempt to notify the Owner that unless a refund of the excess premium (with any appropriate interest) is requested by the Owner, the Policy will become a Modified Endowment.
However, AUL does not undertake to provide such notice. The Owner will have thirty (30) days after receiving such notification to request the refund.

Policies classified as Modified Endowments will be subject to the following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax adviser should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if the Death Benefits are not received by or for the benefit of, the Insured's estate and he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

Regulations on split-dollar life insurance arrangements were issued by the Treasury Department which modified IRS Notice 2002-8. Split dollar arrangements entered into prior to September 18, 2003 generally are governed by guidance issued prior to the final regulations. The final regulations applied to split dollar arrangements entered into or modified materially after September 17, 2003. The final regulations provide two sets of rules for split dollar arrangements. Purchasers should consult a qualified tax advisor to discuss the applicable rules.

NONQUALIFIED DEFERRED COMPENSATION. On October 22, 2004, IRC Section 409A was enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.

TAXATION UNDER SECTION 403(b) PLANS

On July 26, 2007, the IRS issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) all 403(b) contracts must be maintained pursuant to a written plan, 2) as of September 24, 2007, intra-plan exchanges may not be made pursuant to Revenue Ruling 90-24, but rather must be made in accordance with the final IRS regulations, which in part require that the vendor and the employer enter into an information-sharing agreement, 3) nontaxable transfers of assets to a plan of another employer are permitted, 4) plans may contain provisions that permit plan termination and distribution of benefits upon such plan termination, 5) loans and hardship distributions must be made in accordance with the applicable plan and the final IRS regulations, 6) employers generally must agree to share certain information with each approved vendor, 7) plan contributions may not exceed applicable limits , and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen
(15) business days.

NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above.

Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.

              OTHER INFORMATION ABOUT THE POLICIES AND AUL

POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which AUL receives Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value," "Premium Payments to Prevent Lapse," and "Death Benefit and Changes in Face Amount."

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account and, therefore, indirectly for the Policies. In addition, the Funds have advised AUL that they are available to registered Separate Accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

AUL does not currently foresee any disadvantages to the Owner resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other Separate Accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or Owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.

In the event of a material conflict, AUL will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in AUL's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, AUL may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. AUL will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.

AUL also reserves the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, AUL may, in AUL's sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, AUL may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If AUL deems it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL Separate Accounts.

SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and AUL does not anticipate discontinuing the offering of the Policies. However, AUL reserves the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell AUL's variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of

1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company, and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. AUL is not obligated to sell any specific number of Policies.

STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

LITIGATION

The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.

LEGAL MATTERS

Dechert LLP, , has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Thomas M. Zurek, General Counsel of AUL.

FINANCIAL STATEMENTS

Financial statements of AUL and the Variable Account as of December 31, 2010 are included in the Statement of Additional Information.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Description                                                              Page
GENERAL INFORMATION AND HISTORY ......................................     3
DISTRIBUTION OF CONTRACTS ............................................     3
CUSTODY OF ASSETS ....................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........................     3
FINANCIAL STATEMENTS .................................................     5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

No dealer, salesman or any other person is authorized by the Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, the Owner should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to AUL at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about AUL and the Contract. Information about AUL and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

Investment Company Act of 1940 Registration File No. 811-8311

--------------------------------------------------------------------------------

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

                                     SOLD BY

                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)

                        ONE AMERICAN SQUARE, P.O BOX 7127

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2011

--------------------------------------------------------------------------------

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable life and variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.


[LOGO OF ONEAMERICA]
   ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368


(C) 2011 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                  3-14336 5/1/11

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 1, 2011


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                   FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

                                    Sold By


                     AMERICAN UNITED LIFE INSURANCE COMPANY

                       One American Square, P.O. Box 7127

                          Indianapolis, Indiana 46282

                                1-800-537-6442

                               www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2011.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Description                                                              Page
GENERAL INFORMATION AND HISTORY ......................................     3
DISTRIBUTION OF CONTRACTS ............................................     3
CUSTODY OF ASSETS ....................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........................     3
FINANCIAL STATEMENTS .................................................     5

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the "Contracts") described in the Prospectus and in this statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").


OneAmerica Securities serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2010 and 2009 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2010, December 31, 2009 and December 31, 2008, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

Financial Statements of the Registrant

The financial statements of the AUL American Individual Variable Life Unit Trust as of December 31, 2010 are included in this Statement of Additional Information.


A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

We experienced a marked change in investor sentiment as we moved through 2010. We started the year with elevated expectations since we were in the beginning stages of an economic recovery. However, these positive expectations were short-lived as domestic economic indicators weakened and fears of a double-dip recession began to emerge. In response, the Federal Reserve and the current administration took decisive action by increasing the level of stimulus, both from a monetary and fiscal standpoint. Fortunately, these efforts seem to be effective as our domestic economy rebounded in the final months of 2010.

The equity market clambered to a second consecutive year of investment gains with the S&P 500 advancing 15.1 percent during calendar 2010. However, almost all of this positive investment performance occurred during the second half of the year. Due to heightened recession fears, the S&P 500 declined 6.5 percent during the first half of 2010. But as these fears began to subside, investors once again became more bullish, with the S&P 500 achieving a 23.3 percent investment return during the final six months of the year.

U.S. fixed income markets also ended the year with positive investment performance in response to two years of generally falling interest rates. The Barclays U.S. Aggregate Bond Index, which has significant exposure to U.S. Treasury and other low-risk securities, returned 6.5 percent during 2010. However, bond indices with more exposure to credit sensitive securities performed better during the year as default fears subsided and credit spreads narrowed. For example, the Barclays Corporate Index was up 9 percent and the Barclays High Yield Index was up over 15 percent for the year.

Going into 2011, we remain positive on the domestic economy's prospects. Clearly, the recovery has been materially slower than expected, but our economy does appear to be expanding. However, there remain significant challenges going forward. The housing market remains strained and overbuilt, the Fed has significant liquidity that must eventually be drained from the economy, and the entire bank and finance sector remains prone to negative headlines. More importantly, the situation in Europe - while currently stable - appears to be far from over. Any material negative headline out of Europe will undoubtedly apply pressure to our credit and equity markets.

Despite these concerns, we are projecting positive equity returns during 2011. However, volatility will likely continue and the magnitude of returns is unlikely to match 2009 and 2010, especially after the explosive returns achieved during the second half of last year. Performance for fixed income investments may also be more muted in 2011 and will be dependent on the strength of our economic recovery and the possibility of higher rates in the future.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment.

                            Dayton H. Molendorp, CLU
                            Chairman, President, and Chief Executive Officer of American United Life Insurance Company(R)

Indianapolis, Indiana
April 1, 2011

Report of Independent Registered Public Accounting Firm

To the Contract Owners of
AUL American Individual Variable Life Unit Trust and the
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 14, 2011


                AUL American Individual Variable Life Unit Trust
                  Alger Large Cap Growth I-2 Class - 015544505

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,551,947    $        4,213,916                  127,105
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (303)
                                    ------------------
Net assets                          $        5,551,644
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        5,551,644               720,445     $               7.71
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             39,795
                                                                                 --------------------
Net investment income (loss)                                                                   39,795
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      300,534
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          330,388
                                                                                 --------------------
Net gain (loss)                                                                               630,922
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            670,717
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            39,795    $            32,494
Net realized gain (loss)                                               300,534                (49,489)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   330,388              1,955,337
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      670,717              1,938,342
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               636,474                637,652
Cost of units redeemed                                                (942,155)              (871,445)
Account charges                                                       (406,242)              (433,649)
                                                           -------------------    -------------------
Increase (decrease)                                                   (711,923)              (667,442)
                                                           -------------------    -------------------
Net increase (decrease)                                                (41,206)             1,270,900
Net assets, beginning                                                5,592,850              4,321,950
                                                           -------------------    -------------------
Net assets, ending                                         $         5,551,644    $         5,592,850
                                                           ===================    ===================
Units sold                                                              93,979                121,356
Units redeemed                                                        (196,482)              (236,875)
                                                           -------------------    -------------------
Net increase (decrease)                                               (102,503)              (115,519)
Units outstanding, beginning                                           822,948                938,467
                                                           -------------------    -------------------
Units outstanding, ending                                              720,445                822,948
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  23,198,981
Cost of units redeemed/account charges                                                    (17,799,862)
Net investment income (loss)                                                                1,698,821
Net realized gain (loss)                                                                   (2,884,327)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                        1,338,031
                                                                                        -------------
                                                                                        $   5,551,644
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.71          720     $    5,552            N/A          13.4%
12/31/2009        6.80          823          5,593            N/A          47.6%
12/31/2008        4.61          938          4,322            N/A         -46.2%
12/31/2007        8.55        1,041          8,906            N/A          19.9%
12/31/2006        7.13        1,148          8,189            N/A           5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.7%
2009               0.7%
2008               0.2%
2007               0.3%
2006               0.1%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                  Alger Small Cap Growth I-2 Class - 015544406

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,283,320    $        2,966,857                  102,443
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,244)
                                    ------------------
Net assets                          $        3,281,076
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        3,281,076               625,677     $               5.24
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (29,830)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          717,843
                                                                                 --------------------
Net gain (loss)                                                                               688,013
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            688,013
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                 -    $                 -
Net realized gain (loss)                                               (29,830)               (52,802)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   717,843                960,529
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      688,013                907,727
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                             1,086,882                768,911
Cost of units redeemed                                              (1,209,629)              (575,858)
Account charges                                                       (181,734)              (171,249)
                                                           -------------------    -------------------
Increase (decrease)                                                   (304,481)                21,804
                                                           -------------------    -------------------
Net increase (decrease)                                                383,532                929,531
Net assets, beginning                                                2,897,544              1,968,013
                                                           -------------------    -------------------
Net assets, ending                                         $         3,281,076    $         2,897,544
                                                           ===================    ===================
Units sold                                                             247,879                223,706
Units redeemed                                                        (314,498)              (215,591)
                                                           -------------------    -------------------
Net increase (decrease)                                                (66,619)                 8,115
Units outstanding, beginning                                           692,296                684,181
                                                           -------------------    -------------------
Units outstanding, ending                                              625,677                692,296
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   8,780,920
Cost of units redeemed/account charges                                                     (6,599,679)
Net investment income (loss)                                                                      127
Net realized gain (loss)                                                                      732,231
Realized gain distributions                                                                    51,014
Net change in unrealized appreciation (depreciation)                                          316,463
                                                                                        -------------
                                                                                        $   3,281,076
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.24          626     $    3,281            N/A          25.3%
12/31/2009        4.19          692          2,898            N/A          45.5%
12/31/2008        2.88          684          1,968            N/A         -46.6%
12/31/2007        5.39          836          4,501            N/A          17.4%
12/31/2006        4.59          444          2,039            N/A          20.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         AllianceBernstein VPS International Growth A Class - 018792820

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           14,651    $           13,233                      795
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           14,651
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           14,651                 3,502     $               4.18
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                256
                                                                                 --------------------
Net investment income (loss)                                                                      256
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          294
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,087
                                                                                 --------------------
Net gain (loss)                                                                                 1,381
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              1,637
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               256    $               171
Net realized gain (loss)                                                   294                  1,158
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,087                    453
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                        1,637                  1,782
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                 3,145                 17,102
Cost of units redeemed                                                  (2,012)                (6,036)
Account charges                                                           (738)                  (437)
                                                           -------------------    -------------------
Increase (decrease)                                                        395                 10,629
                                                           -------------------    -------------------
Net increase (decrease)                                                  2,032                 12,411
Net assets, beginning                                                   12,619                    208
                                                           -------------------    -------------------
Net assets, ending                                         $            14,651    $            12,619
                                                           ===================    ===================
Units sold                                                                 815                  5,097
Units redeemed                                                            (718)                (1,770)
                                                           -------------------    -------------------
Net increase (decrease)                                                     97                  3,327
Units outstanding, beginning                                             3,405                     78
                                                           -------------------    -------------------
Units outstanding, ending                                                3,502                  3,405
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      21,793
Cost of units redeemed/account charges                                                        (10,311)
Net investment income (loss)                                                                      427
Net realized gain (loss)                                                                        1,324
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,418
                                                                                        -------------
                                                                                        $      14,651
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.18            4     $       15            N/A          12.9%
12/31/2009        3.71            3             13            N/A          39.6%
12/31/2008        2.65            0              0            N/A         -46.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.9%
2009               2.7%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          AllianceBernstein VPS International Value A Class - 018792556

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          970,578    $          991,981                   65,139
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,387)
                                    ------------------
Net assets                          $          969,191
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          969,191               283,679     $               3.42
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             28,717
                                                                                 --------------------
Net investment income (loss)                                                                   28,717
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (41,190)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           63,369
                                                                                 --------------------
Net gain (loss)                                                                                22,179
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             50,896
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            28,717    $            10,103
Net realized gain (loss)                                               (41,190)              (554,991)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    63,369                826,826
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                       50,896                281,938
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               217,763                289,063
Cost of units redeemed                                                 (86,310)              (795,299)
Account charges                                                        (60,816)               (84,421)
                                                           -------------------    -------------------
Increase (decrease)                                                     70,637               (590,657)
                                                           -------------------    -------------------
Net increase (decrease)                                                121,533               (308,719)
Net assets, beginning                                                  847,658              1,156,377
                                                           -------------------    -------------------
Net assets, ending                                         $           969,191    $           847,658
                                                           ===================    ===================
Units sold                                                              73,282                129,490
Units redeemed                                                         (49,103)              (346,773)
                                                           -------------------    -------------------
Net increase (decrease)                                                 24,179               (217,283)
Units outstanding, beginning                                           259,500                476,783
                                                           -------------------    -------------------
Units outstanding, ending                                              283,679                259,500
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,711,706
Cost of units redeemed/account charges                                                     (1,151,763)
Net investment income (loss)                                                                   38,820
Net realized gain (loss)                                                                     (608,169)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (21,403)
                                                                                        -------------
                                                                                        $     969,191
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.42          284     $      969            N/A           4.6%
12/31/2009        3.27          260            848            N/A          34.7%
12/31/2008        2.43          477          1,156            N/A         -51.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.2%
2009               1.0%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          AllianceBernstein VPS Small/Mid Cap Value A Class - 018792531

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,279,175    $          990,519                   75,467
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,870)
                                    ------------------
Net assets                          $        1,277,305
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,277,305               220,168     $               5.80
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,565
                                                                                 --------------------
Net investment income (loss)                                                                    5,565
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (9,166)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          287,040
                                                                                 --------------------
Net gain (loss)                                                                               277,874
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            283,439
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $             5,565    $             9,047
Net realized gain (loss)                                                (9,166)               (43,532)
Realized gain distributions                                                  -                 35,308
Net change in unrealized appreciation (depreciation)                   287,040                343,361
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      283,439                344,184
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               228,719                345,531
Cost of units redeemed                                                (317,787)              (157,119)
Account charges                                                        (79,948)               (69,602)
                                                           -------------------    -------------------
Increase (decrease)                                                   (169,016)               118,810
                                                           -------------------    -------------------
Net increase (decrease)                                                114,423                462,994
Net assets, beginning                                                1,162,882                699,888
                                                           -------------------    -------------------
Net assets, ending                                         $         1,277,305    $         1,162,882
                                                           ===================    ===================
Units sold                                                              45,985                 99,955
Units redeemed                                                         (80,197)               (64,290)
                                                           -------------------    -------------------
Net increase (decrease)                                                (34,212)                35,665
Units outstanding, beginning                                           254,380                218,715
                                                           -------------------    -------------------
Units outstanding, ending                                              220,168                254,380
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,690,723
Cost of units redeemed/account charges                                                       (694,210)
Net investment income (loss)                                                                   14,612
Net realized gain (loss)                                                                      (57,784)
Realized gain distributions                                                                    35,308
Net change in unrealized appreciation (depreciation)                                          288,656
                                                                                        -------------
                                                                                        $   1,277,305
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.80          220     $    1,277            N/A          26.9%
12/31/2009        4.57          254          1,163            N/A          42.9%
12/31/2008        3.20          219            700            N/A         -36.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.5%
2009               1.0%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          American Century VP Capital Appreciation I Class - 024936304

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $              173    $              104                       12
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              173
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $              173                    14     $              12.12
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            4
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               39
                                                                                 --------------------
Net gain (loss)                                                                                    43
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                 43
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                 -    $                 1
Net realized gain (loss)                                                     4                      2
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                        39                     35
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                           43                     38
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                      (1)                    (2)
Account charges                                                            (10)                   (13)
                                                           -------------------    -------------------
Increase (decrease)                                                        (11)                   (15)
                                                           -------------------    -------------------
Net increase (decrease)                                                     32                     23
Net assets, beginning                                                      141                    118
                                                           -------------------    -------------------
Net assets, ending                                         $               173    $               141
                                                           ===================    ===================
Units sold                                                                   -                      0
Units redeemed                                                              (1)                    (3)
                                                           -------------------    -------------------
Net increase (decrease)                                                     (1)                    (3)
Units outstanding, beginning                                                15                     18
                                                           -------------------    -------------------
Units outstanding, ending                                                   14                     15
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      76,887
Cost of units redeemed/account charges                                                        (83,684)
Net investment income (loss)                                                                    6,798
Net realized gain (loss)                                                                           87
Realized gain distributions                                                                        16
Net change in unrealized appreciation (depreciation)                                               69
                                                                                        -------------
                                                                                        $         173
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    12.12            0     $        0            N/A          31.3%
12/31/2009        9.23            0              0            N/A          37.1%
12/31/2008        6.73            0              0            N/A         -46.2%
12/31/2007       12.51            0              0            N/A          45.8%
12/31/2006        8.58            0              0            N/A          17.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.8%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
             American Century VP Income & Growth I Class - 024936601

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,501,452    $        1,771,281                  248,174
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (7)
                                    ------------------
Net assets                          $        1,501,445
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,501,445               261,424     $               5.74
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             21,308
                                                                                 --------------------
Net investment income (loss)                                                                   21,308
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                      (78,191)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          245,884
                                                                                 --------------------
Net gain (loss)                                                                               167,693
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            189,001
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            21,308    $            60,212
Net realized gain (loss)                                               (78,191)              (166,745)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   245,884                320,492
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      189,001                213,959
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                             1,538,980                698,674
Cost of units redeemed                                              (1,502,559)              (735,121)
Account charges                                                       (103,258)              (107,190)
                                                           -------------------    -------------------
Increase (decrease)                                                    (66,837)              (143,637)
                                                           -------------------    -------------------
Net increase (decrease)                                                122,164                 70,322
Net assets, beginning                                                1,379,281              1,308,959
                                                           -------------------    -------------------
Net assets, ending                                         $         1,501,445    $         1,379,281
                                                           ===================    ===================
Units sold                                                             300,363                150,993
Units redeemed                                                        (313,065)              (184,097)
                                                           -------------------    -------------------
Net increase (decrease)                                                (12,702)               (33,104)
Units outstanding, beginning                                           274,126                307,230
                                                           -------------------    -------------------
Units outstanding, ending                                              261,424                274,126
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   9,590,917
Cost of units redeemed/account charges                                                     (8,756,204)
Net investment income (loss)                                                                  358,051
Net realized gain (loss)                                                                      246,326
Realized gain distributions                                                                   332,184
Net change in unrealized appreciation (depreciation)                                         (269,829)
                                                                                        -------------
                                                                                        $   1,501,445
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.74          261     $    1,501            N/A          14.1%
12/31/2009        5.03          274          1,379            N/A          18.1%
12/31/2008        4.26          307          1,309            N/A         -34.6%
12/31/2007        6.51          502          3,267            N/A          -0.1%
12/31/2006        6.52          682          4,445            N/A          17.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.5%
2009                 4.5%
2008                 2.4%
2007                 2.2%
2006                 1.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          American Century VP International Investor Class - 024936205

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,915,461    $        3,170,727                  340,591
Receivables: investments sold                   13,095    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        2,928,556
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,928,556               383,693     $               7.63
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             61,530
                                                                                 --------------------
Net investment income (loss)                                                                   61,530
                                                                                 --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                     (149,648)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          436,586
                                                                                 --------------------
Net gain (loss)                                                                               286,938
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            348,468
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            61,530    $            53,933
Net realized gain (loss)                                              (149,648)              (576,929)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   436,586              1,241,542
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      348,468                718,546
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                             1,742,608                999,438
Cost of units redeemed                                              (1,748,153)            (1,342,669)
Account charges                                                       (137,859)              (167,016)
                                                           -------------------    -------------------
Increase (decrease)                                                   (143,404)              (510,247)
                                                           -------------------    -------------------
Net increase (decrease)                                                205,064                208,299
Net assets, beginning                                                2,723,492              2,515,193
                                                           -------------------    -------------------
Net assets, ending                                         $         2,928,556    $         2,723,492
                                                           ===================    ===================
Units sold                                                             263,823                171,426
Units redeemed                                                        (284,385)              (266,563)
                                                           -------------------    -------------------
Net increase (decrease)                                                (20,562)               (95,137)
Units outstanding, beginning                                           404,255                499,392
                                                           -------------------    -------------------
Units outstanding, ending                                              383,693                404,255
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  13,532,995
Cost of units redeemed/account charges                                                    (11,346,116)
Net investment income (loss)                                                                  353,011
Net realized gain (loss)                                                                       61,617
Realized gain distributions                                                                   582,315
Net change in unrealized appreciation (depreciation)                                         (255,266)
                                                                                        -------------
                                                                                        $   2,928,556
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.63          384     $    2,929            N/A          13.3%
12/31/2009        6.74          404          2,723            N/A          33.8%
12/31/2008        5.04          499          2,515            N/A         -44.8%
12/31/2007        9.13          794          7,247            N/A          18.1%
12/31/2006        7.73          496          3,835            N/A          25.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.2%
2009               2.1%
2008               1.0%
2007               0.5%
2006               1.6%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
               American Century VP Mid Cap Value Fund - 024936734

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            6,826    $            6,030                      482
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            6,826
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            6,826                   871     $               7.83
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                103
                                                                                 --------------------
Net investment income (loss)                                                                      103
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            8
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              796
                                                                                 --------------------
Net gain (loss)                                                                                   804
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                907
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               103    $               148
Net realized gain (loss)                                                     8                  1,657
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       796                      -
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                          907                  1,805
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                 6,211                 38,571
Cost of units redeemed                                                    (152)               (40,357)
Account charges                                                           (140)                   (19)
                                                           -------------------    -------------------
Increase (decrease)                                                      5,919                 (1,805)
                                                           -------------------    -------------------
Net increase (decrease)                                                  6,826                      -
Net assets, beginning                                                        -                      -
                                                           -------------------    -------------------
Net assets, ending                                         $             6,826    $                 -
                                                           ===================    ===================
Units sold                                                                 911                  6,362
Units redeemed                                                             (40)                (6,362)
                                                           -------------------    -------------------
Net increase (decrease)                                                    871                      -
Units outstanding, beginning                                                 -                      -
                                                           -------------------    -------------------
Units outstanding, ending                                                  871                      -
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      44,782
Cost of units redeemed/account charges                                                        (40,668)
Net investment income (loss)                                                                      251
Net realized gain (loss)                                                                        1,665
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              796
                                                                                        -------------
                                                                                        $       6,826
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.83            1     $        7            N/A          19.0%
12/31/2009        6.58            0              0            N/A          31.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.0%
2009               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                  American Century VP Ultra I Class - 024936882

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           41,856    $           34,088                    4,462
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           41,856
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           41,856                 7,067     $               5.92
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                182
                                                                                 --------------------
Net investment income (loss)                                                                      182
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          250
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            5,487
                                                                                 --------------------
Net gain (loss)                                                                                 5,737
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              5,919
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               182    $                44
Net realized gain (loss)                                                   250                   (533)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     5,487                  6,538
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                        5,919                  6,049
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               204,789                 98,229
Cost of units redeemed                                                (199,193)               (84,869)
Account charges                                                         (1,723)                (1,524)
                                                           -------------------    -------------------
Increase (decrease)                                                      3,873                 11,836
                                                           -------------------    -------------------
Net increase (decrease)                                                  9,792                 17,885
Net assets, beginning                                                   32,064                 14,179
                                                           -------------------    -------------------
Net assets, ending                                         $            41,856    $            32,064
                                                           ===================    ===================
Units sold                                                              39,648                 20,296
Units redeemed                                                         (38,865)               (17,749)
                                                           -------------------    -------------------
Net increase (decrease)                                                    783                  2,547
Units outstanding, beginning                                             6,284                  3,737
                                                           -------------------    -------------------
Units outstanding, ending                                                7,067                  6,284
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     389,978
Cost of units redeemed/account charges                                                       (354,377)
Net investment income (loss)                                                                      226
Net realized gain (loss)                                                                       (4,333)
Realized gain distributions                                                                     2,594
Net change in unrealized appreciation (depreciation)                                            7,768
                                                                                        -------------
                                                                                        $      41,856
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.92            7     $       42            N/A          16.1%
12/31/2009        5.10            6             32            N/A          34.5%
12/31/2008        3.79            4             14            N/A         -41.5%
12/31/2007        6.48            2             14            N/A          21.0%
12/31/2006        5.36            2             11            N/A          -3.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.5%
2009                 0.2%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                  American Century VP Vista I Class - 024936874

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $          255,468    $          214,148                 15,634
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                    (56)
                                    ------------------
Net assets                          $          255,412
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $          255,412                37,283     $             6.85
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                -
                                                                                 ------------------
Net investment income (loss)                                                                      -
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (15,539)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         64,052
                                                                                 ------------------
Net gain (loss)                                                                              48,513
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $           48,513
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $               -   $                -
Net realized gain (loss)                                               (15,539)             (39,232)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    64,052               72,564
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       48,513               33,332
                                                            ------------------   ------------------

Contract owner transactions:
Proceeds from units sold                                               926,858              384,187
Cost of units redeemed                                                (897,509)            (335,757)
Account charges                                                        (19,596)             (17,474)
                                                            ------------------   ------------------
Increase (decrease)                                                      9,753               30,956
                                                            ------------------   ------------------
Net increase (decrease)                                                 58,266               64,288
Net assets, beginning                                                  197,146              132,858
                                                            ------------------   ------------------
Net assets, ending                                          $          255,412   $          197,146
                                                            ==================   ==================
Units sold                                                             161,684               76,285
Units redeemed                                                        (160,051)             (70,058)
                                                            ------------------   ------------------
Net increase (decrease)                                                  1,633                6,227
Units outstanding, beginning                                            35,650               29,423
                                                            ------------------   ------------------
Units outstanding, ending                                               37,283               35,650
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        3,643,401
Cost of units redeemed/account charges                                                   (3,845,885)
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                    407,949
Realized gain distributions                                                                   8,627
Net change in unrealized appreciation (depreciation)                                         41,320
                                                                                 ------------------
                                                                                 $          255,412
                                                                                 ==================

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                               Units                  Expense as a
                         Outstanding     Net Assets   % of Average
             Unit Value       (000s)         (000s)     Net Assets   Total Return
             --------------------------------------------------------------------
12/31/2010   $     6.85           37     $      255            N/A          23.9%
12/31/2009         5.53           36            197            N/A          22.5%
12/31/2008         4.52           29            133            N/A         -48.6%
12/31/2007         8.79           26            226            N/A          39.8%
12/31/2006         6.29          246          1,547            N/A           9.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.0%
2009                0.0%
2008                0.0%
2007                0.0%
2006                0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                Calvert Social Mid Cap Growth A Class - 131647307

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $          114,298    $           94,412                  3,467
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          114,298
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $          114,298                16,761     $             6.82
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                -
                                                                                 ------------------
Net investment income (loss)                                                                      -
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        404
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         20,773
                                                                                 ------------------
Net gain (loss)                                                                              21,177
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $           21,177
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                 $              -    $                -
Net realized gain (loss)                                                  404                  (670)
Realized gain distributions                                                 -                     -
Net change in unrealized appreciation (depreciation)                   20,773                10,408
                                                             ----------------    ------------------
Increase (decrease) in net assets from operations                      21,177                 9,738
                                                             ----------------    ------------------
Contract owner transactions:
Proceeds from units sold                                              309,846                95,016
Cost of units redeemed                                               (255,597)              (85,973)
Account charges                                                        (3,086)               (1,696)
                                                             ----------------    ------------------
Increase (decrease)                                                    51,163                 7,347
                                                             ----------------    ------------------
Net increase (decrease)                                                72,340                17,085
Net assets, beginning                                                  41,958                24,873
                                                             ----------------    ------------------
Net assets, ending                                           $        114,298    $           41,958
                                                             ================    ==================
Units sold                                                             55,162                19,384
Units redeemed                                                        (46,490)              (17,626)
                                                             ----------------    ------------------
Net increase (decrease)                                                 8,672                 1,758
Units outstanding, beginning                                            8,089                 6,331
                                                             ----------------    ------------------
Units outstanding, ending                                              16,761                 8,089
                                                             ================    ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          466,033
Cost of units redeemed/account charges                                                     (374,940)
Net investment income (loss)                                                                    584
Net realized gain (loss)                                                                      2,358
Realized gain distributions                                                                     377
Net change in unrealized appreciation (depreciation)                                         19,886
                                                                                 ------------------
                                                                                 $          114,298
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/28/2004

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.82           17     $      114            N/A          31.5%
12/31/2009        5.19            8             42            N/A          32.0%
12/31/2008        3.93            6             25            N/A         -37.2%
12/31/2007        6.26            6             36            N/A          10.2%
12/31/2006        5.68            6             33            N/A           6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               1.7%
2006               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
             Columbia Federal Securities Fund VS A Class - 19765R683

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $           29,675    $           30,585                  2,946
                                                          ==================     ==================
Receivables: investments sold                        -
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           29,675
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $           29,675                 5,227     $             5.68
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            1,353
                                                                                 ------------------
Net investment income (loss)                                                                  1,353
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        (99)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                            152
                                                                                 ------------------
Net gain (loss)                                                                                  53
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $            1,406
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,353   $            1,939
Net realized gain (loss)                                                   (99)                 340
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                       152               (1,571)
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                        1,406                  708
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                 4,578               25,762
Cost of units redeemed                                                       -               (8,996)
Account charges                                                         (3,160)              (3,079)
                                                            ------------------   ------------------
Increase (decrease)                                                      1,418               13,687
                                                            ------------------   ------------------
Net increase (decrease)                                                  2,824               14,395
Net assets, beginning                                                   26,851               12,456
                                                            ------------------   ------------------
Net assets, ending                                          $           29,675   $           26,851
                                                            ==================   ==================
Units sold                                                                 821                4,908
Units redeemed                                                            (563)              (2,288)
                                                            ------------------   ------------------
Net increase (decrease)                                                    258                2,620
Units outstanding, beginning                                             4,969                2,349
                                                            ------------------   ------------------
Units outstanding, ending                                                5,227                4,969
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $           42,553
Cost of units redeemed/account charges                                                      (15,508)
Net investment income (loss)                                                                  3,292
Net realized gain (loss)                                                                        248
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                           (910)
                                                                                 ------------------
                                                                                 $           29,675
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.68            5     $       30            N/A           5.1%
12/31/2009        5.40            5             27            N/A           1.9%
12/31/2008        5.30            2             12            N/A           6.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               4.8%
2009               9.9%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
              Columbia Small Cap Value Fund VS A Class - 19765R303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $        1,693,746    $        1,451,069                 96,619
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                 (2,130)
                                    ------------------
Net assets                          $        1,691,616
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $        1,691,616               285,624     $             5.92
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $           20,188
                                                                                 ------------------
Net investment income (loss)                                                                 20,188
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (49,442)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        391,083
                                                                                 ------------------
Net gain (loss)                                                                             341,641
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $          361,829
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           20,188   $           13,873
Net realized gain (loss)                                               (49,442)             (48,019)
Realized gain distributions                                                  -                2,213
Net change in unrealized appreciation (depreciation)                   391,083              321,521
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      361,829              289,588
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               308,190              347,980
Cost of units redeemed                                                (315,469)            (123,378)
Account charges                                                       (105,463)             (99,053)
                                                            ------------------   ------------------
Increase (decrease)                                                   (112,742)             125,549
                                                            ------------------   ------------------
Net increase (decrease)                                                249,087              415,137
Net assets, beginning                                                1,442,529            1,027,392
                                                            ------------------   ------------------
Net assets, ending                                          $        1,691,616   $        1,442,529
                                                            ==================   ==================
Units sold                                                              61,901               97,320
Units redeemed                                                         (84,999)             (63,798)
                                                            ------------------   ------------------
Net increase (decrease)                                                (23,098)              33,522
Units outstanding, beginning                                           308,722              275,200
                                                            ------------------   ------------------
Units outstanding, ending                                              285,624              308,722
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        2,111,562
Cost of units redeemed/account charges                                                     (744,677)
Net investment income (loss)                                                                 42,383
Net realized gain (loss)                                                                   (104,855)
Realized gain distributions                                                                 144,526
Net change in unrealized appreciation (depreciation)                                        242,677
                                                                                 ------------------
                                                                                 $        1,691,616
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    5.92          286      $   1,692            N/A          26.8%
12/31/2009        4.67          309          1,443            N/A          25.2%
12/31/2008        3.73          275          1,027            N/A         -25.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.3%
2009                1.1%
2008                1.6%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
    Dreyfus Investment Portfolio Technology Growth Service Class - 26202A710

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $          166,645    $          116,528                 13,142
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                     (6)
                                    ------------------
Net assets                          $          166,639
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $          166,639                21,952     $             7.59
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                -
                                                                                 ------------------
Net investment income (loss)                                                                      -
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        508
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         37,858
                                                                                 ------------------
Net gain (loss)                                                                              38,366
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $           38,366
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -   $              154
Net realized gain (loss)                                                   508               (2,473)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    37,858               44,865
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       38,366               42,546
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               279,815              108,315
Cost of units redeemed                                                (268,696)             (88,703)
Account charges                                                         (8,761)              (5,636)
                                                            ------------------   ------------------
Increase (decrease)                                                      2,358               13,976
                                                            ------------------   ------------------
Net increase (decrease)                                                 40,724               56,522
Net assets, beginning                                                  125,915               69,393
                                                            ------------------   ------------------
Net assets, ending                                          $          166,639   $          125,915
                                                            ==================   ==================
Units sold                                                              46,253               19,974
Units redeemed                                                         (45,806)             (17,085)
                                                            ------------------   ------------------
Net increase (decrease)                                                    447                2,889
Units outstanding, beginning                                            21,505               18,616
                                                            ------------------   ------------------
Units outstanding, ending                                               21,952               21,505
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          532,993
Cost of units redeemed/account charges                                                     (412,241)
Net investment income (loss)                                                                    154
Net realized gain (loss)                                                                     (4,384)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         50,117
                                                                                 ------------------
                                                                                 $          166,639
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/28/2004

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    7.59           22      $     167            N/A          29.7%
12/31/2009        5.86           22            126            N/A          57.1%
12/31/2008        3.73           19             69            N/A         -41.2%
12/31/2007        6.34            8             51            N/A          14.4%
12/31/2006        5.54            3             19            N/A           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.0%
2009                0.2%
2008                0.0%
2007                0.0%
2006                0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
    Dreyfus IP Small Cap Stock Investment Portfolio Service Class - 26202A686

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $              164    $              144                     13
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              164
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $              164                    20     $             8.08
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                -
                                                                                 ------------------
Net investment income (loss)                                                                      -
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (9)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                             20
                                                                                 ------------------
Net gain (loss)                                                                                  11
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $               11
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -   $                -
Net realized gain (loss)                                                    (9)                   -
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                        20                    -
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                           11                    -
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                   361                   14
Cost of units redeemed                                                    (106)                   -
Account charges                                                           (109)                  (7)
                                                            ------------------   ------------------
Increase (decrease)                                                        146                    7
                                                            ------------------   ------------------
Net increase (decrease)                                                    157                    7
Net assets, beginning                                                        7                    -
                                                            ------------------   ------------------
Net assets, ending                                          $              164   $                7
                                                            ==================   ==================
Units sold                                                                  52                    1
Units redeemed                                                             (33)                   -
                                                            ------------------   ------------------
Net increase (decrease)                                                     19                    1
Units outstanding, beginning                                                 1                    -
                                                            ------------------   ------------------
Units outstanding, ending                                                   20                    1
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $              375
Cost of units redeemed/account charges                                                         (222)
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                         (9)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                             20
                                                                                 ------------------
                                                                                 $              164
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    8.08            0       $      0            N/A          25.8%
12/31/2009        6.42            0              0            N/A          28.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                0.0%
2009                0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
       Dreyfus Variable Investment Appreciation Service Class - 261976831

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $           29,707    $           27,918                    843
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                    (34)
                                    ------------------
Net assets                          $           29,673
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $           29,673                 4,466     $             6.64
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              304
                                                                                 ------------------
Net investment income (loss)                                                                    304
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (280)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          3,974
                                                                                 ------------------
Net gain (loss)                                                                               3,694
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $            3,998
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              304   $              256
Net realized gain (loss)                                                  (280)                (611)
Realized gain distributions                                                  -                  843
Net change in unrealized appreciation (depreciation)                     3,974                1,800
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                        3,998                2,288
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                13,734                1,762
Cost of units redeemed                                                     (21)                (725)
Account charges                                                         (1,341)                (802)
                                                            ------------------   ------------------
Increase (decrease)                                                     12,372                  235
                                                            ------------------   ------------------
Net increase (decrease)                                                 16,370                2,523
Net assets, beginning                                                   13,303               10,780
                                                            ------------------   ------------------
Net assets, ending                                          $           29,673   $           13,303
                                                            ==================   ==================
Units sold                                                               2,397                  345
Units redeemed                                                            (234)                (324)
                                                            ------------------   ------------------
Net increase (decrease)                                                  2,163                   21
Units outstanding, beginning                                             2,303                2,282
                                                            ------------------   ------------------
Units outstanding, ending                                                4,466                2,303
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $           74,289
Cost of units redeemed/account charges                                                      (52,633)
Net investment income (loss)                                                                  1,975
Net realized gain (loss)                                                                      1,948
Realized gain distributions                                                                   2,305
Net change in unrealized appreciation (depreciation)                                          1,789
                                                                                 ------------------
                                                                                 $           29,673
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/28/2004

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    6.64            4       $     30            N/A          15.0%
12/31/2009        5.78            2             13            N/A          22.3%
12/31/2008        4.72            2             11            N/A         -29.7%
12/31/2007        6.72            3             22            N/A           6.9%
12/31/2006        6.29            3             22            N/A          16.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.4%
2009                2.1%
2008                2.1%
2007                1.4%
2006                2.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         Fidelity VIP Asset Manager Portfolio Initial Class - 922175203

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $        1,927,359    $        1,873,362                132,555
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                   (239)
                                    ------------------
Net assets                          $        1,927,120
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $        1,927,120               228,980     $             8.42
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Increase (decrease) in net assets from operations:
Dividend income                                                                  $           31,003
                                                                                 ------------------
Net investment income (loss)                                                                 31,003
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (8,620)
Realized gain distributions                                                                   9,364
Net change in unrealized appreciation (depreciation)                                        210,056
                                                                                 ------------------
Net gain (loss)                                                                             210,800
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $          241,803
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           31,003   $           40,244
Net realized gain (loss)                                                (8,620)             (11,982)
Realized gain distributions                                              9,364                2,823
Net change in unrealized appreciation (depreciation)                   210,056              412,325
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      241,803              443,410
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               984,785              472,847
Cost of units redeemed                                              (1,029,283)            (469,258)
Account charges                                                       (139,880)            (139,838)
                                                            ------------------   ------------------
Increase (decrease)                                                   (184,378)            (136,249)
                                                            ------------------   ------------------
Net increase (decrease)                                                 57,425              307,161
Net assets, beginning                                                1,869,695            1,562,534
                                                            ------------------   ------------------
Net assets, ending                                          $        1,927,120   $        1,869,695
                                                            ==================   ==================
Units sold                                                             129,520               70,098
Units redeemed                                                        (154,385)             (90,155)
                                                            ------------------   ------------------
Net increase (decrease)                                                (24,865)             (20,057)
Units outstanding, beginning                                           253,845              273,902
                                                            ------------------   ------------------
Units outstanding, ending                                              228,980              253,845
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        6,813,679
Cost of units redeemed/account charges                                                   (5,713,397)
Net investment income (loss)                                                                699,448
Net realized gain (loss)                                                                   (239,327)
Realized gain distributions                                                                 312,720
Net change in unrealized appreciation (depreciation)                                         53,997
                                                                                 ------------------
                                                                                 $        1,927,120
                                                                                 ==================

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    8.42          229      $   1,927            N/A          14.3%
12/31/2009        7.37          254          1,870            N/A          29.1%
12/31/2008        5.70          274          1,563            N/A         -28.7%
12/31/2007        8.00          293          2,344            N/A          15.5%
12/31/2006        6.93          322          2,234            N/A           7.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.6%
2009                2.3%
2008                2.8%
2007                6.1%
2006                2.7%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
              Fidelity VIP Equity Income Initial Class - 922174305

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $        2,871,800    $        3,152,984                150,988
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                    (92)
                                    ------------------
Net assets                          $        2,871,708
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $        2,871,708               389,042     $             7.38
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $           48,730
                                                                                 ------------------
Net investment income (loss)                                                                 48,730
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (149,254)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        483,320
                                                                                 ------------------
Net gain (loss)                                                                             334,066
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $          382,796
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           48,730   $           55,996
Net realized gain (loss)                                              (149,254)          (1,589,697)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                   483,320            2,292,359
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      382,796              758,658
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               678,947              640,427
Cost of units redeemed                                                (722,938)          (2,393,534)
Account charges                                                       (162,393)            (234,255)
                                                            ------------------   ------------------
Increase (decrease)                                                   (206,384)          (1,987,362)
                                                            ------------------   ------------------
Net increase (decrease)                                                176,412           (1,228,704)
Net assets, beginning                                                2,695,296            3,924,000
                                                            ------------------   ------------------
Net assets, ending                                          $        2,871,708   $        2,695,296
                                                            ==================   ==================
Units sold                                                             105,738              131,672
Units redeemed                                                        (137,153)            (508,265)
                                                            ------------------   ------------------
Net increase (decrease)                                                (31,415)            (376,593)
Units outstanding, beginning                                           420,457              797,050
                                                            ------------------   ------------------
Units outstanding, ending                                              389,042              420,457
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $       12,988,022
Cost of units redeemed/account charges                                                  (10,564,901)
Net investment income (loss)                                                                869,800
Net realized gain (loss)                                                                 (1,511,338)
Realized gain distributions                                                               1,371,309
Net change in unrealized appreciation (depreciation)                                       (281,184)
                                                                                 ------------------
                                                                                 $        2,871,708
                                                                                 ==================

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    7.38          389     $    2,872            N/A          15.1%
12/31/2009        6.41          420          2,695            N/A          30.2%
12/31/2008        4.92          797          3,924            N/A         -42.7%
12/31/2007        8.58          697          5,985            N/A           1.5%
12/31/2006        8.46          748          6,321            N/A          20.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.8%
2009                1.7%
2008                2.9%
2007                1.8%
2006                3.3%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         Fidelity VIP Freedom 2005 Portfolio Initial Class - 922174651

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                    ------------------    ------------------     ------------------
Investments                         $              127    $              115                     12
Receivables: investments sold                        -    ==================     ==================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $              127
                                    ==================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                    ------------------    ------------------     ------------------
                                    $              127                    19     $             6.62
                                    ==================    ==================     ==================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                2
                                                                                 ------------------
Net investment income (loss)                                                                      2
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       1
Net change in unrealized appreciation (depreciation)                                              9
                                                                                 ------------------
Net gain (loss)                                                                                  10
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $               12
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                2   $                2
Net realized gain (loss)                                                     -                  304
Realized gain distributions                                                  1                  167
Net change in unrealized appreciation (depreciation)                         9                    3
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                           12                  476
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                    43                6,918
Cost of units redeemed                                                       -               (7,219)
Account charges                                                             (4)                 (99)
                                                            ------------------   ------------------
Increase (decrease)                                                         39                 (400)
                                                            ------------------   ------------------
Net increase (decrease)                                                     51                   76
Net assets, beginning                                                       76                    -
                                                            ------------------   ------------------
Net assets, ending                                          $              127   $               76
                                                            ==================   ==================
Units sold                                                                   6                1,508
Units redeemed                                                               -               (1,495)
                                                            ------------------   ------------------
Net increase (decrease)                                                      6                   13
Units outstanding, beginning                                                13                    -
                                                            ------------------   ------------------
Units outstanding, ending                                                   19                   13
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $            7,432
Cost of units redeemed/account charges                                                       (7,818)
Net investment income (loss)                                                                     10
Net realized gain (loss)                                                                        320
Realized gain distributions                                                                     171
Net change in unrealized appreciation (depreciation)                                             12
                                                                                 ------------------
                                                                                 $              127
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010   $    6.62            0       $      0            N/A          11.3%
12/31/2009        5.95            0              0            N/A          23.1%
12/31/2008        4.83            0              0            N/A         -23.8%
12/31/2007        6.35            0              0            N/A           8.7%
12/31/2006        5.84            0              0            N/A           9.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                2.0%
2009                5.3%
2008                0.0%
2007                0.0%
2006                5.6%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          Fidelity VIP Freedom 2010 Portfolio Initial Class - 922174628

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           20,648    $           18,091                    1,946
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           20,648
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           20,648                 3,074     $               6.72
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                423
                                                                                 --------------------
Net investment income (loss)                                                                      423
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (536)
Realized gain distributions                                                                       370
Net change in unrealized appreciation (depreciation)                                            1,981
                                                                                 --------------------
Net gain (loss)                                                                                 1,815
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,238
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              423     $              425
Net realized gain (loss)                                                  (536)                (3,435)
Realized gain distributions                                                370                    130
Net change in unrealized appreciation (depreciation)                     1,981                  5,672
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        2,238                  2,792
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 9,236                  5,133
Cost of units redeemed                                                     (43)                (5,486)
Account charges                                                         (2,270)                (2,031)
                                                            ------------------     ------------------
Increase (decrease)                                                      6,923                 (2,384)
                                                            ------------------     ------------------
Net increase (decrease)                                                  9,161                    408
Net assets, beginning                                                   11,487                 11,079
                                                            ------------------     ------------------
Net assets, ending                                          $           20,648     $           11,487
                                                            ==================     ==================
Units sold                                                               1,514                  1,139
Units redeemed                                                            (372)                (1,523)
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,142                   (384)
Units outstanding, beginning                                             1,932                  2,316
                                                            ------------------     ------------------
Units outstanding, ending                                                3,074                  1,932
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      32,982
Cost of units redeemed/account charges                                                        (13,826)
Net investment income (loss)                                                                    1,679
Net realized gain (loss)                                                                       (4,156)
Realized gain distributions                                                                     1,412
Net change in unrealized appreciation (depreciation)                                            2,557
                                                                                        -------------
                                                                                        $      20,648
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.72            3     $       21            N/A          13.0%
12/31/2009        5.95            2             11            N/A          24.3%
12/31/2008        4.78            2             11            N/A         -25.1%
12/31/2007        6.38            3             17            N/A           8.7%
12/31/2006        5.87            0              1            N/A          10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.6%
2009               3.8%
2008               2.9%
2007               4.5%
2006               3.1%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          Fidelity VIP Freedom 2015 Portfolio Initial Class - 922174586

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          166,346    $          153,000                   15,546
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          166,346
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          166,346                24,435     $               6.81
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              3,431
                                                                                 --------------------
Net investment income (loss)                                                                    3,431
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                         (913)
Realized gain distributions                                                                     1,803
Net change in unrealized appreciation (depreciation)                                           12,003
                                                                                 --------------------
Net gain (loss)                                                                                12,893
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             16,324
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,431     $            3,858
Net realized gain (loss)                                                  (913)                  (373)
Realized gain distributions                                              1,803                    784
Net change in unrealized appreciation (depreciation)                    12,003                  4,424
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       16,324                  8,693
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                38,728                104,933
Cost of units redeemed                                                    (202)                (3,645)
Account charges                                                         (4,115)                (1,538)
                                                            ------------------     ------------------
Increase (decrease)                                                     34,411                 99,750
                                                            ------------------     ------------------
Net increase (decrease)                                                 50,735                108,443
Net assets, beginning                                                  115,611                  7,168
                                                            ------------------     ------------------
Net assets, ending                                          $          166,346     $          115,611
                                                            ==================     ==================
Units sold                                                               5,914                 18,745
Units redeemed                                                            (684)                (1,032)
                                                            ------------------     ------------------
Net increase (decrease)                                                  5,230                 17,713
Units outstanding, beginning                                            19,205                  1,492
                                                            ------------------     ------------------
Units outstanding, ending                                               24,435                 19,205
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     165,549
Cost of units redeemed/account charges                                                        (21,063)
Net investment income (loss)                                                                    8,102
Net realized gain (loss)                                                                       (3,257)
Realized gain distributions                                                                     3,669
Net change in unrealized appreciation (depreciation)                                           13,346
                                                                                         ------------
                                                                                         $    166,346
                                                                                         ============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.81           24        $   166            N/A          13.1%
12/31/2009        6.02           19            116            N/A          25.3%
12/31/2008        4.80            1              7            N/A         -27.0%
12/31/2007        6.58            2             16            N/A           9.3%
12/31/2006        6.02            2             12            N/A          10.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.4%
2009               6.3%
2008               2.1%
2007               3.1%
2006               1.4%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          Fidelity VIP Freedom 2020 Portfolio Initial Class - 922174552

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          236,606    $          234,066                   22,342
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          236,606
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          236,606                35,195     $               6.72
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,879
                                                                                 --------------------
Net investment income (loss)                                                                    4,879
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,218)
Realized gain distributions                                                                     1,649
Net change in unrealized appreciation (depreciation)                                           23,214
                                                                                 --------------------
Net gain (loss)                                                                                23,645
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             28,524
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,879     $            4,936
Net realized gain (loss)                                                (1,218)                (5,427)
Realized gain distributions                                              1,649                  1,799
Net change in unrealized appreciation (depreciation)                    23,214                 37,605
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       28,524                 38,913
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               241,413                 87,986
Cost of units redeemed                                                (197,496)               (83,058)
Account charges                                                         (1,346)                (6,565)
                                                            ------------------     ------------------
Increase (decrease)                                                     42,571                 (1,637)
                                                            ------------------     ------------------
Net increase (decrease)                                                 71,095                 37,276
Net assets, beginning                                                  165,511                128,235
                                                            ------------------     ------------------
Net assets, ending                                          $          236,606     $          165,511
                                                            ==================     ==================
Units sold                                                              40,860                 15,818
Units redeemed                                                         (33,852)               (15,797)
                                                            ------------------     ------------------
Net increase (decrease)                                                  7,008                     21
Units outstanding, beginning                                            28,187                 28,166
                                                            ------------------     ------------------
Units outstanding, ending                                               35,195                 28,187
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     523,478
Cost of units redeemed/account charges                                                       (308,945)
Net investment income (loss)                                                                   15,275
Net realized gain (loss)                                                                       (5,924)
Realized gain distributions                                                                    10,182
Net change in unrealized appreciation (depreciation)                                            2,540
                                                                                        -------------
                                                                                        $     236,606
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.72           35     $      237            N/A          14.5%
12/31/2009        5.87           28            166            N/A          29.0%
12/31/2008        4.55           28            128            N/A         -32.6%
12/31/2007        6.76            5             35            N/A          10.2%
12/31/2006        6.13            4             23            N/A          11.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.4%
2009               3.4%
2008               5.3%
2007               2.5%
2006               2.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          Fidelity VIP Freedom 2025 Portfolio Initial Class - 922174529

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          112,658    $          104,977                   10,739
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          112,658
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          112,658                16,582     $               6.79
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,243
                                                                                 --------------------
Net investment income (loss)                                                                    2,243
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,596)
Realized gain distributions                                                                       614
Net change in unrealized appreciation (depreciation)                                           14,872
                                                                                 --------------------
Net gain (loss)                                                                                12,890
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             15,133
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,243     $            2,394
Net realized gain (loss)                                                (2,596)                (1,830)
Realized gain distributions                                                614                    886
Net change in unrealized appreciation (depreciation)                    14,872                 16,841
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       15,133                 18,291
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               220,071                 88,121
Cost of units redeemed                                                (196,847)               (63,520)
Account charges                                                         (7,232)                (3,345)
                                                            ------------------     ------------------
Increase (decrease)                                                     15,992                 21,256
                                                            ------------------     ------------------
Net increase (decrease)                                                 31,125                 39,547
Net assets, beginning                                                   81,533                 41,986
                                                            ------------------     ------------------
Net assets, ending                                          $          112,658     $           81,533
                                                            ==================     ==================
Units sold                                                              36,375                 16,291
Units redeemed                                                         (33,688)               (11,702)
                                                            ------------------     ------------------
Net increase (decrease)                                                  2,687                  4,589
Units outstanding, beginning                                            13,895                  9,306
                                                            ------------------     ------------------
Units outstanding, ending                                               16,582                 13,895
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     395,302
Cost of units redeemed/account charges                                                       (295,380)
Net investment income (loss)                                                                    7,531
Net realized gain (loss)                                                                       (9,161)
Realized gain distributions                                                                     6,685
Net change in unrealized appreciation (depreciation)                                            7,681
                                                                                        -------------
                                                                                        $     112,658
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.79           17     $      113            N/A          15.8%
12/31/2009        5.87           14             82            N/A          30.1%
12/31/2008        4.51            9             42            N/A         -34.2%
12/31/2007        6.85           10             72            N/A          10.5%
12/31/2006        6.20            0              2            N/A          13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.3%
2009               3.9%
2008               2.5%
2007               3.9%
2006               1.3%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          Fidelity VIP Freedom 2030 Portfolio Initial Class - 922174487

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           95,848    $           75,903                    9,387
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           95,848
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           95,848                14,451     $               6.63
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,783
                                                                                 --------------------
Net investment income (loss)                                                                    1,783
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,634
Realized gain distributions                                                                       599
Net change in unrealized appreciation (depreciation)                                            8,745
                                                                                 --------------------
Net gain (loss)                                                                                10,978
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             12,761
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,783     $            1,155
Net realized gain (loss)                                                 1,634                (10,815)
Realized gain distributions                                                599                    688
Net change in unrealized appreciation (depreciation)                     8,745                 28,198
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       12,761                 19,226
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                33,227                 54,024
Cost of units redeemed                                                  (2,231)               (39,198)
Account charges                                                         (6,942)                (3,970)
                                                            ------------------     ------------------
Increase (decrease)                                                     24,054                 10,856
                                                            ------------------     ------------------
Net increase (decrease)                                                 36,815                 30,082
Net assets, beginning                                                   59,033                 28,951
                                                            ------------------     ------------------
Net assets, ending                                          $           95,848     $           59,033
                                                            ==================     ==================
Units sold                                                               5,680                 12,114
Units redeemed                                                          (1,561)                (8,453)
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,119                  3,661
Units outstanding, beginning                                            10,332                  6,671
                                                            ------------------     ------------------
Units outstanding, ending                                               14,451                 10,332
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     182,032
Cost of units redeemed/account charges                                                        (97,325)
Net investment income (loss)                                                                    4,856
Net realized gain (loss)                                                                      (19,558)
Realized gain distributions                                                                     5,898
Net change in unrealized appreciation (depreciation)                                           19,945
                                                                                        -------------
                                                                                        $      95,848
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.63           14     $       96            N/A          16.1%
12/31/2009        5.71           10             59            N/A          31.7%
12/31/2008        4.34            7             29            N/A         -38.0%
12/31/2007        7.00            6             39            N/A          11.4%
12/31/2006        6.29            2             13            N/A          13.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.3%
2009               2.6%
2008               2.7%
2007               3.1%
2006               2.9%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         Fidelity VIP Freedom Income Portfolio Initial Class - 922174685

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           33,724    $           30,828                    3,283
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           33,724
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           33,724                 5,173     $               6.52
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                635
                                                                                 --------------------
Net investment income (loss)                                                                      635
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          315
Realized gain distributions                                                                       909
Net change in unrealized appreciation (depreciation)                                              857
                                                                                 --------------------
Net gain (loss)                                                                                 2,081
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,716
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              635     $            1,682
Net realized gain (loss)                                                   315                 (1,113)
Realized gain distributions                                                909                    560
Net change in unrealized appreciation (depreciation)                       857                  4,929
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        2,716                  6,058
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                   573                 22,217
Cost of units redeemed                                                 (18,673)                (6,720)
Account charges                                                         (1,381)                (2,138)
                                                            ------------------     ------------------
Increase (decrease)                                                    (19,481)                13,359
                                                            ------------------     ------------------
Net increase (decrease)                                                (16,765)                19,417
Net assets, beginning                                                   50,489                 31,072
                                                            ------------------     ------------------
Net assets, ending                                          $           33,724     $           50,489
                                                            ==================     ==================
Units sold                                                                 101                  4,090
Units redeemed                                                          (3,252)                (1,655)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (3,151)                 2,435
Units outstanding, beginning                                             8,324                  5,889
                                                            ------------------     ------------------
Units outstanding, ending                                                5,173                  8,324
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      63,221
Cost of units redeemed/account charges                                                        (36,663)
Net investment income (loss)                                                                    3,447
Net realized gain (loss)                                                                         (870)
Realized gain distributions                                                                     1,693
Net change in unrealized appreciation (depreciation)                                            2,896
                                                                                        -------------
                                                                                        $      33,724
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/20/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.52            5     $       34            N/A           7.5%
12/31/2009        6.07            8             50            N/A          15.0%
12/31/2008        5.28            6             31            N/A         -10.4%
12/31/2007        5.89            0              2            N/A           6.2%
12/31/2006        5.55            0              1            N/A           6.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.5%
2009               4.1%
2008               6.3%
2007               5.3%
2006               4.1%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                  Fidelity VIP Growth Initial Class - 922174404

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,983,186    $        3,454,928                  107,392
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (115)
                                    ------------------
Net assets                          $        3,983,071
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        3,983,071               562,132     $               7.09
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              9,840
                                                                                 --------------------
Net investment income (loss)                                                                    9,840
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       67,154
Realized gain distributions                                                                    12,111
Net change in unrealized appreciation (depreciation)                                          723,341
                                                                                 --------------------
Net gain (loss)                                                                               802,606
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            812,446
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            9,840     $           14,403
Net realized gain (loss)                                                67,154                 44,424
Realized gain distributions                                             12,111                  2,838
Net change in unrealized appreciation (depreciation)                   723,341                778,909
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      812,446                840,574
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,360,696                929,980
Cost of units redeemed                                              (1,538,285)              (997,159)
Account charges                                                       (306,325)              (321,816)
                                                            ------------------     ------------------
Increase (decrease)                                                   (483,914)              (388,995)
                                                            ------------------     ------------------
Net increase (decrease)                                                328,532                451,579
Net assets, beginning                                                3,654,539              3,202,960
                                                            ------------------     ------------------
Net assets, ending                                          $        3,983,071     $        3,654,539
                                                            ==================     ==================
Units sold                                                             231,160                194,989
Units redeemed                                                        (309,468)              (274,625)
                                                            ------------------     ------------------
Net increase (decrease)                                                (78,308)               (79,636)
Units outstanding, beginning                                           640,440                720,076
                                                            ------------------     ------------------
Units outstanding, ending                                              562,132                640,440
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  19,791,630
Cost of units redeemed/account charges                                                    (15,637,085)
Net investment income (loss)                                                                  487,859
Net realized gain (loss)                                                                   (1,477,576)
Realized gain distributions                                                                   289,985
Net change in unrealized appreciation (depreciation)                                          528,258
                                                                                        -------------
                                                                                        $   3,983,071
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.09          562     $    3,983            N/A          24.2%
12/31/2009        5.71          640          3,655            N/A          28.3%
12/31/2008        4.45          720          3,203            N/A         -47.2%
12/31/2007        8.42          793          6,675            N/A          27.0%
12/31/2006        6.63          850          5,634            N/A           6.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.3%
2009               0.4%
2008               0.8%
2007               0.8%
2006               0.4%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
               Fidelity VIP High Income Initial Class - 922174206

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,557,301    $        1,595,940                  279,587
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (78)
                                    ------------------
Net assets                          $        1,557,223
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,557,223               223,110     $               6.98
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            115,994
                                                                                 --------------------
Net investment income (loss)                                                                  115,994
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (20,941)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           79,301
                                                                                 --------------------
Net gain (loss)                                                                                58,360
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            174,354
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          115,994     $           91,095
Net realized gain (loss)                                               (20,941)               (58,420)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    79,301                369,781
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      174,354                402,456
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               362,276                212,554
Cost of units redeemed                                                (167,864)              (189,449)
Account charges                                                        (84,103)               (83,225)
                                                            ------------------     ------------------
Increase (decrease)                                                    110,309                (60,120)
                                                            ------------------     ------------------
Net increase (decrease)                                                284,663                342,336
Net assets, beginning                                                1,272,560                930,224
                                                            ------------------     ------------------
Net assets, ending                                          $        1,557,223     $        1,272,560
                                                            ==================     ==================
Units sold                                                              54,894                 40,830
Units redeemed                                                         (39,312)               (51,685)
                                                            ------------------     ------------------
Net increase (decrease)                                                 15,582                (10,855)
Units outstanding, beginning                                           207,528                218,383
                                                            ------------------     ------------------
Units outstanding, ending                                              223,110                207,528
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,993,157
Cost of units redeemed/account charges                                                     (3,070,088)
Net investment income (loss)                                                                  962,749
Net realized gain (loss)                                                                     (289,956)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          (38,639)
                                                                                        -------------
                                                                                        $   1,557,223
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.98          223     $    1,557            N/A          13.8%
12/31/2009        6.13          208          1,273            N/A          44.0%
12/31/2008        4.26          218            930            N/A         -25.0%
12/31/2007        5.68          247          1,402            N/A           2.9%
12/31/2006        5.52          259          1,431            N/A          11.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               8.2%
2009               8.3%
2008               9.1%
2007               8.3%
2006               7.1%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
              Fidelity VIP II ContraFund Initial Class - 922175500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        9,268,200    $       10,303,923                  388,115
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,328)
                                    ------------------
Net assets                          $        9,266,872
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        9,266,872               840,938     $              11.02
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            105,951
                                                                                 --------------------
Net investment income (loss)                                                                  105,951
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (131,866)
Realized gain distributions                                                                     3,848
Net change in unrealized appreciation (depreciation)                                        1,434,964
                                                                                 --------------------
Net gain (loss)                                                                             1,306,946
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,412,897
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          105,951     $          107,351
Net realized gain (loss)                                              (131,866)               (64,622)
Realized gain distributions                                              3,848                  2,143
Net change in unrealized appreciation (depreciation)                 1,434,964              2,341,628
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,412,897              2,386,500
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,963,644              1,927,793
Cost of units redeemed                                              (3,492,436)            (1,637,170)
Account charges                                                       (555,447)              (559,888)
                                                            ------------------     ------------------
Increase (decrease)                                                 (1,084,239)              (269,265)
                                                            ------------------     ------------------
Net increase (decrease)                                                328,658              2,117,235
Net assets, beginning                                                8,938,214              6,820,979
                                                            ------------------     ------------------
Net assets, ending                                          $        9,266,872     $        8,938,214
                                                            ==================     ==================
Units sold                                                             312,548                243,375
Units redeemed                                                        (422,368)              (277,256)
                                                            ------------------     ------------------
Net increase (decrease)                                               (109,820)               (33,881)
Units outstanding, beginning                                           950,758                984,639
                                                            ------------------     ------------------
Units outstanding, ending                                              840,938                950,758
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  24,431,331
Cost of units redeemed/account charges                                                    (19,801,751)
Net investment income (loss)                                                                  897,035
Net realized gain (loss)                                                                      391,635
Realized gain distributions                                                                 4,384,345
Net change in unrealized appreciation (depreciation)                                       (1,035,723)
                                                                                        -------------
                                                                                        $   9,266,872
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    11.02          841     $    9,267            N/A          17.2%
12/31/2009        9.40          951          8,938            N/A          35.7%
12/31/2008        6.93          985          6,821            N/A         -42.5%
12/31/2007       12.05        1,074         12,939            N/A          17.6%
12/31/2006       10.25        1,118         11,461            N/A          11.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.2%
2009               1.4%
2008               1.0%
2007               1.0%
2006               1.3%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                Fidelity VIP Index 500 Initial Class - 922175302

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $       12,304,574    $       11,952,326                   92,941
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (4,188)
                                    ------------------
Net assets                          $       12,300,386
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $       12,300,386             1,768,748     $               6.95
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            223,011
                                                                                 --------------------
Net investment income (loss)                                                                  223,011
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      207,379
Realized gain distributions                                                                   216,201
Net change in unrealized appreciation (depreciation)                                          988,479
                                                                                 --------------------
Net gain (loss)                                                                             1,412,059
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $          1,635,070
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          223,011     $          257,251
Net realized gain (loss)                                               207,379               (147,795)
Realized gain distributions                                            216,201                222,058
Net change in unrealized appreciation (depreciation)                   988,479              2,125,748
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                    1,635,070              2,457,262
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,501,809              1,938,677
Cost of units redeemed                                              (2,579,919)            (2,045,422)
Account charges                                                       (729,869)              (734,784)
                                                            ------------------     ------------------
Increase (decrease)                                                   (807,979)              (841,529)
                                                            ------------------     ------------------
Net increase (decrease)                                                827,091              1,615,733
Net assets, beginning                                               11,473,295              9,857,562
                                                            ------------------     ------------------
Net assets, ending                                          $       12,300,386     $       11,473,295
                                                            ==================     ==================
Units sold                                                             422,484                390,740
Units redeemed                                                        (551,395)              (557,294)
                                                            ------------------     ------------------
Net increase (decrease)                                               (128,911)              (166,554)
Units outstanding, beginning                                         1,897,659              2,064,213
                                                            ------------------     ------------------
Units outstanding, ending                                            1,768,748              1,897,659
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  36,046,517
Cost of units redeemed/account charges                                                    (26,362,446)
Net investment income (loss)                                                                2,159,311
Net realized gain (loss)                                                                     (471,808)
Realized gain distributions                                                                   576,564
Net change in unrealized appreciation (depreciation)                                          352,248
                                                                                        -------------
                                                                                        $  12,300,386
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.95        1,769     $   12,300            N/A          15.0%
12/31/2009        6.05        1,898         11,473            N/A          26.6%
12/31/2008        4.78        2,064          9,858            N/A         -37.0%
12/31/2007        7.58        2,067         15,665            N/A           5.4%
12/31/2006        7.19        2,079         14,943            N/A          15.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.9%
2009               2.4%
2008               2.3%
2007               3.7%
2006               1.6%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
           Fidelity VIP Mid Cap Portfolio Service 2 Class - 922176805

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,452,563    $          971,298                   45,208
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,018)
                                    ------------------
Net assets                          $        1,450,545
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,450,545               173,608     $               8.36
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              1,578
                                                                                 --------------------
Net investment income (loss)                                                                    1,578
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       53,868
Realized gain distributions                                                                     4,315
Net change in unrealized appreciation (depreciation)                                          272,554
                                                                                 --------------------
Net gain (loss)                                                                               330,737
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            332,315
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            1,578     $            4,262
Net realized gain (loss)                                                53,868                  5,350
Realized gain distributions                                              4,315                  5,634
Net change in unrealized appreciation (depreciation)                   272,554                208,711
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      332,315                223,957
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               209,271              1,123,287
Cost of units redeemed                                                (243,418)               (57,188)
Account charges                                                        (91,251)               (46,428)
                                                            ------------------     ------------------
Increase (decrease)                                                   (125,398)             1,019,671
                                                            ------------------     ------------------
Net increase (decrease)                                                206,917              1,243,628
Net assets, beginning                                                1,243,628                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        1,450,545     $        1,243,628
                                                            ==================     ==================
Units sold                                                              30,106                209,728
Units redeemed                                                         (47,867)               (18,359)
                                                            ------------------     ------------------
Net increase (decrease)                                                (17,761)               191,369
Units outstanding, beginning                                           191,369                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              173,608                191,369
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,332,558
Cost of units redeemed/account charges                                                       (438,285)
Net investment income (loss)                                                                    5,840
Net realized gain (loss)                                                                       59,218
Realized gain distributions                                                                     9,949
Net change in unrealized appreciation (depreciation)                                          481,265
                                                                                        -------------
                                                                                        $   1,450,545
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.36          174     $    1,451            N/A          28.6%
12/31/2009        6.50          191          1,244            N/A          30.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.1%
2009               0.7%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
               Fidelity VIP Money Market Initial Class - 922174107

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,324,127    $        1,324,127                1,324,127
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (304)
                                    ------------------
Net assets                          $        1,323,823
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,323,823               891,943     $               1.48
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,469
                                                                                 --------------------
Net investment income (loss)                                                                    2,469
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                       839
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                   839
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,308
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,469     $           14,008
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                839                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        3,308                 14,008
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               145,599                316,133
Cost of units redeemed                                                (195,652)              (829,278)
Account charges                                                       (104,581)              (121,456)
                                                            ------------------     ------------------
Increase (decrease)                                                   (154,634)              (634,601)
                                                            ------------------     ------------------
Net increase (decrease)                                               (151,326)              (620,593)
Net assets, beginning                                                1,475,149              2,095,742
                                                            ------------------     ------------------
Net assets, ending                                          $        1,323,823     $        1,475,149
                                                            ==================     ==================
Units sold                                                              98,300                216,171
Units redeemed                                                        (202,666)              (645,537)
                                                            ------------------     ------------------
Net increase (decrease)                                               (104,366)              (429,366)
Units outstanding, beginning                                           996,309              1,425,675
                                                            ------------------     ------------------
Units outstanding, ending                                              891,943                996,309
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  18,668,472
Cost of units redeemed/account charges                                                    (17,792,442)
Net investment income (loss)                                                                  446,954
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                       839
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $   1,323,823
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.48          892     $    1,324            N/A           0.2%
12/31/2009        1.48          996          1,475            N/A           0.7%
12/31/2008        1.47        1,426          2,096            N/A           3.0%
12/31/2007        1.43        1,305          1,862            N/A           5.2%
12/31/2006        1.36        1,282          1,738            N/A           5.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.2%
2009               0.8%
2008               3.1%
2007               5.2%
2006               5.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                 Fidelity VIP Overseas Initial Class - 922174503

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,188,946    $        2,266,167                  130,527
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (58)
                                    ------------------
Net assets                          $        2,188,888
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,188,888               290,572     $               7.53
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             28,400
                                                                                 --------------------
Net investment income (loss)                                                                   28,400
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (194,798)
Realized gain distributions                                                                     3,872
Net change in unrealized appreciation (depreciation)                                          413,721
                                                                                 --------------------
Net gain (loss)                                                                               222,795
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            251,195
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           28,400     $           38,986
Net realized gain (loss)                                              (194,798)            (1,302,533)
Realized gain distributions                                              3,872                  7,672
Net change in unrealized appreciation (depreciation)                   413,721              1,787,072
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      251,195                531,197
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             2,235,600              1,207,410
Cost of units redeemed                                              (2,236,513)            (2,557,854)
Account charges                                                       (121,602)              (183,807)
                                                            ------------------     ------------------
Increase (decrease)                                                   (122,515)            (1,534,251)
                                                            ------------------     ------------------
Net increase (decrease)                                                128,680             (1,003,054)
Net assets, beginning                                                2,060,208              3,063,262
                                                            ------------------     ------------------
Net assets, ending                                          $        2,188,888     $        2,060,208
                                                            ==================     ==================
Units sold                                                             342,567                213,171
Units redeemed                                                        (361,349)              (485,818)
                                                            ------------------     ------------------
Net increase (decrease)                                                (18,782)              (272,647)
Units outstanding, beginning                                           309,354                582,001
                                                            ------------------     ------------------
Units outstanding, ending                                              290,572                309,354
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  19,957,510
Cost of units redeemed/account charges                                                    (18,507,106)
Net investment income (loss)                                                                  458,736
Net realized gain (loss)                                                                     (610,637)
Realized gain distributions                                                                   967,606
Net change in unrealized appreciation (depreciation)                                          (77,221)
                                                                                        -------------
                                                                                        $   2,188,888
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.53          291     $    2,189            N/A          13.1%
12/31/2009        6.66          309          2,060            N/A          26.5%
12/31/2008        5.26          582          3,063            N/A         -43.8%
12/31/2007        9.37          593          5,550            N/A          17.4%
12/31/2006        7.98          641          5,117            N/A          18.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.5%
2008               2.8%
2007               3.4%
2006               0.7%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
            Franklin Templeton Small Cap Value Securities - 355150673

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           73,621    $           68,394                    4,448
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (7)
                                    ------------------
Net assets                          $           73,614
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           73,614                13,244     $               5.56
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                509
                                                                                 --------------------
Net investment income (loss)                                                                      509
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        1,540
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,426
                                                                                 --------------------
Net gain (loss)                                                                                 5,966
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,475
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              509     $              130
Net realized gain (loss)                                                 1,540                   (738)
Realized gain distributions                                                  -                    303
Net change in unrealized appreciation (depreciation)                     4,426                    533
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        6,475                    228
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                69,806                 10,284
Cost of units redeemed                                                 (10,254)                (4,783)
Account charges                                                         (1,561)                  (437)
                                                            ------------------     ------------------
Increase (decrease)                                                     57,991                  5,064
                                                            ------------------     ------------------
Net increase (decrease)                                                 64,466                  5,292
Net assets, beginning                                                    9,148                  3,856
                                                            ------------------     ------------------
Net assets, ending                                          $           73,614     $            9,148
                                                            ==================     ==================
Units sold                                                              14,176                  3,037
Units redeemed                                                          (3,047)                (2,077)
                                                            ------------------     ------------------
Net increase (decrease)                                                 11,129                    960
Units outstanding, beginning                                             2,115                  1,155
                                                            ------------------     ------------------
Units outstanding, ending                                               13,244                  2,115
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      83,702
Cost of units redeemed/account charges                                                        (17,058)
Net investment income (loss)                                                                      639
Net realized gain (loss)                                                                          801
Realized gain distributions                                                                       303
Net change in unrealized appreciation (depreciation)                                            5,227
                                                                                        -------------
                                                                                        $      73,614
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.56           13     $       74            N/A          28.5%
12/31/2009        4.33            2              9            N/A          29.5%
12/31/2008        3.34            1              4            N/A         -33.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.2%
2009               2.0%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
          Franklin Templeton VIP Founding Funds Allocation - 355150236

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           42,005    $           34,989                    5,434
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           42,005
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           42,005                 8,650     $               4.86
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                943
                                                                                 --------------------
Net investment income (loss)                                                                      943
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          619
Realized gain distributions                                                                         3
Net change in unrealized appreciation (depreciation)                                            1,833
                                                                                 --------------------
Net gain (loss)                                                                                 2,455
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              3,398
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              943     $              415
Net realized gain (loss)                                                   619                    215
Realized gain distributions                                                  3                      -
Net change in unrealized appreciation (depreciation)                     1,833                  5,169
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        3,398                  5,799
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                24,735                 12,236
Cost of units redeemed                                                       -                   (273)
Account charges                                                         (3,012)                (1,397)
                                                            ------------------     ------------------
Increase (decrease)                                                     21,723                 10,566
                                                            ------------------     ------------------
Net increase (decrease)                                                 25,121                 16,365
Net assets, beginning                                                   16,884                    519
                                                            ------------------     ------------------
Net assets, ending                                          $           42,005     $           16,884
                                                            ==================     ==================
Units sold                                                               5,473                  4,126
Units redeemed                                                            (670)                  (433)
                                                            ------------------     ------------------
Net increase (decrease)                                                  4,803                  3,693
Units outstanding, beginning                                             3,847                    154
                                                            ------------------     ------------------
Units outstanding, ending                                                8,650                  3,847
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      37,476
Cost of units redeemed/account charges                                                         (4,682)
Net investment income (loss)                                                                    1,358
Net realized gain (loss)                                                                          834
Realized gain distributions                                                                         3
Net change in unrealized appreciation (depreciation)                                            7,016
                                                                                        -------------
                                                                                        $      42,005
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.86            9     $       42            N/A          10.6%
12/31/2009        4.39            4             17            N/A          30.5%
12/31/2008        3.36            0              1            N/A         -32.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.2%
2009               4.8%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
      Franklin Templeton VIP Templeton Foreign Securities Fund - 355150392

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,766,697    $        2,157,987                  193,610
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (3,890)
                                    ------------------
Net assets                          $        2,762,807
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,762,807               371,769     $               7.43
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             44,013
                                                                                 --------------------
Net investment income (loss)                                                                   44,013
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       30,076
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          143,429
                                                                                 --------------------
Net gain (loss)                                                                               173,505
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            217,518
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           44,013     $                -
Net realized gain (loss)                                                30,076                 11,748
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   143,429                465,281
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      217,518                477,029
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               535,406              2,136,844
Cost of units redeemed                                                (232,958)              (116,719)
Account charges                                                       (166,028)               (88,285)
                                                            ------------------     ------------------
Increase (decrease)                                                    136,420              1,931,840
                                                            ------------------     ------------------
Net increase (decrease)                                                353,938              2,408,869
Net assets, beginning                                                2,408,869                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        2,762,807     $        2,408,869
                                                            ==================     ==================
Units sold                                                              81,967                385,615
Units redeemed                                                         (61,588)               (34,225)
                                                            ------------------     ------------------
Net increase (decrease)                                                 20,379                351,390
Units outstanding, beginning                                           351,390                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              371,769                351,390
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,672,250
Cost of units redeemed/account charges                                                       (603,990)
Net investment income (loss)                                                                   44,013
Net realized gain (loss)                                                                       41,824
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          608,710
                                                                                        -------------
                                                                                        $   2,762,807
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.43          372     $    2,763            N/A           8.4%
12/31/2009        6.86          351          2,409            N/A          37.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.7%
2009               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                 Templeton Global Income Securities - 355150707

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          221,474    $          204,877                   11,107
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (11)
                                    ------------------
Net assets                          $          221,463
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          221,463                32,079     $               6.90
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,650
                                                                                 --------------------
Net investment income (loss)                                                                    2,650
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,626
Realized gain distributions                                                                       419
Net change in unrealized appreciation (depreciation)                                           13,878
                                                                                 --------------------
Net gain (loss)                                                                                17,923
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             20,573
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,650     $            7,590
Net realized gain (loss)                                                 3,626                     36
Realized gain distributions                                                419                      -
Net change in unrealized appreciation (depreciation)                    13,878                  2,460
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       20,573                 10,086
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               145,830                 86,719
Cost of units redeemed                                                 (38,431)                  (116)
Account charges                                                         (7,917)                (2,623)
                                                            ------------------     ------------------
Increase (decrease)                                                     99,482                 83,980
                                                            ------------------     ------------------
Net increase (decrease)                                                120,055                 94,066
Net assets, beginning                                                  101,408                  7,342
                                                            ------------------     ------------------
Net assets, ending                                          $          221,463     $          101,408
                                                            ==================     ==================
Units sold                                                              22,243                 15,888
Units redeemed                                                          (7,013)                  (490)
                                                            ------------------     ------------------
Net increase (decrease)                                                 15,230                 15,398
Units outstanding, beginning                                            16,849                  1,451
                                                            ------------------     ------------------
Units outstanding, ending                                               32,079                 16,849
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     239,689
Cost of units redeemed/account charges                                                        (49,143)
Net investment income (loss)                                                                   10,240
Net realized gain (loss)                                                                        3,661
Realized gain distributions                                                                       419
Net change in unrealized appreciation (depreciation)                                           16,597
                                                                                        -------------
                                                                                        $     221,463
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.90           32     $      221            N/A          14.7%
12/31/2009        6.02           17            101            N/A          19.0%
12/31/2008        5.06            1              7            N/A           1.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                1.6%
2009               14.0%
2008                0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
              Invesco V.I. Dynamics Fund Investor Class - 008892473

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          181,325    $          110,151                   10,290
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          181,325
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          181,325                25,912     $               7.00
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        2,698
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           32,388
                                                                                 --------------------
Net gain (loss)                                                                                35,086
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             35,086
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                 2,698               (273,699)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    32,388                354,679
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       35,086                 80,980
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               404,443                228,564
Cost of units redeemed                                                (398,693)              (535,703)
Account charges                                                         (9,383)               (27,123)
                                                            ------------------     ------------------
Increase (decrease)                                                     (3,633)              (334,262)
                                                            ------------------     ------------------
Net increase (decrease)                                                 31,453               (253,282)
Net assets, beginning                                                  149,872                403,154
                                                            ------------------     ------------------
Net assets, ending                                          $          181,325     $          149,872
                                                            ==================     ==================
Units sold                                                              68,696                 49,305
Units redeemed                                                         (69,304)              (124,400)
                                                            ------------------     ------------------
Net increase (decrease)                                                   (608)               (75,095)
Units outstanding, beginning                                            26,520                101,615
                                                            ------------------     ------------------
Units outstanding, ending                                               25,912                 26,520
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,156,504
Cost of units redeemed/account charges                                                     (1,801,443)
Net investment income (loss)                                                                        1
Net realized gain (loss)                                                                     (244,911)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           71,174
                                                                                        -------------
                                                                                        $     181,325
                                                                                        =============

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.00           26     $      181            N/A          23.8%
12/31/2009        5.65           27            150            N/A          42.4%
12/31/2008        3.97          102            403            N/A         -48.1%
12/31/2007        7.64          110            840            N/A          12.2%
12/31/2006        6.81           25            172            N/A          16.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         Invesco V.I. Financial Services Fund Investor Class - 00142F600

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          152,308    $          242,840                   27,101
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          152,308
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          152,308                46,132     $               3.30
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                152
                                                                                 --------------------
Net investment income (loss)                                                                      152
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (30,463)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           44,799
                                                                                 --------------------
Net gain (loss)                                                                                14,336
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             14,488
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              152     $            4,156
Net realized gain (loss)                                               (30,463)               (32,248)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    44,799                 60,152
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       14,488                 32,060
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               134,561                 61,628
Cost of units redeemed                                                (130,184)               (50,854)
Account charges                                                         (9,983)                (9,036)
                                                            ------------------     ------------------
Increase (decrease)                                                     (5,606)                 1,738
                                                            ------------------     ------------------
Net increase (decrease)                                                  8,882                 33,798
Net assets, beginning                                                  143,426                109,628
                                                            ------------------     ------------------
Net assets, ending                                          $          152,308     $          143,426
                                                            ==================     ==================
Units sold                                                              43,792                 22,720
Units redeemed                                                         (45,583)               (21,475)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (1,791)                 1,245
Units outstanding, beginning                                            47,923                 46,678
                                                            ------------------     ------------------
Units outstanding, ending                                               46,132                 47,923
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     728,929
Cost of units redeemed/account charges                                                       (513,774)
Net investment income (loss)                                                                   26,314
Net realized gain (loss)                                                                      (30,562)
Realized gain distributions                                                                    31,933
Net change in unrealized appreciation (depreciation)                                          (90,532)
                                                                                        -------------
                                                                                        $     152,308
                                                                                        =============

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     3.30           46     $      152            N/A          10.3%
12/31/2009        2.99           48            143            N/A          27.4%
12/31/2008        2.35           47            110            N/A         -59.4%
12/31/2007        5.79           33            190            N/A         -22.2%
12/31/2006        7.44           43            318            N/A          16.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.1%
2009               3.3%
2008               3.4%
2007               1.6%
2006               1.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         Invesco V.I. Global Health Care Fund Investor Class - 008892416

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          385,718    $          381,604                   23,083
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (13)
                                    ------------------
Net assets                          $          385,705
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          385,705                60,309     $               6.40
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (14,703)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           32,806
                                                                                 --------------------
Net gain (loss)                                                                                18,103
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             18,103
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $            1,174
Net realized gain (loss)                                               (14,703)               (46,445)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    32,806                131,396
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       18,103                 86,125
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               952,300                372,872
Cost of units redeemed                                                (932,396)              (418,357)
Account charges                                                        (24,098)               (25,640)
                                                            ------------------     ------------------
Increase (decrease)                                                     (4,194)               (71,125)
                                                            ------------------     ------------------
Net increase (decrease)                                                 13,909                 15,000
Net assets, beginning                                                  371,796                356,796
                                                            ------------------     ------------------
Net assets, ending                                          $          385,705     $          371,796
                                                            ==================     ==================
Units sold                                                             156,247                 66,162
Units redeemed                                                        (157,150)               (79,948)
                                                            ------------------     ------------------
Net increase (decrease)                                                   (903)               (13,786)
Units outstanding, beginning                                            61,212                 74,998
                                                            ------------------     ------------------
Units outstanding, ending                                               60,309                 61,212
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,289,533
Cost of units redeemed/account charges                                                     (2,010,140)
Net investment income (loss)                                                                    1,182
Net realized gain (loss)                                                                        6,582
Realized gain distributions                                                                    94,434
Net change in unrealized appreciation (depreciation)                                            4,114
                                                                                        -------------
                                                                                        $     385,705
                                                                                        =============

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.40           60     $      386            N/A           5.3%
12/31/2009        6.07           61            372            N/A          27.7%
12/31/2008        4.76           75            357            N/A         -28.6%
12/31/2007        6.66           71            473            N/A          11.9%
12/31/2006        5.96           75            445            N/A           5.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.3%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         Invesco V.I. Global Real Estate Fund Series I Class - 008892523

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,911,477    $        1,842,170                  140,756
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchase                  (2,718)
                                    ------------------
Net assets                          $        1,908,759
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,908,759               443,755     $               4.30
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             87,835
                                                                                 --------------------
Net investment income (loss)                                                                   87,835
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (155,473)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          351,198
                                                                                 --------------------
Net gain (loss)                                                                               195,725
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            283,560
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            87,835    $                 -
Net realized gain (loss)                                              (155,473)               (82,160)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   351,198                505,170
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      283,560                423,010
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               283,366                537,022
Cost of units redeemed                                                (273,652)              (110,559)
Account charges                                                       (124,809)              (109,892)
                                                           -------------------    -------------------
Increase (decrease)                                                   (115,095)               316,571
                                                           -------------------    -------------------
Net increase (decrease)                                                168,465                739,581
Net assets, beginning                                                1,740,294              1,000,713
                                                           -------------------    -------------------
Net assets, ending                                         $         1,908,759    $         1,740,294
                                                           ===================    ===================
Units sold                                                              76,691                198,576
Units redeemed                                                        (108,377)               (82,719)
                                                           -------------------    -------------------
Net increase (decrease)                                                (31,686)               115,857
Units outstanding, beginning                                           475,441                359,584
                                                           -------------------    -------------------
Units outstanding, ending                                              443,755                475,441
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,505,418
Cost of units redeemed/account charges                                                       (726,751)
Net investment income (loss)                                                                  175,953
Net realized gain (loss)                                                                     (251,354)
Realized gain distributions                                                                   136,186
Net change in unrealized appreciation (depreciation)                                           69,307
                                                                                        -------------
                                                                                        $   1,908,759
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.30          444     $    1,909            N/A          17.5%
12/31/2009        3.66          475          1,740            N/A          31.5%
12/31/2008        2.78          360          1,001            N/A         -44.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               4.8%
2009               0.0%
2008              17.6%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
             Invesco V.I. High Yield Fund Series I Class - 008892846

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,408,421    $        1,399,104                  263,256
Receivables: investments sold                    2,439    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $        1,410,860
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,410,860               174,826     $               8.07
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            134,840
                                                                                 --------------------
Net investment income (loss)                                                                  134,840
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (26,916)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           53,161
                                                                                 --------------------
Net gain (loss)                                                                                26,245
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            161,085
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           134,840    $            87,647
Net realized gain (loss)                                               (26,916)               (63,912)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    53,161                401,666
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      161,085                425,401
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               841,665                428,406
Cost of units redeemed                                                (733,591)              (429,256)
Account charges                                                        (66,988)               (61,334)
                                                           -------------------    -------------------
Increase (decrease)                                                     41,086                (62,184)
                                                           -------------------    -------------------
Net increase (decrease)                                                202,171                363,217
Net assets, beginning                                                1,208,689                845,472
                                                           -------------------    -------------------
Net assets, ending                                         $         1,410,860    $         1,208,689
                                                           ===================    ===================
Units sold                                                             113,124                 68,226
Units redeemed                                                        (108,401)               (79,917)
                                                           -------------------    -------------------
Net increase (decrease)                                                  4,723                (11,691)
Units outstanding, beginning                                           170,103                181,794
                                                           -------------------    -------------------
Units outstanding, ending                                              174,826                170,103
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,050,038
Cost of units redeemed/account charges                                                     (2,065,552)
Net investment income (loss)                                                                  522,879
Net realized gain (loss)                                                                     (105,822)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            9,317
                                                                                        -------------
                                                                                        $   1,410,860
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.07          175       $  1,411            N/A          13.6%
12/31/2009        7.11          170          1,209            N/A          52.8%
12/31/2008        4.65          182            845            N/A         -25.7%
12/31/2007        6.26          162          1,014            N/A           1.2%
12/31/2006        6.18          122            756            N/A          10.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              10.3%
2009               8.5%
2008              11.4%
2007               8.2%
2006              12.8%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
        Invesco V.I. International Growth Fund Series I Class - 008892655

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,238,584    $        1,729,395                   78,962
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (3,203)
                                    ------------------
Net assets                          $        2,235,381
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,235,381               297,956     $               7.50
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             37,304
                                                                                 --------------------
Net investment income (loss)                                                                   37,304
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       26,102
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          186,829
                                                                                 --------------------
Net gain (loss)                                                                               212,931
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            250,235
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            37,304    $            23,705
Net realized gain (loss)                                                26,102                  6,764
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   186,829                322,360
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      250,235                352,829
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               360,663              1,796,076
Cost of units redeemed                                                (212,574)              (103,631)
Account charges                                                       (136,873)               (71,344)
                                                           -------------------    -------------------
Increase (decrease)                                                     11,216              1,621,101
                                                           -------------------    -------------------
Net increase (decrease)                                                261,451              1,973,930
Net assets, beginning                                                1,973,930                      -
                                                           -------------------    -------------------
Net assets, ending                                         $         2,235,381    $         1,973,930
                                                           ===================    ===================
Units sold                                                              55,220                326,597
Units redeemed                                                         (53,542)               (30,319)
                                                           -------------------    -------------------
Net increase (decrease)                                                  1,678                296,278
Units outstanding, beginning                                           296,278                      -
                                                           -------------------    -------------------
Units outstanding, ending                                              297,956                296,278
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,156,739
Cost of units redeemed/account charges                                                       (524,422)
Net investment income (loss)                                                                   61,009
Net realized gain (loss)                                                                       32,866
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          509,189
                                                                                        -------------
                                                                                        $   2,235,381
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.50          298     $    2,235            N/A          12.6%
12/31/2009        6.66          296          1,974            N/A          33.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.8%
2009               2.4%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
             Invesco V.I. Utilities Fund Series I Class - 008892259

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          427,931    $          494,834                   28,778
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (48)
                                    ------------------
Net assets                          $          427,883
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          427,883                56,133     $               7.62
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             15,430
                                                                                 --------------------
Net investment income (loss)                                                                   15,430
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (74,855)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           84,738
                                                                                 --------------------
Net gain (loss)                                                                                 9,883
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             25,313
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            15,430    $            20,067
Net realized gain (loss)                                               (74,855)               (61,446)
Realized gain distributions                                                  -                  5,058
Net change in unrealized appreciation (depreciation)                    84,738                 93,166
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                       25,313                 56,845
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               266,760                151,995
Cost of units redeemed                                                (288,614)              (157,489)
Account charges                                                        (33,895)               (35,140)
                                                           -------------------    -------------------
Increase (decrease)                                                    (55,749)               (40,634)
                                                           -------------------    -------------------
Net increase (decrease)                                                (30,436)                16,211
Net assets, beginning                                                  458,319                442,108
                                                           -------------------    -------------------
Net assets, ending                                         $           427,883    $           458,319
                                                           ===================    ===================
Units sold                                                              38,000                 24,506
Units redeemed                                                         (45,781)               (31,449)
                                                           -------------------    -------------------
Net increase (decrease)                                                 (7,781)                (6,943)
Units outstanding, beginning                                            63,914                 70,857
                                                           -------------------    -------------------
Units outstanding, ending                                               56,133                 63,914
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,783,575
Cost of units redeemed/account charges                                                     (1,515,771)
Net investment income (loss)                                                                  101,396
Net realized gain (loss)                                                                        9,851
Realized gain distributions                                                                   115,735
Net change in unrealized appreciation (depreciation)                                          (66,903)
                                                                                        -------------
                                                                                        $     427,883
                                                                                        =============

* Date of Fund Inception into Variable Account: 8/28/2001

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.62           56     $      428            N/A           6.3%
12/31/2009        7.17           64            458            N/A          14.9%
12/31/2008        6.24           71            442            N/A         -32.4%
12/31/2007        9.22           89            823            N/A          20.6%
12/31/2006        7.65           80            611            N/A          25.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.5%
2009               4.5%
2008               2.6%
2007               2.1%
2006               3.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
      Invesco V.I. Core Equity Fund Series II Class - 008892671 (Unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $                -    $                -                        -
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $                -
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $                -                     -     $               6.81
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                 --------------------
Net gain (loss)                                                                                     -
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                  -
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                 -    $                 -
Net realized gain (loss)                                                     -                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                         -                      -
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                            -                      -
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                     -                      -
Cost of units redeemed                                                       -                      -
Account charges                                                              -                      -
                                                           -------------------    -------------------
Increase (decrease)                                                          -                      -
                                                           -------------------    -------------------
Net increase (decrease)                                                      -                      -
Net assets, beginning                                                        -                      -
                                                           -------------------    -------------------
Net assets, ending                                         $                 -    $                 -
                                                           ===================    ===================
Units sold                                                                   -                      -
Units redeemed                                                               -                      -
                                                           -------------------    -------------------
Net increase (decrease)                                                      -                      -
Units outstanding, beginning                                                 -                      -
                                                           -------------------    -------------------
Units outstanding, ending                                                    -                      -
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $           -
Cost of units redeemed/account charges                                                              -
Net investment income (loss)                                                                        -
Net realized gain (loss)                                                                            -
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                                -
                                                                                        -------------
                                                                                        $           -
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                         Expense as a
                         % of Average
            Unit Value     Net Assets   Total Return
            ----------------------------------------
12/31/2010  $     6.81   $        N/A           9.2%
12/31/2009        6.24            N/A          24.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
       Janus Aspen Flexible Bond Portfolio Institutional Class - 471021501

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        8,175,822    $        7,532,387                  643,765
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (7,215)
                                    ------------------
Net assets                          $        8,168,607
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        8,168,607               791,020     $              10.33
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            494,990
                                                                                 --------------------
Net investment income (loss)                                                                  494,990
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       71,197
Realized gain distributions                                                                    25,595
Net change in unrealized appreciation (depreciation)                                            9,456
                                                                                 --------------------
Net gain (loss)                                                                               106,248
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            601,238
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $           494,990    $           371,142
Net realized gain (loss)                                                71,197                 51,562
Realized gain distributions                                             25,595                  8,268
Net change in unrealized appreciation (depreciation)                     9,456                547,119
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      601,238                978,091
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                             2,163,900              2,034,936
Cost of units redeemed                                              (1,580,526)            (3,816,650)
Account charges                                                       (478,883)              (545,236)
                                                           -------------------    -------------------
Increase (decrease)                                                    104,491             (2,326,950)
                                                           -------------------    -------------------
Net increase (decrease)                                                705,729             (1,348,859)
Net assets, beginning                                                7,462,878              8,811,737
                                                           -------------------    -------------------
Net assets, ending                                         $         8,168,607    $         7,462,878
                                                           ===================    ===================
Units sold                                                             218,336                235,116
Units redeemed                                                        (207,610)              (497,924)
                                                           -------------------    -------------------
Net increase (decrease)                                                 10,726               (262,808)
Units outstanding, beginning                                           780,294              1,043,102
                                                           -------------------    -------------------
Units outstanding, ending                                              791,020                780,294
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  16,801,878
Cost of units redeemed/account charges                                                    (11,682,791)
Net investment income (loss)                                                                2,215,179
Net realized gain (loss)                                                                       48,984
Realized gain distributions                                                                   141,922
Net change in unrealized appreciation (depreciation)                                          643,435
                                                                                        -------------
                                                                                        $   8,168,607
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    10.33          791     $    8,169            N/A           8.0%
12/31/2009        9.56          780          7,463            N/A          13.2%
12/31/2008        8.45        1,043          8,812            N/A           6.0%
12/31/2007        7.97          940          7,490            N/A           7.0%
12/31/2006        7.44          543          4,044            N/A           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               6.3%
2009               4.6%
2008               4.6%
2007               5.8%
2006               5.3%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
           Janus Aspen Forty Portfolio Institutional Class - 471021865

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           47,224    $           39,325                    1,321
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           47,224
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           47,224                11,012     $               4.29
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                157
                                                                                 --------------------
Net investment income (loss)                                                                      157
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          875
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            1,689
                                                                                 --------------------
Net gain (loss)                                                                                 2,564
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              2,721
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               157    $                 9
Net realized gain (loss)                                                   875                   (280)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     1,689                  9,167
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                        2,721                  8,896
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                16,980                  8,581
Cost of units redeemed                                                  (2,430)                  (515)
Account charges                                                         (3,864)                (1,245)
                                                           -------------------    -------------------
Increase (decrease)                                                     10,686                  6,821
                                                           -------------------    -------------------
Net increase (decrease)                                                 13,407                 15,717
Net assets, beginning                                                   33,817                 18,100
                                                           -------------------    -------------------
Net assets, ending                                         $            47,224    $            33,817
                                                           ===================    ===================
Units sold                                                               4,169                  2,705
Units redeemed                                                          (1,575)                  (880)
                                                           -------------------    -------------------
Net increase (decrease)                                                  2,594                  1,825
Units outstanding, beginning                                             8,418                  6,593
                                                           -------------------    -------------------
Units outstanding, ending                                               11,012                  8,418
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      57,704
Cost of units redeemed/account charges                                                        (16,290)
Net investment income (loss)                                                                      170
Net realized gain (loss)                                                                       (2,259)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            7,899
                                                                                        -------------
                                                                                        $      47,224
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.29           11     $       47            N/A           6.7%
12/31/2009        4.02            8             34            N/A          46.3%
12/31/2008        2.75            7             18            N/A         -45.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.4%
2009               0.0%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                 Janus Aspen Overseas Service Class - 471021667

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           70,714    $           66,110                    1,261
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (11)
                                    ------------------
Net assets                          $           70,703
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           70,703                 7,856     $               9.00
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                203
                                                                                 --------------------
Net investment income (loss)                                                                      203
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        4,695
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,232
                                                                                 --------------------
Net gain (loss)                                                                                 6,927
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              7,130
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $               203    $                29
Net realized gain (loss)                                                 4,695                     25
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,232                  2,372
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                        7,130                  2,426
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                62,453                 24,032
Cost of units redeemed                                                 (22,837)                     -
Account charges                                                         (2,129)                  (372)
                                                           -------------------    -------------------
Increase (decrease)                                                     37,487                 23,660
                                                           -------------------    -------------------
Net increase (decrease)                                                 44,617                 26,086
Net assets, beginning                                                   26,086                      -
                                                           -------------------    -------------------
Net assets, ending                                         $            70,703    $            26,086
                                                           ===================    ===================
Units sold                                                               7,373                  3,624
Units redeemed                                                          (3,141)                     -
                                                           -------------------    -------------------
Net increase (decrease)                                                  4,232                  3,624
Units outstanding, beginning                                             3,624                      -
                                                           -------------------    -------------------
Units outstanding, ending                                                7,856                  3,624
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      86,485
Cost of units redeemed/account charges                                                        (25,338)
Net investment income (loss)                                                                      232
Net realized gain (loss)                                                                        4,720
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            4,604
                                                                                        -------------
                                                                                        $      70,703
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     9.00            8     $       71            N/A          25.0%
12/31/2009        7.20            4             26            N/A          44.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.4%
2009               0.2%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
      Janus Aspen Perkins Mid Cap Value Portfolio Service Class - 471021451

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            4,919    $            4,438                      312
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            4,919
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            4,919                   694     $               7.09
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 19
                                                                                 --------------------
Net investment income (loss)                                                                       19
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            5
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              480
                                                                                 --------------------
Net gain (loss)                                                                                   485
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                504
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $                19    $                 -
Net realized gain (loss)                                                     5                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                       480                      1
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                          504                      1
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                                 4,544                     57
Cost of units redeemed                                                       -                      -
Account charges                                                           (187)                     -
                                                           -------------------    -------------------
Increase (decrease)                                                      4,357                     57
                                                           -------------------    -------------------
Net increase (decrease)                                                  4,861                     58
Net assets, beginning                                                       58                      -
                                                           -------------------    -------------------
Net assets, ending                                         $             4,919    $                58
                                                           ===================    ===================
Units sold                                                                 714                      9
Units redeemed                                                             (29)                     -
                                                           -------------------    -------------------
Net increase (decrease)                                                    685                      9
Units outstanding, beginning                                                 9                      -
                                                           -------------------    -------------------
Units outstanding, ending                                                  694                      9
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       4,601
Cost of units redeemed/account charges                                                           (187)
Net investment income (loss)                                                                       19
Net realized gain (loss)                                                                            5
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                              481
                                                                                        -------------
                                                                                        $       4,919
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.09            1     $        5            N/A          15.4%
12/31/2009        6.14            0              0            N/A          22.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.8%
2009               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         Janus Aspen Worldwide Portfolio Institutional Class - 471021303

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        3,446,905    $        3,052,613                  114,401
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchase                     (82)
                                    ------------------
Net assets                          $        3,446,823
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        3,446,823               594,394     $               5.80
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             19,625
                                                                                 --------------------
Net investment income (loss)                                                                   19,625
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      101,497
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          361,583
                                                                                 --------------------
Net gain (loss)                                                                               463,080
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            482,705
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                               $            19,625    $            39,944
Net realized gain (loss)                                               101,497                 (8,254)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   361,583                888,851
                                                           -------------------    -------------------
Increase (decrease) in net assets from operations                      482,705                920,541
                                                           -------------------    -------------------
Contract owner transactions:
Proceeds from units sold                                               893,305                572,935
Cost of units redeemed                                                (869,926)              (661,362)
Account charges                                                       (253,622)              (260,057)
                                                           -------------------    -------------------
Increase (decrease)                                                   (230,243)              (348,484)
                                                           -------------------    -------------------
Net increase (decrease)                                                252,462                572,057
Net assets, beginning                                                3,194,361              2,622,304
                                                           -------------------    -------------------
Net assets, ending                                         $         3,446,823    $         3,194,361
                                                           ===================    ===================
Units sold                                                             173,970                137,351
Units redeemed                                                        (217,658)              (220,557)
                                                           -------------------    -------------------
Net increase (decrease)                                                (43,688)               (83,206)
Units outstanding, beginning                                           638,082                721,288
                                                           -------------------    -------------------
Units outstanding, ending                                              594,394                638,082
                                                           ===================    ===================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  14,623,314
Cost of units redeemed/account charges                                                    (10,891,836)
Net investment income (loss)                                                                  527,171
Net realized gain (loss)                                                                   (1,206,118)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          394,292
                                                                                        -------------
                                                                                        $   3,446,823
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.80          594     $    3,447            N/A          15.8%
12/31/2009        5.01          638          3,194            N/A          37.7%
12/31/2008        3.64          721          2,622            N/A         -44.7%
12/31/2007        6.57          758          4,982            N/A           9.6%
12/31/2006        5.99          808          4,845            N/A          18.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.6%
2009               1.4%
2008               1.3%
2007               0.8%
2006               1.7%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
        Neuberger Berman AMT Mid Cap Growth Portfolio S Class - 641222856

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $          79,893     $          70,521                  2,973
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                    (26)
                                     -----------------
Net assets                           $          79,867
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
                                     $          79,867                9,755       $            8.19
                                     =================     =================      =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $               -
                                                                                  -----------------
Net investment income (loss)                                                                      -
                                                                                  -----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        132
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          9,331
                                                                                  -----------------
Net gain (loss)                                                                               9,463
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $           9,463
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -   $                -
Net realized gain (loss)                                                   132                    1
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                     9,331                   41
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                        9,463                   42
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                70,158                1,605
Cost of units redeemed                                                     (75)                   -
Account charges                                                         (1,184)                (142)
                                                            ------------------   ------------------
Increase (decrease)                                                     68,899                1,463
                                                            ------------------   ------------------
Net increase (decrease)                                                 78,362                1,505
Net assets, beginning                                                    1,505                    -
                                                            ------------------   ------------------
Net assets, ending                                          $           79,867   $            1,505
                                                            ==================   ==================
Units sold                                                               9,693                  454
Units redeemed                                                            (175)                (217)
                                                            ------------------   ------------------
Net increase (decrease)                                                  9,518                  237
Units outstanding, beginning                                               237                    -
                                                            ------------------   ------------------
Units outstanding, ending                                                9,755                  237
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $           71,763
Cost of units redeemed/account charges                                                       (1,401)
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                        133
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          9,372
                                                                                 ------------------
                                                                                 $           79,867
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2009

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.19           10     $       80            N/A          28.7%
12/31/2009        6.36            0              2            N/A          27.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
           Neuberger Berman AMT Regency Portfolio I Class - 641222708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $         606,267     $         591,577                 39,470
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                   (412)
                                     -----------------
Net assets                           $         605,855
                                     =================

                                                                       Units           Accumulation
                                           Net Assets            Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
                                     $         605,855                58,589      $           10.34
                                     =================     =================      =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $          3,993
                                                                                  -----------------
Net investment income (loss)                                                                  3,993
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (13,970)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        126,610
                                                                                  -----------------
Net gain (loss)                                                                             112,640
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $         116,633
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            3,993   $            7,151
Net realized gain (loss)                                               (13,970)             (38,639)
Realized gain distributions                                                  -                6,032
Net change in unrealized appreciation (depreciation)                   126,610              179,113
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      116,633              153,657
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               130,933               43,683
Cost of units redeemed                                                 (49,282)             (78,894)
Account charges                                                        (29,098)             (25,194)
                                                            ------------------   ------------------
Increase (decrease)                                                     52,553              (60,405)
                                                            ------------------   ------------------
Net increase (decrease)                                                169,186               93,252
Net assets, beginning                                                  436,669              343,417
                                                            ------------------   ------------------
Net assets, ending                                          $          605,855   $          436,669
                                                            ==================   ==================
Units sold                                                              14,122                7,228
Units redeemed                                                          (8,818)             (15,360)
                                                            ------------------   ------------------
Net increase (decrease)                                                  5,304               (8,132)
Units outstanding, beginning                                            53,285               61,417
                                                            ------------------   ------------------
Units outstanding, ending                                   $           58,589   $           53,285
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        2,748,943
Cost of units redeemed/account charges                                                   (2,424,412)
Net investment income (loss)                                                                 26,417
Net realized gain (loss)                                                                     92,622
Realized gain distributions                                                                 147,595
Net change in unrealized appreciation (depreciation)                                         14,690
                                                                                 ------------------
                                                                                 $          605,855
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    10.34           59     $      606            N/A          26.2%
12/31/2009        8.20           53            437            N/A          46.6%
12/31/2008        5.59           61            343            N/A         -45.8%
12/31/2007       10.32           72            748            N/A           3.3%
12/31/2006        9.99          123          1,233            N/A          11.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.8%
2009                 1.8%
2008                 1.2%
2007                 0.3%
2006                 0.4%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
       Neuberger Berman AMT Small Cap Growth Portfolio S Class - 641222880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $         259,585     $         273,320                 21,173
Receivables: investments sold                    4,201     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $         263,786
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
                                     $         263,786                38,661      $            6.82
                                     =================     =================      =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $               -
                                                                                  -----------------
Net investment income (loss)                                                                      -
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (5,984)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         48,147
                                                                                  -----------------
Net gain (loss)                                                                              42,163
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $          42,163
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -   $                -
Net realized gain (loss)                                                (5,984)             (43,486)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    48,147               88,995
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       42,163               45,509
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                                19,091               23,747
Cost of units redeemed                                                  (8,798)             (78,854)
Account charges                                                         (6,773)             (11,138)
                                                            ------------------   ------------------
Increase (decrease)                                                      3,520              (66,245)
                                                            ------------------   ------------------
Net increase (decrease)                                                 45,683              (20,736)
Net assets, beginning                                                  218,103              238,839
                                                            ------------------   ------------------
Net assets, ending                                          $          263,786   $          218,103
                                                            ==================   ==================
Units sold                                                               4,002                5,511
Units redeemed                                                          (3,575)             (18,674)
                                                            ------------------   ------------------
Net increase (decrease)                                                    427              (13,163)
Units outstanding, beginning                                            38,234               51,397
                                                            ------------------   ------------------
Units outstanding, ending                                               38,661               38,234
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $          897,313
Cost of units redeemed/account charges                                                     (630,976)
Net investment income (loss)                                                                      -
Net realized gain (loss)                                                                    (16,878)
Realized gain distributions                                                                  28,062
Net change in unrealized appreciation (depreciation)                                        (13,735)
                                                                                 ------------------
                                                                                 $          263,786
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.82           39     $      264             N/A         19.6%
12/31/2009        5.70           38            218             N/A         22.8%
12/31/2008        4.65           51            239             N/A        -39.5%
12/31/2007        7.68           49            376             N/A          0.5%
12/31/2006        7.64           59            453             N/A          5.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.0%
2008                 0.0%
2007                 0.0%
2006                 0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
       Neuberger Berman Short Duration Bond Portfolio I Class - 007575301

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $         322,383     $         320,629                 28,784
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $         322,383
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
                                     $         322,383                55,372      $            5.82
                                     =================     =================      =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $          14,917
                                                                                  -----------------
Net investment income (loss)                                                                 14,917
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (12,619)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                         12,478
                                                                                  -----------------
Net gain (loss)                                                                                (141)
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $          14,776
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           14,917   $           22,381
Net realized gain (loss)                                               (12,619)              (8,198)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                    12,478               20,897
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                       14,776               35,080
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                               150,718              139,268
Cost of units redeemed                                                (122,864)             (70,978)
Account charges                                                        (12,027)             (13,669)
                                                            ------------------   ------------------
Increase (decrease)                                                     15,827               54,621
                                                            ------------------   ------------------
Net increase (decrease)                                                 30,603               89,701
Net assets, beginning                                                  291,780              202,079
                                                            ------------------   ------------------
Net assets, ending                                          $          322,383   $          291,780
                                                            ==================   ==================
Units sold                                                              26,154               27,710
Units redeemed                                                         (23,546)             (16,359)
                                                            ------------------   ------------------
Net increase (decrease)                                                  2,608               11,351
Units outstanding, beginning                                            52,764               41,413
                                                            ------------------   ------------------
Units outstanding, ending                                               55,372               52,764
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $        7,077,264
Cost of units redeemed/account charges                                                   (6,914,105)
Net investment income (loss)                                                                308,624
Net realized gain (loss)                                                                   (151,154)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                          1,754
                                                                                 ------------------
                                                                                 $          322,383
                                                                                 ==================

* Date of Fund Inception into Variable Account: 5/1/2003

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.82           55     $      322            N/A           5.3%
12/31/2009        5.53           53            292            N/A          13.3%
12/31/2008        4.88           41            202            N/A         -13.4%
12/31/2007        5.64          586          3,305            N/A           4.8%
12/31/2006        5.38          627          3,373            N/A           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 4.9%
2009                 9.1%
2008                 1.5%
2007                 2.7%
2006                 3.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
             OneAmerica Asset Director Portfolio O Class - 682444872

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $       7,937,387     $       7,461,026                454,708
Receivables: investments sold                       50     =================      =================
Payables: investments purchased                      -
                                     -----------------
Net assets                           $       7,937,437
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
                                     $       7,937,437               681,651      $           11.64
                                     =================     =================      =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                   $         159,318
                                                                                  -----------------
Net investment income (loss)                                                                159,318
                                                                                  -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    (80,574)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                        777,234
                                                                                  -----------------
Net gain (loss)                                                                             696,660
                                                                                  -----------------
Increase (decrease) in net assets from operations                                 $         855,978
                                                                                  =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          159,318   $          183,235
Net realized gain (loss)                                               (80,574)            (652,313)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                   777,234            2,129,080
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      855,978            1,660,002
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                             3,462,540            2,414,767
Cost of units redeemed                                              (3,577,747)          (2,952,819)
Account charges                                                       (385,138)            (423,476)
                                                            ------------------   ------------------
Increase (decrease)                                                   (500,345)            (961,528)
                                                            ------------------   ------------------
Net increase (decrease)                                                355,633              698,474
Net assets, beginning                                                7,581,804            6,883,330
                                                            ------------------   ------------------
Net assets, ending                                          $        7,937,437   $        7,581,804
                                                            ==================   ==================
Units sold                                                             327,640              327,046
Units redeemed                                                        (374,069)            (433,163)
                                                            ------------------   ------------------
Net increase (decrease)                                                (46,429)            (106,117)
Units outstanding, beginning                                           728,080              834,197
                                                            ------------------   ------------------
Units outstanding, ending                                              681,651              728,080
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $       21,876,530
Cost of units redeemed/account charges                                                  (17,960,462)
Net investment income (loss)                                                              1,601,822
Net realized gain (loss)                                                                    404,907
Realized gain distributions                                                               1,538,279
Net change in unrealized appreciation (depreciation)                                        476,361
                                                                                 ------------------
                                                                                 $        7,937,437
                                                                                 ==================

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    11.64          682     $    7,937            N/A          11.8%
12/31/2009       10.41          728          7,582            N/A          26.2%
12/31/2008        8.25          834          6,883            N/A         -25.4%
12/31/2007       11.07          902          9,980            N/A           5.1%
12/31/2006       10.53          945          9,948            N/A          10.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 2.1%
2009                 2.5%
2008                 3.3%
2007                 2.5%
2006                 2.4%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
         OneAmerica Investment Grade Bond Portfolio O Class - 682444880

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $       5,763,122     $       5,611,792                509,289
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                 (3,199)
                                     -----------------
Net assets                           $       5,759,923
                                     =================

                                                                        Units          Accumulation
                                            Net Assets            Outstanding            Unit Value
                                     -----------------     ------------------     -----------------
                                     $       5,759,923                566,807     $           10.16
                                     =================     ==================     =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $         229,894
                                                                                 -----------------
Net investment income (loss)                                                               229,894
                                                                                 -----------------
Gain (loss) on investments:
Net realized gain (loss)                                                                    27,995
Realized gain distributions                                                                 75,533
Net change in unrealized appreciation (depreciation)                                        58,792
                                                                                 -----------------
Net gain (loss)                                                                            162,320
                                                                                 -----------------
Increase (decrease) in net assets from operations                                $         392,214
                                                                                 =================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          229,894   $          263,426
Net realized gain (loss)                                                27,995              (27,335)
Realized gain distributions                                             75,533               32,017
Net change in unrealized appreciation (depreciation)                    58,792              501,628
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                      392,214              769,736
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                             1,377,345            1,104,399
Cost of units redeemed                                              (1,178,825)          (1,417,293)
Account charges                                                       (317,442)            (328,074)
                                                            ------------------   ------------------
Increase (decrease)                                                   (118,922)            (640,968)
                                                            ------------------   ------------------
Net increase (decrease)                                                273,292              128,768
Net assets, beginning                                                5,486,631            5,357,863
                                                            ------------------   ------------------
Net assets, ending                                          $        5,759,923   $        5,486,631
                                                            ==================   ==================
Units sold                                                             142,691              126,324
Units redeemed                                                        (155,041)            (200,357)
                                                            ------------------   ------------------
Net increase (decrease)                                                (12,350)             (74,033)
Units outstanding, beginning                                           579,157              653,190
                                                            ------------------   ------------------
Units outstanding, ending                                              566,807              579,157
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $       15,354,202
Cost of units redeemed/account charges                                                  (11,804,413)
Net investment income (loss)                                                              1,918,050
Net realized gain (loss)                                                                     30,707
Realized gain distributions                                                                 110,047
Net change in unrealized appreciation (depreciation)                                        151,330
                                                                                 ------------------
                                                                                 $        5,759,923
                                                                                 ==================

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    10.16          567     $    5,760            N/A           7.3%
12/31/2009        9.47          579          5,487            N/A          15.5%
12/31/2008        8.20          653          5,358            N/A          -1.0%
12/31/2007        8.28          666          5,518            N/A           6.4%
12/31/2006        7.78          517          4,027            N/A           3.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 4.1%
2009                 4.9%
2008                 5.4%
2007                 5.5%
2006                 5.1%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
              OneAmerica Money Market Portfolio O Class - 682444807

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $       4,958,182     $       4,958,182              4,958,182
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                   (690)
                                     -----------------
Net assets                           $       4,957,492
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
                                     $       4,957,492             3,532,107      $            1.40
                                     =================     =================      =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              352
                                                                                 ------------------
Net investment income (loss)                                                                    352
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                 ------------------
Net gain (loss)                                                                                   -
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $              352
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              352   $            6,667
Net realized gain (loss)                                                     -                    -
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                         -                    -
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                          352                6,667
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                            33,249,476           16,649,328
Cost of units redeemed                                             (34,521,997)         (16,267,440)
Account charges                                                       (366,238)            (431,360)
                                                            ------------------   ------------------
Increase (decrease)                                                 (1,638,759)             (49,472)
                                                            ------------------   ------------------
Net increase (decrease)                                             (1,638,407)             (42,805)
Net assets, beginning                                                6,595,899            6,638,704
                                                            ------------------   ------------------
Net assets, ending                                          $        4,957,492   $        6,595,899
                                                            ==================   ==================
Units sold                                                          23,702,806           11,952,241
Units redeemed                                                     (24,870,474)         (11,987,238)
                                                            ------------------   ------------------
Net increase (decrease)                                             (1,167,668)             (34,997)
Units outstanding, beginning                                         4,699,775            4,734,772
                                                            ------------------   ------------------
Units outstanding, ending                                            3,532,107            4,699,775
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $      110,060,184
Cost of units redeemed/account charges                                                 (105,862,283)
Net investment income (loss)                                                                759,591
Net realized gain (loss)                                                                          -
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                              -
                                                                                 ------------------
                                                                                 $        4,957,492
                                                                                 ==================

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $1.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     1.40        3,532     $    4,957            N/A           0.0%
12/31/2009        1.40        4,700          6,596            N/A           0.1%
12/31/2008        1.40        4,735          6,638            N/A           2.2%
12/31/2007        1.37        3,114          4,274            N/A           4.6%
12/31/2006        1.31        3,350          4,387            N/A           4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 0.0%
2009                 0.1%
2008                 2.0%
2007                 4.7%
2006                 4.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                 OneAmerica Value Portfolio O Class - 682444708

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of            Mutual Fund
                                              at Value           Investments                 Shares
                                     -----------------     -----------------      -----------------
Investments                          $       9,218,524     $      10,213,591                452,354
Receivables: investments sold                        -     =================      =================
Payables: investments purchased                 (3,516)
                                     -----------------
Net assets                           $       9,215,008
                                     =================

                                                                       Units           Accumulation
                                            Net Assets           Outstanding             Unit Value
                                     -----------------     -----------------      -----------------
                                     $       9,215,008               835,173      $           11.03
                                     =================     =================      =================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $          129,103
                                                                                 ------------------
Net investment income (loss)                                                                129,103
                                                                                 ------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                   (349,818)
Realized gain distributions                                                                       -
Net change in unrealized appreciation (depreciation)                                      1,319,693
                                                                                 ------------------
Net gain (loss)                                                                             969,875
                                                                                 ------------------
Increase (decrease) in net assets from operations                                $        1,098,978
                                                                                 ==================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended         Period ended
                                                            December 31, 2010*   December 31, 2009*
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          129,103   $          132,904
Net realized gain (loss)                                              (349,818)            (565,002)
Realized gain distributions                                                  -                    -
Net change in unrealized appreciation (depreciation)                 1,319,693            2,523,168
                                                            ------------------   ------------------
Increase (decrease) in net assets from operations                    1,098,978            2,091,070
                                                            ------------------   ------------------
Contract owner transactions:
Proceeds from units sold                                             4,699,848            2,453,771
Cost of units redeemed                                              (4,783,755)          (2,523,465)
Account charges                                                       (488,600)            (514,686)
                                                            ------------------   ------------------
Increase (decrease)                                                   (572,507)            (584,380)
                                                            ------------------   ------------------
Net increase (decrease)                                                526,471            1,506,690
Net assets, beginning                                                8,688,537            7,181,847
                                                            ------------------   ------------------
Net assets, ending                                          $        9,215,008   $        8,688,537
                                                            ==================   ==================
Units sold                                                             480,924              291,475
Units redeemed                                                        (539,836)            (360,432)
                                                            ------------------   ------------------
Net increase (decrease)                                                (58,912)             (68,957)
Units outstanding, beginning                                           894,085              963,042
                                                            ------------------   ------------------
Units outstanding, ending                                              835,173              894,085
                                                            ==================   ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                         $       26,149,225
Cost of units redeemed/account charges                                                  (20,452,975)
Net investment income (loss)                                                              1,188,700
Net realized gain (loss)                                                                    409,695
Realized gain distributions                                                               2,915,430
Net change in unrealized appreciation (depreciation)                                       (995,067)
                                                                                 ------------------
                                                                                 $        9,215,008
                                                                                 ==================

* Date of Fund Inception into Variable Account:  4/30/1998

Unit value on date of inception:  $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    11.03          835     $    9,215            N/A          13.5%
12/31/2009        9.72          894          8,689            N/A          30.3%
12/31/2008        7.46          963          7,182            N/A         -36.9%
12/31/2007       11.83        1,053         12,454            N/A           3.6%
12/31/2006       11.42        1,044         11,921            N/A          13.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010                 1.4%
2009                 1.7%
2008                 2.2%
2007                 1.6%
2006                 1.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                Pioneer Emerging Markets VCT I Class - 724027867

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,094,296    $          916,333                   34,717
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,413)
                                    ------------------
Net assets                          $        1,092,883
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,092,883               241,118     $               4.53
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              4,667
                                                                                 --------------------
Net investment income (loss)                                                                    4,667
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (39,702)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          178,532
                                                                                 --------------------
Net gain (loss)                                                                               138,830
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            143,497
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            4,667     $            8,318
Net realized gain (loss)                                               (39,702)               (27,348)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   178,532                398,118
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      143,497                379,088
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               220,852                307,413
Cost of units redeemed                                                (169,333)               (76,357)
Account charges                                                        (72,708)               (63,040)
                                                            ------------------     ------------------
Increase (decrease)                                                    (21,189)               168,016
                                                            ------------------     ------------------
Net increase (decrease)                                                122,308                547,104
Net assets, beginning                                                  970,575                423,471
                                                            ------------------     ------------------
Net assets, ending                                          $        1,092,883     $          970,575
                                                            ==================     ==================
Units sold                                                              56,302                109,314
Units redeemed                                                         (63,354)               (50,247)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (7,052)                59,067
Units outstanding, beginning                                           248,170                189,103
                                                            ------------------     ------------------
Units outstanding, ending                                              241,118                248,170
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,417,798
Cost of units redeemed/account charges                                                       (435,992)
Net investment income (loss)                                                                   12,985
Net realized gain (loss)                                                                      (79,871)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          177,963
                                                                                        -------------
                                                                                        $   1,092,883
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.53          241     $    1,093            N/A          15.9%
12/31/2009        3.91          248            971            N/A          74.6%
12/31/2008        2.24          189            423            N/A         -55.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010              0.5%
2009              1.2%
2008              0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
            Pioneer Equity Income VCT Portfolio II Class - 724027826

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $            1,224    $            1,131                       62
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $            1,224
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $            1,224                   167     $               7.34
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 12
                                                                                 --------------------
Net investment income (loss)                                                                       12
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            6
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               92
                                                                                 --------------------
Net gain (loss)                                                                                    98
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $                110
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               12     $                -
Net realized gain (loss)                                                     6                      -
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                        92                      1
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                          110                      1
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 1,042                    150
Cost of units redeemed                                                       -                      -
Account charges                                                            (74)                    (5)
                                                            ------------------     ------------------
Increase (decrease)                                                        968                    145
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,078                    146
Net assets, beginning                                                      146                      -
                                                            ------------------     ------------------
Net assets, ending                                          $            1,224     $              146
                                                            ==================     ==================
Units sold                                                                 154                     24
Units redeemed                                                             (11)                     -
                                                            ------------------     ------------------
Net increase (decrease)                                                    143                     24
Units outstanding, beginning                                                24                      -
                                                            ------------------     ------------------
Units outstanding, ending                                                  167                     24
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $       1,192
Cost of units redeemed/account charges                                                            (79)
Net investment income (loss)                                                                       12
Net realized gain (loss)                                                                            6
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                               93
                                                                                        -------------
                                                                                        $       1,224
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.34            0     $        1            N/A          19.2%
12/31/2009        6.16            0              0            N/A          23.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.8%
2009               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Life Unit Trust
         Pioneer Fund Growth Opportunities VCT I Class - 724027230

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,707,394    $        1,669,626                   74,202
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (252)
                                    ------------------
Net assets                          $        1,707,142
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,707,142               200,610     $               8.51
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (37,292)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          329,308
                                                                                 --------------------
Net gain (loss)                                                                               292,016
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            292,016
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                               (37,292)              (133,794)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   329,308                657,250
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      292,016                523,456
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               157,084                163,256
Cost of units redeemed                                                (225,135)              (277,782)
Account charges                                                        (94,153)               (93,615)
                                                            ------------------     ------------------
Increase (decrease)                                                   (162,204)              (208,141)
                                                            ------------------     ------------------
Net increase (decrease)                                                129,812                315,315
Net assets, beginning                                                1,577,330              1,262,015
                                                            ------------------     ------------------
Net assets, ending                                          $        1,707,142     $        1,577,330
                                                            ==================     ==================
Units sold                                                              22,372                 29,328
Units redeemed                                                         (44,595)               (64,231)
                                                            ------------------     ------------------
Net increase (decrease)                                                (22,223)               (34,903)
Units outstanding, beginning                                           222,833                257,736
                                                            ------------------     ------------------
Units outstanding, ending                                              200,610                222,833
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,008,089
Cost of units redeemed/account charges                                                     (4,072,290)
Net investment income (loss)                                                                   79,300
Net realized gain (loss)                                                                      181,844
Realized gain distributions                                                                   472,431
Net change in unrealized appreciation (depreciation)                                           37,768
                                                                                        -------------
                                                                                        $   1,707,142
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.51          201     $    1,707            N/A          20.2%
12/31/2009        7.08          223          1,577            N/A          44.6%
12/31/2008        4.90          258          1,262            N/A         -35.5%
12/31/2007        7.59          271          2,058            N/A          -3.9%
12/31/2006        7.89          296          2,339            N/A           5.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.0%
2006               0.0%

The accompanying notes are an integral part of the financial statements

               AUL American Individual Variable Life Unit Trust
                Pioneer Fund VCT Portfolio I Class - 724027875

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,262,849    $        5,150,335                  234,634
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (6,480)
                                    ------------------
Net assets                          $        5,256,369
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        5,256,369             1,067,288     $               4.92
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             65,360
                                                                                 --------------------
Net investment income (loss)                                                                   65,360
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (138,462)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          800,076
                                                                                 --------------------
Net gain (loss)                                                                               661,614
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            726,974
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           65,360     $           67,732
Net realized gain (loss)                                              (138,462)              (114,391)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   800,076                969,355
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      726,974                922,696
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,460,815              1,657,817
Cost of units redeemed                                              (1,245,148)              (687,014)
Account charges                                                       (327,321)              (297,484)
                                                            ------------------     ------------------
Increase (decrease)                                                   (111,654)               673,319
                                                            ------------------     ------------------
Net increase (decrease)                                                615,320              1,596,015
Net assets, beginning                                                4,641,049              3,045,034
                                                            ------------------     ------------------
Net assets, ending                                          $        5,256,369     $        4,641,049
                                                            ==================     ==================
Units sold                                                             341,759                476,265
Units redeemed                                                        (367,843)              (281,039)
                                                            ------------------     ------------------
Net increase (decrease)                                                (26,084)               195,226
Units outstanding, beginning                                         1,093,372                898,146
                                                            ------------------     ------------------
Units outstanding, ending                                            1,067,288              1,093,372
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   9,348,005
Cost of units redeemed/account charges                                                     (4,287,732)
Net investment income (loss)                                                                  265,223
Net realized gain (loss)                                                                     (315,768)
Realized gain distributions                                                                   134,127
Net change in unrealized appreciation (depreciation)                                          112,514
                                                                                        -------------
                                                                                        $   5,256,369
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/30/1999

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.92        1,067      $   5,256            N/A          16.0%
12/31/2009        4.24        1,093          4,641            N/A          25.2%
12/31/2008        3.39          898          3,045            N/A         -34.3%
12/31/2007        5.16          666          3,438            N/A           5.0%
12/31/2006        4.91          149            733            N/A          16.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.8%
2008               2.1%
2007               1.3%
2006               1.3%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
            Royce Capital Fund Small Cap Investor Class - 78080T105

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $           42,955    $           36,359                    4,110
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $           42,955
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $           42,955                 7,436     $               5.78
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                 45
                                                                                 --------------------
Net investment income (loss)                                                                       45
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,787
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                            2,991
                                                                                 --------------------
Net gain (loss)                                                                                 6,778
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $              6,823
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $               45     $                -
Net realized gain (loss)                                                 3,787                    730
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                     2,991                  4,081
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                        6,823                  4,811
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                26,724                 33,076
Cost of units redeemed                                                 (15,925)               (15,840)
Account charges                                                         (2,451)                (1,109)
                                                            ------------------     ------------------
Increase (decrease)                                                      8,348                 16,127
                                                            ------------------     ------------------
Net increase (decrease)                                                 15,171                 20,938
Net assets, beginning                                                   27,784                  6,846
                                                            ------------------     ------------------
Net assets, ending                                          $           42,955     $           27,784
                                                            ==================     ==================
Units sold                                                               5,236                  8,190
Units redeemed                                                          (3,597)                (4,324)
                                                            ------------------     ------------------
Net increase (decrease)                                                  1,639                  3,866
Units outstanding, beginning                                             5,797                  1,931
                                                            ------------------     ------------------
Units outstanding, ending                                                7,436                  5,797
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $      67,030
Cost of units redeemed/account charges                                                        (35,426)
Net investment income (loss)                                                                       61
Net realized gain (loss)                                                                        4,492
Realized gain distributions                                                                       202
Net change in unrealized appreciation (depreciation)                                            6,596
                                                                                        -------------
                                                                                        $      42,955
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     5.78           7      $       43            N/A          20.5%
12/31/2009        4.79           6              28            N/A          35.2%
12/31/2008        3.54           2               7            N/A         -29.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.1%
2009               0.0%
2008               0.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
              T. Rowe Price Blue Chip Growth Portfolio - 77954T506

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,796,297    $        1,290,613                  160,097
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (2,539)
                                    ------------------
Net assets                          $        1,793,758
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,793,758               268,234     $               6.69
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       26,691
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          225,929
                                                                                 --------------------
Net gain (loss)                                                                               252,620
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            252,620
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                26,691                (17,177)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   225,929                322,056
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      252,620                304,879
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               789,504              1,559,897
Cost of units redeemed                                                (745,313)              (281,007)
Account charges                                                       (109,504)               (59,883)
                                                            ------------------     ------------------
Increase (decrease)                                                    (65,313)             1,219,007
                                                            ------------------     ------------------
Net increase (decrease)                                                187,307              1,523,886
Net assets, beginning                                                1,606,451                 82,565
                                                            ------------------     ------------------
Net assets, ending                                          $        1,793,758     $        1,606,451
                                                            ==================     ==================
Units sold                                                             136,461                323,572
Units redeemed                                                        (147,825)               (64,406)
                                                            ------------------     ------------------
Net increase (decrease)                                                (11,364)               259,166
Units outstanding, beginning                                           279,598                 20,432
                                                            ------------------     ------------------
Units outstanding, ending                                              268,234                279,598
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,809,932
Cost of units redeemed/account charges                                                     (1,530,450)
Net investment income (loss)                                                                    1,140
Net realized gain (loss)                                                                        7,452
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          505,684
                                                                                        -------------
                                                                                        $   1,793,758
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.69          268       $  1,794            N/A          16.4%
12/31/2009        5.75          280          1,606            N/A          42.2%
12/31/2008        4.04           20             83            N/A         -42.5%
12/31/2007        7.03           15            103            N/A          12.7%
12/31/2006        6.23           32            202            N/A           9.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.1%
2007               0.3%
2006               0.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
               T. Rowe Price Equity Income Portfolio - 77954T100

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        6,159,564    $        6,798,034                  309,215
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,626)
                                    ------------------
Net assets                          $        6,157,938
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        6,157,938               696,756     $               8.84
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            108,943
                                                                                 --------------------
Net investment income (loss)                                                                  108,943
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (149,330)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          850,951
                                                                                 --------------------
Net gain (loss)                                                                               701,621
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            810,564
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          108,943     $          101,066
Net realized gain (loss)                                              (149,330)              (365,010)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   850,951              1,474,571
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      810,564              1,210,627
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               803,008                717,124
Cost of units redeemed                                                (777,188)              (854,639)
Account charges                                                       (392,993)              (392,025)
                                                            ------------------     ------------------
Increase (decrease)                                                   (367,173)              (529,540)
                                                            ------------------     ------------------
Net increase (decrease)                                                443,391                681,087
Net assets, beginning                                                5,714,547              5,033,460
                                                            ------------------     ------------------
Net assets, ending                                          $        6,157,938     $        5,714,547
                                                            ==================     ==================
Units sold                                                             103,137                121,464
Units redeemed                                                        (150,086)              (200,535)
                                                            ------------------     ------------------
Net increase (decrease)                                                (46,949)               (79,071)
Units outstanding, beginning                                           743,705                822,776
                                                            ------------------     ------------------
Units outstanding, ending                                              696,756                743,705
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  17,196,234
Cost of units redeemed/account charges                                                    (13,613,680)
Net investment income (loss)                                                                1,266,243
Net realized gain (loss)                                                                      553,850
Realized gain distributions                                                                 1,393,761
Net change in unrealized appreciation (depreciation)                                         (638,470)
                                                                                        -------------
                                                                                        $   6,157,938
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/30/1998

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.84          697     $    6,158            N/A          15.0%
12/31/2009        7.68          744          5,715            N/A          25.6%
12/31/2008        6.12          823          5,033            N/A         -36.1%
12/31/2007        9.58          929          8,896            N/A           3.3%
12/31/2006        9.27        1,033          9,582            N/A          19.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.8%
2009               1.9%
2008               2.4%
2007               1.7%
2006               2.9%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
              T. Rowe Price Limited Term Bond Portfolio - 77954R104

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        5,270,529    $        5,159,898                1,043,669
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (4,949)
                                    ------------------
Net assets                          $        5,265,580
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        5,265,580               638,294     $               8.25
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $            134,635
                                                                                 --------------------
Net investment income (loss)                                                                  134,635
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       12,177
Realized gain distributions                                                                     9,837
Net change in unrealized appreciation (depreciation)                                           (4,495)
                                                                                 --------------------
Net gain (loss)                                                                                17,519
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            152,154
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $          134,635     $          171,837
Net realized gain (loss)                                                12,177                  4,345
Realized gain distributions                                              9,837                      -
Net change in unrealized appreciation (depreciation)                    (4,495)               215,366
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      152,154                391,548
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,023,441                912,913
Cost of units redeemed                                                (425,401)            (1,303,331)
Account charges                                                       (285,817)              (303,078)
                                                            ------------------     ------------------
Increase (decrease)                                                    312,223               (693,496)
                                                            ------------------     ------------------
Net increase (decrease)                                                464,377               (301,948)
Net assets, beginning                                                4,801,203              5,103,151
                                                            ------------------     ------------------
Net assets, ending                                          $        5,265,580     $        4,801,203
                                                            ==================     ==================
Units sold                                                             126,442                121,018
Units redeemed                                                         (88,191)              (211,692)
                                                            ------------------     ------------------
Net increase (decrease)                                                 38,251                (90,674)
Units outstanding, beginning                                           600,043                690,717
                                                            ------------------     ------------------
Units outstanding, ending                                              638,294                600,043
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $  11,153,238
Cost of units redeemed/account charges                                                     (6,813,337)
Net investment income (loss)                                                                  856,662
Net realized gain (loss)                                                                      (51,451)
Realized gain distributions                                                                     9,837
Net change in unrealized appreciation (depreciation)                                          110,631
                                                                                        -------------
                                                                                        $   5,265,580
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     8.25          638     $    5,266            N/A           3.1%
12/31/2009        8.00          600          4,801            N/A           8.3%
12/31/2008        7.39          691          5,103            N/A           1.6%
12/31/2007        7.28          313          2,279            N/A           5.5%
12/31/2006        6.90          302          2,083            N/A           4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.7%
2009               3.5%
2008               4.0%
2007               4.2%
2006               4.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
               T. Rowe Price Mid Cap Growth Portfolio - 77954T407

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,959,904    $        2,744,239                  120,370
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                   (122)
                                    ------------------
Net assets                          $        2,959,782
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,959,782               283,950     $              10.42
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                  -
                                                                                 --------------------
Net investment income (loss)                                                                        -
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       13,699
Realized gain distributions                                                                   148,957
Net change in unrealized appreciation (depreciation)                                          497,254
                                                                                 --------------------
Net gain (loss)                                                                               659,910
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            659,910
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $                -     $                -
Net realized gain (loss)                                                13,699                (85,475)
Realized gain distributions                                            148,957                  2,412
Net change in unrealized appreciation (depreciation)                   497,254                881,990
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      659,910                798,927
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               228,403                193,522
Cost of units redeemed                                                (231,408)              (316,765)
Account charges                                                       (130,793)              (126,923)
                                                            ------------------     ------------------
Increase (decrease)                                                   (133,798)              (250,166)
                                                            ------------------     ------------------
Net increase (decrease)                                                526,112                548,761
Net assets, beginning                                                2,433,670              1,884,909
                                                            ------------------     ------------------
Net assets, ending                                          $        2,959,782     $        2,433,670
                                                            ==================     ==================
Units sold                                                              27,455                 30,408
Units redeemed                                                         (42,625)               (68,713)
                                                            ------------------     ------------------
Net increase (decrease)                                                (15,170)               (38,305)
Units outstanding, beginning                                           299,120                337,425
                                                            ------------------     ------------------
Units outstanding, ending                                              283,950                299,120
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,511,037
Cost of units redeemed/account charges                                                     (4,608,793)
Net investment income (loss)                                                                    8,538
Net realized gain (loss)                                                                      620,924
Realized gain distributions                                                                 1,212,411
Net change in unrealized appreciation (depreciation)                                          215,665
                                                                                        -------------
                                                                                        $   2,959,782
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2000

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $    10.42          284     $    2,960            N/A          28.1%
12/31/2009        8.14          299          2,434            N/A          45.6%
12/31/2008        5.59          337          1,885            N/A         -39.8%
12/31/2007        9.27          366          3,395            N/A          17.5%
12/31/2006        7.89          396          3,122            N/A           6.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.0%
2009               0.0%
2008               0.0%
2007               0.2%
2006               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                Timothy Conservative Growth Variable - 887432714

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          414,015    $          435,196                   37,844
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                      -
                                    ------------------
Net assets                          $          414,015
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          414,015                64,701     $               6.40
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              5,497
                                                                                 --------------------
Net investment income (loss)                                                                    5,497
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (11,055)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           52,236
                                                                                 --------------------
Net gain (loss)                                                                                41,181
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             46,678
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            5,497     $            6,475
Net realized gain (loss)                                               (11,055)               (22,780)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    52,236                 90,328
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       46,678                 74,023
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                                 7,595                   (261)
Cost of units redeemed                                                 (28,507)               (10,606)
Account charges                                                        (13,348)               (12,742)
                                                            ------------------     ------------------
Increase (decrease)                                                    (34,260)               (23,609)
                                                            ------------------     ------------------
Net increase (decrease)                                                 12,418                 50,414
Net assets, beginning                                                  401,597                351,183
                                                            ------------------     ------------------
Net assets, ending                                          $          414,015     $          401,597
                                                            ==================     ==================
Units sold                                                               1,303                  2,010
Units redeemed                                                          (7,175)                (7,223)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (5,872)                (5,213)
Units outstanding, beginning                                            70,573                 75,786
                                                            ------------------     ------------------
Units outstanding, ending                                               64,701                 70,573
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     678,996
Cost of units redeemed/account charges                                                       (270,264)
Net investment income (loss)                                                                   27,568
Net realized gain (loss)                                                                      (44,434)
Realized gain distributions                                                                    43,330
Net change in unrealized appreciation (depreciation)                                          (21,181)
                                                                                        -------------
                                                                                        $     414,015
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.40           65     $      414            N/A          12.4%
12/31/2009        5.69           71            402            N/A          22.8%
12/31/2008        4.63           76            351            N/A         -28.5%
12/31/2007        6.48           65            424            N/A           8.8%
12/31/2006        5.96           34            204            N/A           9.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               1.3%
2009               1.7%
2008               2.6%
2007               0.0%
2006               3.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                 Timothy Strategic Growth Variable - 887432722

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          310,359    $          242,457                   32,842
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                     (7)
                                    ------------------
Net assets                          $          310,352
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          310,352                50,116     $               6.19
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $              2,209
                                                                                 --------------------
Net investment income (loss)                                                                    2,209
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                      (88,308)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          121,525
                                                                                 --------------------
Net gain (loss)                                                                                33,217
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             35,426
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $            2,209     $            2,388
Net realized gain (loss)                                               (88,308)               (31,593)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                   121,525                108,657
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       35,426                 79,452
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               276,877                187,785
Cost of units redeemed                                                (373,251)               (83,085)
Account charges                                                        (19,416)               (25,086)
                                                            ------------------     ------------------
Increase (decrease)                                                   (115,790)                79,614
                                                            ------------------     ------------------
Net increase (decrease)                                                (80,364)               159,066
Net assets, beginning                                                  390,716                231,650
                                                            ------------------     ------------------
Net assets, ending                                          $          310,352     $          390,716
                                                            ==================     ==================
Units sold                                                              50,431                 44,939
Units redeemed                                                         (73,104)               (28,028)
                                                            ------------------     ------------------
Net increase (decrease)                                                (22,673)                16,911
Units outstanding, beginning                                            72,789                 55,878
                                                            ------------------     ------------------
Units outstanding, ending                                               50,116                 72,789
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $     936,707
Cost of units redeemed/account charges                                                       (626,632)
Net investment income (loss)                                                                   10,293
Net realized gain (loss)                                                                     (124,109)
Realized gain distributions                                                                    46,191
Net change in unrealized appreciation (depreciation)                                           67,902
                                                                                        -------------
                                                                                        $     310,352
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.19           50     $      310            N/A          15.4%
12/31/2009        5.37           73            391            N/A          29.5%
12/31/2008        4.15           56            232            N/A         -39.6%
12/31/2007        6.86           38            263            N/A          10.1%
12/31/2006        6.23            9             59            N/A           9.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.6%
2009               0.8%
2008               1.8%
2007               0.0%
2006               3.1%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                    Vanguard VIF Diversified Value - 921925871

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,426,338    $        1,108,776                  115,680
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,904)
                                    ------------------
Net assets                          $        1,424,434
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,424,434               297,965     $               4.78
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             33,335
                                                                                 --------------------
Net investment income (loss)                                                                   33,335
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       21,291
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           66,139
                                                                                 --------------------
Net gain (loss)                                                                                87,430
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            120,765
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           33,335     $              487
Net realized gain (loss)                                                21,291                  6,850
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    66,139                251,423
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      120,765                258,760
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               223,409              1,184,299
Cost of units redeemed                                                (147,506)               (74,921)
Account charges                                                        (91,913)               (48,459)
                                                            ------------------     ------------------
Increase (decrease)                                                    (16,010)             1,060,919
                                                            ------------------     ------------------
Net increase (decrease)                                                104,755              1,319,679
Net assets, beginning                                                1,319,679                      -
                                                            ------------------     ------------------
Net assets, ending                                          $        1,424,434     $        1,319,679
                                                            ==================     ==================
Units sold                                                              51,907                334,753
Units redeemed                                                         (55,758)               (32,937)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (3,851)               301,816
Units outstanding, beginning                                           301,816                      -
                                                            ------------------     ------------------
Units outstanding, ending                                              297,965                301,816
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   1,407,708
Cost of units redeemed/account charges                                                       (362,799)
Net investment income (loss)                                                                   33,822
Net realized gain (loss)                                                                       28,141
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          317,562
                                                                                        -------------
                                                                                        $   1,424,434
                                                                                        =============

* Date of Fund Inception into Variable Account: 5/1/2008

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     4.78          298     $    1,424            N/A           9.3%
12/31/2009        4.37          302          1,320            N/A          27.1%
12/31/2008        3.44            0              0            N/A         -31.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               2.4%
2009               0.1%
2008               0.0%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                Vanguard VIF Mid Cap Index Portfolio - 921925855

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        2,146,854    $        1,869,965                  143,794
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,951)
                                    ------------------
Net assets                          $        2,144,903
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        2,144,903               292,529     $               7.33
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2010

Investment Income:
Dividend income                                                                  $             18,461
                                                                                 --------------------
Net investment income (loss)                                                                   18,461
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                     (150,425)
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                          571,368
                                                                                 --------------------
Net gain (loss)                                                                               420,943
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $            439,404
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           18,461     $           29,911
Net realized gain (loss)                                              (150,425)              (455,379)
Realized gain distributions                                                  -                 74,778
Net change in unrealized appreciation (depreciation)                   571,368                890,296
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                      439,404                539,606
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,378,651                778,232
Cost of units redeemed                                              (1,364,503)              (876,146)
Account charges                                                       (115,628)              (116,154)
                                                            ------------------     ------------------
Increase (decrease)                                                   (101,480)              (214,068)
                                                            ------------------     ------------------
Net increase (decrease)                                                337,924                325,538
Net assets, beginning                                                1,806,979              1,481,441
                                                            ------------------     ------------------
Net assets, ending                                          $        2,144,903     $        1,806,979
                                                            ==================     ==================
Units sold                                                             222,835                163,800
Units redeemed                                                        (239,266)              (210,402)
                                                            ------------------     ------------------
Net increase (decrease)                                                (16,431)               (46,602)
Units outstanding, beginning                                           308,960                355,562
                                                            ------------------     ------------------
Units outstanding, ending                                              292,529                308,960
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   5,348,242
Cost of units redeemed/account charges                                                     (3,402,121)
Net investment income (loss)                                                                   92,326
Net realized gain (loss)                                                                     (611,205)
Realized gain distributions                                                                   440,772
Net change in unrealized appreciation (depreciation)                                          276,889
                                                                                        -------------
                                                                                        $   2,144,903
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.33          293     $    2,145            N/A          25.4%
12/31/2009        5.85          309          1,807            N/A          40.4%
12/31/2008        4.17          356          1,481            N/A         -41.8%
12/31/2007        7.16          249          1,782            N/A           6.1%
12/31/2006        6.75          165          1,113            N/A          13.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.9%
2009               1.8%
2008               1.5%
2007               1.1%
2006               0.4%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
            Vanguard VIF Small Company Growth Portfolio - 921925889

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $          287,171    $          204,816                   16,242
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                    (62)
                                    ------------------
Net assets                          $          287,109
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $          287,109                37,953     $               7.56
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $                812
                                                                                 --------------------
Net investment income (loss)                                                                      812
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                        3,194
Realized gain distributions                                                                         -
Net change in unrealized appreciation (depreciation)                                           64,721
                                                                                 --------------------
Net gain (loss)                                                                                67,915
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             68,727
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $              812     $            1,743
Net realized gain (loss)                                                 3,194                (10,312)
Realized gain distributions                                                  -                      -
Net change in unrealized appreciation (depreciation)                    64,721                 68,541
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       68,727                 59,972
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                             1,190,615                464,817
Cost of units redeemed                                              (1,187,757)              (414,508)
Account charges                                                        (16,093)               (13,229)
                                                            ------------------     ------------------
Increase (decrease)                                                    (13,235)                37,080
                                                            ------------------     ------------------
Net increase (decrease)                                                 55,492                 97,052
Net assets, beginning                                                  231,617                134,565
                                                            ------------------     ------------------
Net assets, ending                                          $          287,109     $          231,617
                                                            ==================     ==================
Units sold                                                             193,368                 87,178
Units redeemed                                                        (195,765)               (79,501)
                                                            ------------------     ------------------
Net increase (decrease)                                                 (2,397)                 7,677
Units outstanding, beginning                                            40,350                 32,673
                                                            ------------------     ------------------
Units outstanding, ending                                               37,953                 40,350
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   3,289,804
Cost of units redeemed/account charges                                                     (2,925,259)
Net investment income (loss)                                                                   10,200
Net realized gain (loss)                                                                     (296,760)
Realized gain distributions                                                                   126,769
Net change in unrealized appreciation (depreciation)                                           82,355
                                                                                        -------------
                                                                                        $     287,109
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     7.56           38     $      287            N/A          31.8%
12/31/2009        5.74           40            232            N/A          39.4%
12/31/2008        4.12           33            135            N/A         -39.5%
12/31/2007        6.80          165          1,126            N/A           3.8%
12/31/2006        6.56           21            140            N/A          10.2%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               0.3%
2009               1.0%
2008               1.0%
2007               0.1%
2006               0.5%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
           Vanguard VIF Total Bond Market Index Portfolio - 921925202

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2010

                                           Investments               Cost of              Mutual Fund
                                              at Value           Investments                   Shares
                                    ------------------    ------------------     --------------------
Investments                         $        1,589,836    $        1,506,162                  131,827
Receivables: investments sold                        -    ==================     ====================
Payables: investments purchased                 (1,915)
                                    ------------------
Net assets                          $        1,587,921
                                    ==================

                                                                       Units             Accumulation
                                            Net Assets           Outstanding               Unit Value
                                    ------------------    ------------------     --------------------
                                    $        1,587,921               236,072     $               6.73
                                    ==================    ==================     ====================

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2010

Investment Income:
Dividend income                                                                  $             54,989
                                                                                 --------------------
Net investment income (loss)                                                                   54,989
                                                                                 --------------------
Gain (loss) on investments:
Net realized gain (loss)                                                                       12,229
Realized gain distributions                                                                     2,673
Net change in unrealized appreciation (depreciation)                                           24,444
                                                                                 --------------------
Net gain (loss)                                                                                39,346
                                                                                 --------------------
Increase (decrease) in net assets from operations                                $             94,335
                                                                                 ====================

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended           Period ended
                                                            December 31, 2010*     December 31, 2009*
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                $           54,989     $           16,857
Net realized gain (loss)                                                12,229                  2,967
Realized gain distributions                                              2,673                      -
Net change in unrealized appreciation (depreciation)                    24,444                 47,816
                                                            ------------------     ------------------
Increase (decrease) in net assets from operations                       94,335                 67,640
                                                            ------------------     ------------------
Contract owner transactions:
Proceeds from units sold                                               982,424              1,513,840
Cost of units redeemed                                                (893,459)              (410,492)
Account charges                                                        (85,356)               (54,705)
                                                            ------------------     ------------------
Increase (decrease)                                                      3,609              1,048,643
                                                            ------------------     ------------------
Net increase (decrease)                                                 97,944              1,116,283
Net assets, beginning                                                1,489,977                373,694
                                                            ------------------     ------------------
Net assets, ending                                          $        1,587,921     $        1,489,977
                                                            ==================     ==================
Units sold                                                             149,813                248,078
Units redeemed                                                        (149,650)               (74,851)
                                                            ------------------     ------------------
Net increase (decrease)                                                    163                173,227
Units outstanding, beginning                                           235,909                 62,682
                                                            ------------------     ------------------
Units outstanding, ending                                              236,072                235,909
                                                            ==================     ==================

--------------------------------------------------------------------------------
                   CUMULATIVE NET ASSETS AT DECEMBER 31, 2010
--------------------------------------------------------------------------------

Proceeds from units sold                                                                $   2,930,470
Cost of units redeemed/account charges                                                     (1,529,739)
Net investment income (loss)                                                                   83,479
Net realized gain (loss)                                                                       17,364
Realized gain distributions                                                                     2,673
Net change in unrealized appreciation (depreciation)                                           83,674
                                                                                        -------------
                                                                                        $   1,587,921
                                                                                        =============

* Date of Fund Inception into Variable Account: 4/29/2005

Unit value on date of inception: $5.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions. See Note 1 for additional information.

                              Units                  Expense as a
                        Outstanding     Net Assets   % of Average
            Unit Value       (000s)         (000s)     Net Assets   Total Return
            --------------------------------------------------------------------
12/31/2010  $     6.73          236     $    1,588            N/A           6.5%
12/31/2009        6.32          236          1,490            N/A           5.9%
12/31/2008        5.96           63            374            N/A           5.2%
12/31/2007        5.67           29            162            N/A           6.9%
12/31/2006        5.30           10             54            N/A           4.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from commencement date. A zero ratio indicates no gross income has been received during the year.

2010               3.6%
2009               1.8%
2008               3.3%
2007               2.2%
2006               1.9%

The accompanying notes are an integral part of the financial statements

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

MUTUAL FUND
-----------
The Alger Portfolios
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios, Inc.
Calvert Variable Series, Inc.
Columbia Funds Variable Insurance Trust
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Freedom Funds
Franklin Templeton Variable Insurance Products Trust
Invesco (formerly AIM) Variable Insurance Funds
Janus Aspen Series
Neuberger Berman Advisers Management Trust
OneAmerica Funds, Inc.
Pioneer Variable Contracts Trust
Royce Capital Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Fixed Income Series, Inc.
Timothy Plan Portfolio Variable Series
Vanguard Variable Insurance Fund

This annual report includes information related to investment subaccounts which are available for investment but for which there has been no investing or income and expense transactions through December 31, 2010 or for which investment income and expense transactions commenced or ended at various dates during 2010 and prior years.

For periods after offering of the subaccount but prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements and financial highlights presented as "unaudited".

Accumulation unit values and total returns for subaccounts with zero net assets at the period end represent amounts based on the performance of the underlying mutual fund for the respective period, less contractual expense rates.

ACCUMULATION UNITS AND UNIT VALUE CLASSES

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of investments is based on the closing Net Asset Value per share (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Please refer to the Fair Value disclosure in the financial statements of the underlying funds for more information on valuation policies. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Variable Account has the ability to access.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Variable Account subaccount's assets carried at fair value:

--------------------------------------------------------------------------
                                                          INVESTMENTS
             VALUATION INPUTS                            IN SECURITIES
--------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                   $136,569,228
--------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                       $0
--------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                           $0
--------------------------------------------------------------------------
TOTAL                                                     $136,569,228
--------------------------------------------------------------------------

The investments in each subaccount are all classified as Level 1.

For the year ended December 31, 2010, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc. ("the Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

Value               0.50%       Investment Grade Bond          0.50%
Money Market        0.40%       Asset Director                 0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Management of the Variable Account has reviewed all open tax years (2007-2010) and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represents the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.  ACCOUNT CHARGES

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2010 and December 31, 2009 were $8,120,025 and $8,202,468 respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying statement of changes in net assets. Account charge deductions by policy are described as follows:

MODIFIED SINGLE PREMIUM POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

2.  ACCOUNT CHARGES (CONTINUED)

FLEXIBLE PREMIUM ADJUSTABLE POLICY: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $10.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

AMERICAN ACCUMULATOR POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25.00 per month in the first year and $10.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) premium expense charge is 6% of each premium paid (5) in the event of a surrender in policy year 1, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next 9 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3.  INVESTMENT TRANSACTIONS

The proceeds from sales and cost of purchases of investments, excluding short term securities, for the year ended December 31, 2010, by each subaccount, are shown below:

FUND NAME                                                           SALES            PURCHASES
---------                                                           -----            ---------
Alger Large Cap Growth I-2 Class                                 $ 2,085,438        $ 1,373,514
Alger Small Cap Growth I-2 Class                                   1,020,571            716,091
Alliance Bernstein VPS International Growth A Class                    8,673              9,068
Alliance Bernstein VPS International Value A Class                   371,749            442,386
Alliance Bernstein VPS Small/Mid Cap Value A Class                   743,529            574,513
American Century VP Capital Appreciation I Class                          20                 10
American Century VP Income & Growth I Class                          393,354            326,516
American Century VP International Investor Class                   1,019,298            875,895
American Century VP Mid Cap Value Fund                                 6,652             12,571
American Century VP Ultra I Class                                     18,200             22,072
American Century VP Vista I Class                                    101,558            111,312
Calvert Social Mid Cap Growth A Class                                 75,808            126,971
Columbia Federal Securities Fund VS A Class                           12,753             14,170
Columbia Small Cap Value Fund VS A Class                             837,040            724,297
Dreyfus Investment Port Technology Growth Service Class               48,414             50,771
Dreyfus IP Small Cap Stock Investment Port Service Class                 747                893
Dreyfus Variable Investment Appreciation Service Class                16,291             28,662
Fidelity VIP Asset Manager Portfolio Initial Class                   762,273            577,894

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                           SALES            PURCHASES
---------                                                           -----            ---------
Fidelity VIP Equity Income Initial Class                         $   747,506        $   541,122
Fidelity VIP Freedom 2005 Portfolio Initial Class                         59                 98
Fidelity VIP Freedom 2010 Portfolio Initial Class                     15,456             22,378
Fidelity VIP Freedom 2015 Portfolio Initial Class                     57,834             92,245
Fidelity VIP Freedom 2020 Portfolio Initial Class                     77,387            119,957
Fidelity VIP Freedom 2025 Portfolio Initial Class                     50,184             66,176
Fidelity VIP Freedom 2030 Portfolio Initial Class                     45,707             69,760
Fidelity VIP Freedom Income Portfolio Initial Class                   43,644             24,163
Fidelity VIP Growth Initial Class                                  1,509,074          1,025,158
Fidelity VIP High Income Initial Class                               798,909            909,216
Fidelity VIP II ContraFund Initial Class                           4,125,628          3,041,393
Fidelity VIP Index 500 Initial Class                               3,906,391          3,098,409
Fidelity VIP Mid Cap Portfolio Service 2 Class                       552,610            427,210
Fidelity VIP Overseas Initial Class                                  810,354            687,838
Franklin Templeton Small Cap Value Securities                         94,214            152,204
Franklin Templeton VIP Founding Funds Allocation                      28,655             50,378
Franklin Templeton VIP Templeton Foreign Securities Fund             803,989            940,408
Templeton Global Income Securities                                   228,844            328,341
Invesco V.I. Dynamics Fund Investor Class                             51,034             47,400
Invesco V.I. Financial Services Fund Investor Class                   41,374             35,769
Invesco V.I. Global Health Care Fund Investor Class                  123,953            119,759
Invesco V.I. Global Real Estate Fund Series I Class                  847,369            732,275
Invesco V.I. High Yield Fund Series I Class                          851,388            892,474
Invesco V.I. International Growth Fund Series II Class               583,787            595,001
Invesco V.I. Utilities Fund Series I Class                           310,864            255,116
Janus Aspen Flexible Bond Portfolio Institutional Class            2,909,669          3,014,184
Janus Aspen Forty Portfolio Institutional Class                       27,148             37,834
Janus Aspen Overseas Service Class                                   111,183            148,669
Janus Aspen Perkins Mid Cap Value Portfolio Service Class              4,897              9,252
Janus Aspen Worldwide Portfolio Institutional Class                1,005,580            775,336
Neuberger Berman AMT Mid Cap Growth Portfolio S Class                 72,154            141,051
Neuberger Berman AMT Regency Portfolio I Class                       246,431            298,984
Neuberger Berman AMT Small Cap Growth Porto S Class                   52,231             55,752
Neuberger Berman Short Duration Bond Portfolio I Class               521,946            537,772
OneAmerica Asset Director Portfolio O Class                        2,253,009          1,752,695
OneAmerica Investment Grade Bond Portfolio O Class                 3,884,791          3,765,868
OneAmerica Value Portfolio O Class                                 3,474,692          2,902,186
Pioneer Equity Income VCT Portfolio II Class                           1,214              2,182

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3.  INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                           SALES            PURCHASES
---------                                                           -----            ---------
Pioneer Fund Growth Opportunities VCT I Class                    $   481,296        $   460,106
Pioneer Fund Growth Opportunities VCT I Class                        539,290            377,087
Pioneer Fund VCT Portfolio I Class                                 1,248,801          1,137,147
Royce Capital Fund Small Cap Investor Class                           53,666             62,016
T. Rowe Price Blue Chip Growth Portfolio                             436,148            370,835
T. Rowe Price Equity Income Portfolio                              1,684,990          1,317,818
T. Rowe Price Limited Term Bond Portfolio                          1,612,045          1,924,281
T. Rowe Price Mid Cap Growth Portfolio                               911,071            777,272
Timothy Conservative Growth Variable                                 109,115             74,855
Timothy Strategic Growth Variable                                    474,306            358,515
Vanguard VIF Diversified Value                                       409,752            393,741
Vanguard VIF Mid Cap Index Portfolio                                 830,335            728,855
Vanguard VIF Small Company Growth Portfolio                          189,020            175,782
Vanguard VIF Total Bond Market Index Portfolio                       841,337            844,945
                                                                 ------------------------------
TOTAL:                                                           $48,614,699        $42,706,874
                                                                 ==============================

4.  INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the risk of loss to be remote.

5.  NEW ACCOUNTING STANDARD

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. The Variable Account did not own any Level 3 investments at December 31, 2010; therefore additional disclosure was not required.
ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2010, 2009 AND 2008

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, of changes in shareholder's equity and comprehensive income, and of cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and its subsidiaries (the "Company") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
March 18, 2011

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                              2010        (in millions)         2009
-----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  Fixed maturities - available for sale, at fair value:
    (amortized cost: 2010 - $10,170.2; 2009 - $9,252.8)             $10,911.3                         $ 9,726.9
  Equity securities at fair value:
    (cost: 2010 - $58.5; 2009 - $89.8)                                   58.4                              93.5
  Mortgage loans                                                      1,537.8                           1,492.1
  Real estate, net                                                       50.3                              50.3
  Policy loans                                                          252.8                             244.2
  Short-term and other invested assets                                   28.7                              27.4
  Cash and cash equivalents                                             166.0                             207.8
-----------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                13,005.3                          11,842.2
Accrued investment income                                               140.8                             132.5
Reinsurance receivables                                               2,262.1                           2,156.3
Deferred acquisition costs                                              531.4                             560.6
Value of business acquired                                               69.1                              78.4
Property and equipment, net                                              51.5                              52.8
Insurance premiums in course of collection                               23.2                              22.9
Other assets                                                             91.1                              78.0
Assets held in separate accounts                                      8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                    $24,358.6                         $21,820.3
=================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                   $12,030.1                         $11,142.4
  Other policyholder funds                                            1,154.3                           1,152.7
  Pending policyholder claims                                           229.8                             207.4
  Surplus notes and notes payable                                       275.0                             275.0
  Federal income taxes                                                  272.7                             187.8
  Other liabilities and accrued expenses                                283.8                             261.3
  Deferred gain on indemnity reinsurance                                 53.9                              58.1
  Liabilities related to separate accounts                            8,184.1                           6,896.6
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                22,483.7                          20,181.3
=================================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                         -                                 -
  Retained earnings                                                   1,542.1                           1,420.2
  Accumulated other comprehensive income:
    Unrealized appreciation of securities, net of tax                   367.5                             244.1
    Benefit plans, net of tax                                           (34.7)                            (25.3)
-----------------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                        1,874.9                           1,639.0
-----------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $24,358.6                         $21,820.3
=================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                 Year ended December 31
                                                                         -------------------------------------
(in millions)                                                                2010          2009          2008
--------------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                            $  408.6      $  380.3      $  342.9
  Policy and contract charges                                               181.3         168.8         181.0
  Net investment income                                                     693.1         638.5         584.2
  Realized investment gains and (losses);
    Other-than-temporary impairments on fixed maturity securities               -         (12.2)        (24.2)
    Other-than-temporary impairments on fixed maturity securities
      transferred to other comprehensive income                                 -           0.1             -
    Other realized investment gains                                          36.3          23.0           3.6
  Other income                                                               26.6          18.2          22.4
--------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                                      1,345.9       1,216.7       1,109.9
==============================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                           412.7         358.0         369.0
  Interest expense on annuities and financial products                      328.6         314.2         265.7
  General operating expenses                                                214.5         210.8         194.8
  Commissions                                                                73.1          60.5          59.5
  Amortization                                                               91.8          81.3         117.6
  Dividends to policyholders                                                 27.7          26.6          29.1
  Interest expense on surplus notes and notes payable                        19.8          19.8          19.8
--------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                         1,168.2       1,071.2       1,055.5
==============================================================================================================
Income before income tax expense                                            177.7         145.5          54.4
Income tax expense                                                           55.8          42.8          14.9
--------------------------------------------------------------------------------------------------------------
      NET INCOME                                                         $  121.9      $  102.7      $   39.5
==============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                           ACCUMULATED OTHER
                                                                      COMPREHENSIVE INCOME (LOSS)
                                                                      ---------------------------
                                                                        UNREALIZED
                                                                       APPRECIATION/
                                                                      (DEPRECIATION)    BENEFIT
                                             COMMON      RETAINED     OF SECURITIES,     PLANS,
(in millions)                                STOCK       EARNINGS       NET OF TAX     NET OF TAX       TOTAL
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                    $-        $1,278.0        $  54.5         $(11.7)      $1,320.8
Comprehensive income:
  Net income                                    -            39.5              -              -           39.5
  Other comprehensive income (loss)             -               -         (288.3)         (29.7)        (318.0)
                                                                                                      ---------
Total comprehensive income (loss)                                                                       (278.5)
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                     -         1,317.5         (233.8)         (41.4)       1,042.3
Comprehensive income:
  Net income                                    -           102.7              -              -          102.7
  Other comprehensive income                    -               -          477.9           16.1          494.0
                                                                                                      ---------
Total comprehensive income                                                                               596.7
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2009                     -         1,420.2          244.1          (25.3)       1,639.0
Comprehensive income:
  Net income                                    -           121.9              -              -          121.9
  Other comprehensive income                    -               -          123.4           (9.4)         114.0
                                                                                                      ---------
Total comprehensive income                                                                               235.9
---------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2010                    $-        $1,542.1        $ 367.5         $(34.7)      $1,874.9
===============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                             Year ended December 31
                                                                    ----------------------------------------
(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                          $   121.9      $   102.7      $    39.5
Adjustments to reconcile net income to net cash:
   Amortization                                                          91.8           81.3          117.6
   Depreciation                                                          12.3           12.8           14.1
   Deferred taxes                                                        15.9            9.6           (5.9)
   Realized investment (gains) losses, net                              (36.3)         (10.9)          20.6
   Policy acquisition costs capitalized                                (117.5)         (93.9)         (86.3)
   Interest credited to deposit liabilities                             301.6          286.7          254.2
   Fees charged to deposit liabilities                                  (81.4)         (80.1)         (81.4)
   Amortization and accrual of investment income                        (11.0)          (5.2)          (7.3)
   Increase in insurance liabilities                                    170.6           22.8          139.8
   Increase in other assets                                            (124.3)         (77.3)        (117.6)
   Increase (decrease) in other liabilities                              (2.8)          23.0           16.8
------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                               340.8          271.5          304.1
============================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
 Purchases:
   Fixed maturities, available-for-sale                              (2,069.1)      (1,704.8)      (1,911.0)
   Equity securities                                                     (4.4)         (19.7)         (67.9)
   Mortgage loans                                                      (212.9)        (214.8)        (181.8)
   Real estate                                                           (4.9)          (1.6)          (3.1)
   Short-term and other invested assets                                 (66.2)         (36.7)          (5.8)
 Proceeds from sales, calls or maturities:
   Fixed maturities, available-for-sale                               1,191.9          856.5          798.3
   Equity securities                                                     42.1           30.8            2.4
   Mortgage loans                                                       168.3          139.5          156.7
   Real estate                                                            0.4              -            4.0
   Short-term and other invested assets                                  64.4           22.2            9.6
 Acquisition, net of cash acquired                                      (13.1)             -              -
------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                  (903.5)        (928.6)      (1,198.6)
============================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposits to insurance liabilities                                  2,637.1        2,517.0        3,039.8
   Withdrawals from insurance liabilities                            (2,107.6)      (1,883.5)      (2,047.7)
   Other                                                                 (8.6)         (10.0)          (8.9)
------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                               520.9          623.5          983.2
============================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                    (41.8)         (33.6)          88.7
============================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                             207.8          241.4          152.7
============================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                               $   166.0      $   207.8      $   241.4
============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

     OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
     (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
     Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), R.E. Moulton, Inc (Moulton) and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

     The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

     o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

     o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

     o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS

     Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains and losses". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement. The mortgage loan allowance is $1.5 million and $2.4 million at December 31, 2010 and 2009, respectively.

     Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $58.3 million and $55.6 million at December 31, 2010 and 2009, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.0 million and $2.8 million for 2010, 2009, and 2008, respectively.

     Policy loans are carried at their unpaid balance not to exceed cash surrender value of the related policies. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

     Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include
     1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. Beginning April 1, 2009, for fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. Equity securities and, prior to April 1, 2009, fixed maturity securities were considered impaired, and their cost basis was written down to fair value through earnings, when management did not expect to recover the amortized cost, or if the Company could not demonstrate its intent and ability to hold the investment to full recovery.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

     o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

     o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

     o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

     o For miscellaneous group life and health policies, over the premium rate guarantee period.

     For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

     A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2015 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

     Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income
     (Loss), Note 6-Deferred Policy Acquisition Cost, and Note 7-Valuation of Business Acquired. The valuation adjustment for certain products is limited based on the original capitalized amount.

     Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     PROPERTY AND EQUIPMENT

     Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $126.7 million and $118.8 million as of December 31, 2010 and 2009, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2010, 2009 and 2008 was $9.0 million, $9.8 million and $11.3 million, respectively.

     ASSETS HELD IN SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

     PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

     The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

     Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract.
     Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     REINSURANCE

     The Company reinsurers certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of operations. Refer to Note 11 - Reinsurance for further details.

     POLICYHOLDERS' DIVIDENDS

     Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

     CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

     The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives (refer to Note 15-Fair Value). The Company is no longer writing these benefits. The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits.

     The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,316.9 million and $1,255.5 million at December 31, 2010 and 2009, respectively.

                                                         AS OF DECEMBER 31,
                                                     -------------------------
(in millions)                                            2010            2009
------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                $1,316.9        $1,255.5
  Net amount at risk (1)                                 52.4           116.5
  GAAP reserve                                            1.0             1.1

Guaranteed Minimum Income Benefit
  Total account value                                $  283.8        $  289.7
  GAAP reserve                                           18.5            15.4

Guaranteed Minimum Accumulated Benefit
  Total account value                                $   17.6        $   19.9
  GAAP reserve                                            0.3             0.4

Guaranteed Minimum Withdrawal Benefit
  Total account value                                $  159.6        $  152.5
  GAAP reserve                                           (0.3)           (1.2)
==============================================================================

(1) Represents the amount of death benefit in  excess of the account value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.6 million, $4.4 million and $8.8 million for 2010, 2009 and 2008, respectively. Amounts amortized totaled $3.6 million, $6.3 million and $3.3 million for 2010, 2009 and 2008, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $29.8 million at December 31, 2010 and 2009.

     INCOME TAXES

     The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

     Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense. As of December 31, 2010 and 2009, the Company did not record a liability for unrecognized tax benefits resulting from uncertain tax positions.

     COMPREHENSIVE INCOME

     Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

     RECLASSIFICATION

     Certain 2009 and 2008 financial statement balances have been reclassified to conform to the 2010 presentation.

     DERIVATIVES

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. At December 31, 2010 and 2009, the Company did not hold any freestanding derivative instruments or hedges. The Company's GMAB, GMWB and a small block of GMIB benefits are considered embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-Fair Values for additional information.

     GOODWILL AND OTHER INTANGIBLE ASSETS

     The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance as revised April 2009. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed this test during 2010 and 2009 and determined the carrying value of goodwill was not impaired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $23.4 million and $17.3 million at December 31, 2010 and 2009, respectively.

     The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

     RECENT ACCOUNTING PRONOUNCEMENTS

     In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts. A company may defer incremental direct costs of contract acquisition that are related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This change is effective for fiscal years beginning after December 15, 2011. The Company will adopt this guidance effective January 1, 2012. The Company is currently assessing the impact of the guidance on the Company's consolidated financial statements.

     In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures are effective for non-public companies in 2011. The Company will provide these required disclosures for the reporting period ending December 31, 2011.

     In April 2010, the FASB issued authoritative guidance clarifying that an insurance company should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for annual reporting for periods after December 15, 2010. The Company's adoption of this guidance effective January 1, 2011 is not expected to have a material effect on the Company's consolidated financial statements.

     In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward for Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for the reporting periods after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The required disclosures are provided in Note 15-Fair Value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

     In August 2009, the FASB issued updated guidance for the fair value measurement of liabilities. This guidance provides clarification on how to measure fair value in circumstances in which a quoted price in an active market for the identical liability is not available. This guidance also clarifies that restrictions preventing the transfer of a liability should not be considered as a separate input or adjustment in the measurement of fair value. The Company adopted this guidance effective with the annual reporting period ended December 31, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In June 2009, the FASB issued "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles", which established the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates. Accounting Standards Updates will not be authoritative in their own right as they will only serve to update the Codification. These changes and the Codification itself do not change GAAP. Codification was effective for financial statements issued for the interim and annual periods ending after September 15, 2009. Other than the manner in which new accounting guidance is referenced, the adoption of Codification had no impact on the Company's consolidated financial statements.

     In May 2009, the FASB issued authoritative guidance that established standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In particular, the guidance sets forth: (i) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The requirements of the guidance are applied on a prospective basis to interim or annual financial periods ending after June 15, 2009. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

     In April 2009, the FASB revised the authoritative guidance for the recognition and presentation of other-than-temporary impairments of debt securities. This new guidance is effective for reporting periods ending after June 15, 2009. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements. Refer to Note 4-Investments for additional detail.

     In January 2009, the FASB issued new authoritative guidance that revised other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of the original guidance. This new guidance is effective for reporting periods ending after December 15, 2008. The Company's adoption of this new guidance did not have a material effect on the Company's consolidated financial statements.

     In December 2008, the FASB revised the authoritative guidance for employers' disclosures about postretirement benefit plan assets. This new guidance requires additional disclosures about the components of plan assets, investment strategies, significant concentrations of risk, and the fair value measurement of plan assets. The Company adopted this guidance effective December 31, 2009. Refer to Note 9-Benefit Plans for additional detail.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.   ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     On July 1, 2010, OneAmerica acquired 100 percent of McCready and Keene, Inc., a nationally recognized actuarial and employee benefits firm specializing in the design, installation and administration of retirement plans, for $15.3 million in cash. The transaction resulted in VOBA of $9.0 million and goodwill of $6.1 million. Refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Refer to
     Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,716.6 million at December 31, 2010.

     As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.2 million, $4.2 million and $5.2 million of deferred gain amortization in 2010, 2009 and 2008, respectively. The deferred gain balance was $53.9 million and $58.1 million at December 31, 2010 and 2009, respectively.

4.   INVESTMENTS

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                  DECEMBER 31, 2010
-----------------------------------------------------------------------------------
                                                  GROSS UNREALIZED
DESCRIPTION OF SECURITIES         AMORTIZED      ------------------        FAIR
(in millions)                       COST          GAINS      LOSSES        VALUE
-----------------------------------------------------------------------------------
Available-for-sale:
  US government & agencies        $    35.2      $  0.9       $ 0.3      $    35.8
  State & local government            374.3         4.8         9.7          369.4
  Foreign government                   32.5         4.4           -           36.9
  Corporate - public                6,113.0       480.3        30.5        6,562.8
  Corporate - private               1,690.4       154.9         5.2        1,840.1
  Residential mortgage-backed       1,235.1       107.6         1.7        1,341.0
  Commercial mortgage-backed          522.9        27.6         3.4          547.1
  Other asset backed                  166.8        12.0         0.6          178.2
-----------------------------------------------------------------------------------
    Total fixed maturities         10,170.2       792.5        51.4       10,911.3
Equity securities                      58.5         0.7         0.8           58.4
-----------------------------------------------------------------------------------
    Total                         $10,228.7      $793.2       $52.2      $10,969.7
===================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

                                                 December 31, 2009
---------------------------------------------------------------------------------
                                                 Gross Unrealized
Description of Securities        Amortized      ------------------        Fair
(in millions)                      Cost          Gains      Losses        Value
---------------------------------------------------------------------------------
Available-for-sale:
US government & agencies         $   35.4       $  0.7       $ 1.2      $   34.9
State & local government            207.8          5.0         4.8         208.0
Foreign government                   38.3          2.6           -          40.9
Corporate - public                5,529.0        325.9        44.4       5,810.5
Corporate - private               1,677.2        110.7         5.3       1,782.6
Residential mortgage-backed       1,268.2         72.5         0.2       1,340.5
Commercial mortgage-backed          350.3          8.7         4.5         354.5
Other asset backed                  146.6          8.8         0.4         155.0
---------------------------------------------------------------------------------
   Total fixed maturities         9,252.8        534.9        60.8       9,726.9
Equity securities                    89.8          6.2         2.5          93.5
---------------------------------------------------------------------------------
   Total                         $9,342.6       $541.1       $63.3      $9,820.4
=================================================================================

The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2010:

-----------------------------------------------------------------------------------------------------------------------
                                 LESS THAN 12 MONTHS             12 MONTHS OR MORE                  TOTAL
                               -----------------------        -----------------------        --------------------------
DESCRIPTION OF SECURITIES        FAIR       UNREALIZED        FAIR         UNREALIZED          FAIR          UNREALIZED
(in millions)                    VALUE        LOSSES          VALUE          LOSSES            VALUE           LOSSES
-----------------------------------------------------------------------------------------------------------------------
US government & agencies       $    7.7        $ 0.1          $ 0.2           $0.2           $    7.9           $ 0.3
State & local government          209.7          8.5            5.8            1.2              215.5             9.7
Corporate - public                745.7         24.6           73.5            5.9              819.2            30.5
Corporate - private               115.3          4.5            8.3            0.7              123.6             5.2
Residential mortgage-backed        31.0          1.7            3.4              -               34.4             1.7
Commercial mortgage-backed         87.1          3.4              -              -               87.1             3.4
Other asset backed                 21.4          0.6            2.2              -               23.6             0.6
-----------------------------------------------------------------------------------------------------------------------
                               $1,217.9        $43.4          $93.4           $8.0           $1,311.3           $51.4
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
     2009:

-----------------------------------------------------------------------------------------------------------------
                                 Less Than 12 Months             12 Months or More                   Total
                               -----------------------        -----------------------    ------------------------
Description of Securities       Fair       Unrealized          Fair       Unrealized       Fair       Unrealized
(in millions)                   Value        Losses            Value        Losses         Value        Losses
-----------------------------------------------------------------------------------------------------------------
US government & agencies       $ 23.2         $ 1.0           $  0.2         $ 0.2       $   23.4        $ 1.2
State & local government         81.1           2.9             17.3           1.9           98.4          4.8
Foreign government                7.4             -                -             -            7.4            -
Corporate - public              342.1           6.3            467.4          38.1          809.5         44.4
Corporate - private              72.2           1.2             54.2           4.1          126.4          5.3
Residential mortgage-backed      14.9           0.1              5.2           0.1           20.1          0.2
Commercial mortgage-backed       46.8           0.8             77.7           3.7          124.5          4.5
Other asset backed                  -             -              2.3           0.4            2.3          0.4
-----------------------------------------------------------------------------------------------------------------
                               $587.7         $12.3           $ 624.3        $48.5       $1,212.0        $60.8
=================================================================================================================

     OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CORPORATE SECURITIES. In 2010, the $35.7 million of gross unrealized losses is comprised of $30.2 million related to investment grade securities and $5.5 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes. Approximately $2.7 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.5 million.

     In 2009, the $49.7 million of gross unrealized losses is comprised of $39.7 million related to investment grade securities and $10.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months. There were no individual issuers with gross unrealized losses greater than $2.8 million.

     The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. All of the Company's investments in commercial mortgage-backed securities are in senior classes of the transactions

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     and all are rated AAA by at least one Nationally Recognized Statistical Rating Organization as of December 31, 2010. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not likely the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     Gross Unrealized Loss Positions for Marketable Equity Securities:

-------------------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS     12 MONTHS OR MORE          TOTAL
                                -------------------     ------------------    -------------------
DESCRIPTION OF SECURITIES         FAIR   UNREALIZED      FAIR   UNREALIZED     FAIR    UNREALIZED
(in millions)                    VALUE     LOSSES       VALUE     LOSSES      VALUE      LOSSES
-------------------------------------------------------------------------------------------------
December 31, 2010                $2.5       $0.2        $ 4.0      $0.6       $ 6.5       $0.8
December 31, 2009                $0.3       $  -        $16.5      $2.5       $16.8       $2.5
=================================================================================================

     MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $0.8 million and $2.5 million as of December 31, 2010 and 2009, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2010 or 2009.

     CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities at December 31, 2010, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                         AVAILABLE-FOR-SALE
                                                    ----------------------------
(in millions)                                       AMORTIZED COST    FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                $   434.4       $   444.5
Due after one year through five years                    2,583.4         2,785.9
Due after five years through 10 years                    3,155.2         3,431.4
Due after 10 years                                       2,072.4         2,183.2
--------------------------------------------------------------------------------
                                                         8,245.4         8,845.0
Mortgage-backed securities                               1,924.8         2,066.3
--------------------------------------------------------------------------------
                                                       $10,170.2       $10,911.3
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                                2010        2009        2008
---------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                  $582.5      $535.1      $461.1
Equity securities                                                             1.6         2.4         5.7
Mortgage loans                                                              100.3        94.4        97.9
Real estate                                                                  15.8        18.1        19.0
Policy loans                                                                 15.2        15.2        13.8
Other                                                                         6.5         6.5        15.5
---------------------------------------------------------------------------------------------------------
Gross investment income                                                     721.9       671.7       613.0
Investment expenses                                                          28.8        33.2        28.8
---------------------------------------------------------------------------------------------------------
Net investment income                                                      $693.1      $638.5      $584.2
=========================================================================================================

     Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                                2010        2009        2008
----------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $765.4      $516.9     $ 296.8
Gross realized gains on the sale of fixed maturities                         30.6        32.4         5.1
Gross realized losses on sale of fixed maturities                            (1.4)       (5.6)       (2.0)
Change in unrealized appreciation (depreciation)                            267.0       926.2      (530.7)
==========================================================================================================

     The Company does not accrue income on non-income producing investments. The Company had one non-income producing fixed maturity investment at December 31, 2010 with no book value. At December 31, 2009, the Company held four non-income producing fixed maturity investments with a total book value of $0.1 million.

     Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                              2010         2009         2008
----------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                 $29.2       $ 26.8       $  3.1
Equity securities                                                           6.4          4.2            -
Mortgage loan allowance, net                                                0.9         (2.4)           -
Other                                                                      (0.2)        (0.5)         0.7
Impairments in fixed maturitities                                             -        (12.2)       (24.2)
Impairments in equities                                                       -         (5.0)        (0.2)
----------------------------------------------------------------------------------------------------------
Realized investment gains (losses)                                        $36.3       $ 10.9       $(20.6)
==========================================================================================================

     The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2010, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 29 percent of the portfolio was invested. A total of 35 percent of the mortgage loans have been issued on retail and industrial properties in both 2010 and 2009. These loans are primarily backed by long-term leases or guaranteed by credit tenants.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.   INVESTMENTS, CONTINUED

     The Company had outstanding mortgage loan commitments of approximately $74.5 million and $53.6 million at December 31, 2010 and 2009, respectively.

     The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment is $15.2 million as of December 31, 2010. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5.   OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                            2010            2009          2008
------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
   Fixed maturity securities                                          $ 741.1         $ 474.1       $(452.1)
   Equity securities                                                     (0.1)            3.7         (11.9)
Valuation adjustment                                                   (175.5)         (102.3)        104.3
Deferred taxes                                                         (198.0)         (131.4)        125.9
------------------------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax                367.5           244.1        (233.8)
Benefit plans, net of tax                                               (34.7)          (25.3)        (41.4)
------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)                         $ 332.8         $ 218.8       $(275.2)
============================================================================================================

     The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                            2010           2009           2008
------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability,
  net of tax-2010, $5.1; 2009, $(8.7); 2008, $16.0                     $ (9.4)        $ 16.1        $ (29.7)
Unrealized appreciation (depreciation) on securities,
  net of tax-2010, ($66.6) 2009, ($257.3); 2008, $155.5                 140.3          492.8         (286.3)
Reclassification adjustment for gains (losses) included in net income,
  net of tax-2010, $9.1; 2009, $8.1; 2008, $1.1                         (16.9)         (14.9)          (2.0)
------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                          $114.0         $494.0        $(318.0)
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6.   DEFERRED POLICY ACQUISITION COSTS

     The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                           $ 653.1         $636.6         $ 658.3
Capitalization of deferred acquisition costs                           117.5           93.9            86.3
Amortization of deferred acquisition costs                             (82.4)         (77.4)         (108.0)
------------------------------------------------------------------------------------------------------------
  Subtotal                                                             688.2          653.1           636.6
Valuation adjustment                                                  (156.8)         (92.5)           79.2
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                 $ 531.4         $560.6         $ 715.8
============================================================================================================

7.   VALUATION OF BUSINESS ACQUIRED

     The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                           2010           2009            2008
------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                            $ 88.5         $ 92.4          $102.0
Acquisitions                                                             9.0              -               -
Amortization                                                            (9.4)          (3.9)           (9.6)
------------------------------------------------------------------------------------------------------------
 Subtotal                                                               88.1           88.5            92.4
Valuation adjustment                                                   (19.0)         (10.1)           25.4
------------------------------------------------------------------------------------------------------------
Balance, end of year                                                  $ 69.1         $ 78.4          $117.8
============================================================================================================

     The 2009 amortization was lower than 2010 due to an interest margin adjustment.

     The average expected life of VOBA varies by product, and is 24 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

     The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                    VOBA
(in millions)                                                                                   AMORTIZATION
------------------------------------------------------------------------------------------------------------
2011                                                                                                $ 6.2
2012                                                                                                  6.1
2013                                                                                                  5.8
2014                                                                                                  5.6
2015                                                                                                  5.4
2016 and thereafter                                                                                  59.0
------------------------------------------------------------------------------------------------------------
Total                                                                                               $88.1
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.   INSURANCE LIABILITIES

     Insurance liabilities consisted of the following:

-----------------------------------------------------------------------------------------------------------------
                                                           MORTALITY OR
                                         WITHDRAWAL         MORBIDITY     INTEREST RATE         DECEMBER 31,
(in millions)                            ASSUMPTION         ASSUMPTION     ASSUMPTION          2010          2009
-----------------------------------------------------------------------------------------------------------------
Future policy benefits:
    Participating whole life contracts       N/A            COMPANY       2.25% TO 6.0%   $ 1,090.3     $ 1,036.5
                                                           EXPERIENCE
    Universal life-type contracts            N/A               N/A           N/A            2,112.8       1,949.9
    Other individual life contracts       COMPANY           COMPANY       2.25% TO 6.0%       969.2         939.3
                                         EXPERIENCE        EXPERIENCE
    Accident and health                      N/A            COMPANY          N/A              847.4         761.3
                                                           EXPERIENCE
    Annuity products                         N/A               N/A           N/A            6,614.7       6,062.0
    Group life and health                    N/A               N/A           N/A              395.7         393.4
Other policyholder funds                     N/A               N/A           N/A              252.1         266.8
Funding agreements*                          N/A               N/A           N/A              902.2         885.9
Pending policyholder claims                  N/A               N/A           N/A              229.8         207.4
-----------------------------------------------------------------------------------------------------------------
    Total insurance liabilities                                                           $13,414.2     $12,502.5
=================================================================================================================

     * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

     Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

     Participating life insurance policies, for which dividends are expected to be paid, represent approximately 28.3 percent and 26.6 percent of the total individual life insurance in force at both December 31, 2010 and 2009, respectively. These participating policies represented 33.3 percent and 34.2 percent of statutory life net premium income for 2010 and 2009, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.   BENEFIT PLANS

     The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

     The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2010 and 2009.

     The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

     Obligations and Funded Status:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Employer contributions                                      $  6.0         $13.0         $  1.9         $  1.7
Employee contributions                                           -             -            1.2            1.1
Benefit payments                                               3.3           3.0            3.1            2.7
Funded status (deficit)                                      (22.7)         (9.4)         (44.5)         (40.3)
===============================================================================================================

     Amounts recognized in the balance sheet:

                                                              PENSION BENEFITS               OTHER BENEFITS
                                                            --------------------         ----------------------
(in millions)                                                 2010          2009           2010           2009
---------------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                  $(22.7)        $(9.4)        $(44.5)        $(40.3)
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $(22.7)        $(9.4)        $(44.5)        $(40.3)
===============================================================================================================

     Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                $61.2          $48.9           $(3.9)        $(5.3)
Net prior service costs (benefits)                           (0.8)          (0.9)              -          (0.2)
Net transition obligation                                    (2.9)          (3.6)              -             -
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                     $57.5          $44.4           $(3.9)        $(5.5)
===============================================================================================================

     The following table represents plan assets and obligations for the defined benefit plan:

                                                                                             DECEMBER 31,
                                                                                       ------------------------
(in millions)                                                                            2010              2009
---------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                           $168.5            $135.9
Accumulated benefit obligation                                                          146.2             116.3
Fair value of plan assets                                                               145.8             126.5
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     The following table represents net periodic pension and other benefit costs expense:

                                                               PENSION BENEFITS                 OTHER BENEFITS
                                                          --------------------------      --------------------------
(in millions)                                              2010       2009       2008     2010      2009       2008
-------------------------------------------------------------------------------------     --------------------------
Net periodic benefit cost                                 $ 6.2     $ 11.3      $ 2.7     $2.8     $ 3.2      $ 3.0
Amounts recognized in other comprehensive income:
 Net actuarial (gains) losses                              12.3      (25.2)      48.9      1.4      (0.7)      (4.3)
 Net prior service costs (benefits)                         0.1        0.2        0.1      0.2       0.2        0.3
 Net transition obligation                                  0.7        0.7        0.7        -         -          -
--------------------------------------------------------------------------------------------------------------------
 Total recognized in other comprehensive income            13.1      (24.3)      49.7      1.6      (0.5)      (4.0)
--------------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
 and other comprehensive income                           $19.3     $(13.0)     $52.4     $4.4     $ 2.7      $(1.0)
====================================================================================================================

     Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $3.4 million, ($0.1) million and ($0.7) million, respectively.

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                PENSION BENEFITS                 OTHER BENEFITS
                                                          ----------------------------    ----------------------------
                                                              2010            2009            2010               2009
----------------------------------------------------------------------------------------------------------------------
Discount rate                                                 5.80%           6.65%           5.80%              6.65%
Rate of compensation increase                                 4.25%           4.25%           4.25%              4.25%
======================================================================================================================

     Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                              PENSION BENEFITS                    OTHER BENEFITS
                                                          ---------------------------      ----------------------------
                                                          2010       2009       2008       2010       2009       2008
-----------------------------------------------------------------------------------------------------------------------
Discount rate                                             6.65%      6.40%      6.50%      6.65%      6.40%      6.50%
Expected long-term return on plan assets                  8.50%      8.50%      8.75%         -          -          -
Rate of compensation increase                             4.25%      4.00%      4.00%      4.25%      4.00%      4.00%
=======================================================================================================================

     The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

     Assumed health care trend rates at December 31:

                                                                                              2010                2009
-----------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                  8.50%               9.00%
Rate to which the cost trend rate is assumed to decline                                       5.00%               5.00%
Year that the rate reaches the ultimate trend rate                                             2018                2018
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     PLAN ASSETS

     The actual pension plan weighted-average asset allocations, by asset category, are 70 and 68 percent for equity securities and 30 and 32 percent for debt securities at December 31, 2010 and 2009, respectively.

     The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

     Fair Value Measurements at December 31, 2010:

(in millions)                                            LEVEL 1            LEVEL 2              LEVEL 3
--------------------------------------------------------------------------------------------------------
Equity separate account investment options                 $-                $102.2                $-
Fixed separate account investment options                   -                  22.0                 -
Fixed interest investment option                            -                  21.6                 -
--------------------------------------------------------------------------------------------------------
Total                                                      $-                $145.8                $-
========================================================================================================

     The pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. The fixed interest investment is held in the general account of AUL. Refer to Note 15-Fair Value for additional discussion regarding the levels of the fair value hierarchy.

     CONTRIBUTIONS

     The Company expects to contribute $6.0 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2011.

     ESTIMATED FUTURE BENEFIT PAYMENTS

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                                            PENSION BENEFITS      OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------
2011                                                                           $ 4.1                $ 2.3
2012                                                                             4.8                  3.0
2013                                                                             5.3                  3.1
2014                                                                             5.9                  3.2
2015                                                                             6.7                  3.3
Years 2016-2020                                                                 45.2                 18.1
===============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.   BENEFIT PLANS, CONTINUED

     DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

     The Company sponsors a defined contribution savings plan for employees. The Company match is 50 percent of employee contributions up to 7.0 percent of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $3.0 million, $2.5 million and $2.4 million in 2010, 2009 and 2008, respectively.

     The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.0 million, $1.0 million and $1.2 million in 2010, 2009 and 2008, respectively.

     The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $5.2 million, $5.4 million and $2.8 million for 2010, 2009 and 2008, respectively.

10.  FEDERAL INCOME TAXES

     The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

     The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Current                                                                $39.9        $33.2        $20.8
Deferred                                                                15.9          9.6         (5.9)
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

     A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                           2010         2009         2008
-------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                             $62.2        $50.9        $19.0
  Tax preferenced investment income                                     (6.3)        (7.8)        (4.0)
  Credits available to offset tax                                       (0.3)        (0.7)        (0.6)
  Other                                                                  0.2          0.4          0.5
-------------------------------------------------------------------------------------------------------
  Income tax expense                                                   $55.8        $42.8        $14.9
=======================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10.  FEDERAL INCOME TAXES, CONTINUED

     The federal income tax liability for the years ended December 31, were as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Current                                                                           $  7.1         $  2.7
Deferred                                                                           265.6          185.1
-------------------------------------------------------------------------------------------------------
  Total federal income tax liability                                              $272.7         $187.8
=======================================================================================================

   The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                                       2010           2009
-------------------------------------------------------------------------------------------------------
Deferred tax assets
 Insurance liabilities                                                            $113.9         $118.4
 Deferred gain on indemnity reinsurance                                             18.9           20.3
 Employee benefit plans                                                             31.5           25.1
 Other                                                                              11.5           14.6
-------------------------------------------------------------------------------------------------------
    Total deferred tax assets                                                      175.8          178.4
=======================================================================================================
Deferred tax liabilities
 Deferred policy acquisition costs & value of business acquired                    220.2          216.0
 Investments                                                                        11.6            5.0
 Fixed assets and software                                                           9.5           10.2
 Unrealized appreciation                                                           198.0          131.4
 Other                                                                               2.1            0.9
-------------------------------------------------------------------------------------------------------
    Total deferred tax liabilities                                                 441.4          363.5
-------------------------------------------------------------------------------------------------------
  Total net deferred tax liability                                                $265.6         $185.1
=======================================================================================================

     Federal income taxes paid were $36.3 million and $26.1 million in 2010 and 2009, respectively. The Company has $6.0 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2027.

     If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon the best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

     Company has reviewed all open tax years for major tax jurisdictions and has concluded that there are no uncertain tax positions that would require a contingent liability to be recorded as of December 31, 2010. The Company is not aware of any tax position where it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2007 through 2010 remain open to examination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11.  REINSURANCE

     The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

     Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                                         2010            2009            2008
-----------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 510.8         $ 481.7         $ 460.9
Reinsurance assumed                                                  352.2           368.9           387.3
Reinsurance ceded                                                   (454.4)         (470.3)         (505.3)
-----------------------------------------------------------------------------------------------------------
  Net premiums                                                       408.6           380.3           342.9
-----------------------------------------------------------------------------------------------------------
  Reinsurance recoveries                                           $ 394.7         $ 402.4         $ 430.8
===========================================================================================================

     The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 91 percent of the Company's December 31, 2010, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

     The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2010, 2009 nor 2008 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $53 million at December 31, 2010 compared to $65 million at December 31, 2009. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12.  SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

     In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2010, the carrying value of the FHLBI common stock was $45.6 million. The carrying value of the FHLBI common stock approximates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $900.6 million and $884.3 million as of December 31, 2010 and 2009, respectively. The proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $902.2 million and $885.9 million at December 31, 2010 and 2009, respectively. The average interest rate on these Funding Agreements is 3.72% and range from 2.33% to 4.59%. Maturities for the Funding Agreements range from March 2011 to February 2019. Interest was paid in the amount of $34.3 million and $31.6 million in 2010 and 2009, respectively.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,373.6 million and $1,326.8 million at December 31, 2010 and 2009, respectively and are included in fixed maturities and mortgages reported on the balance sheet.

    The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $49.0 million at December 31, 2010.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2010, 2009 and 2008.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2010, 2009 and 2008.

    Surplus Notes and Senior Notes:

(in millions)                                        2010                 2009
------------------------------------------------------------------------------
Senior notes, 7%, due 2033                         $200.0               $200.0
Surplus notes, 7.75%, due 2026                       75.0                 75.0
------------------------------------------------------------------------------
Total notes payable                                $275.0               $275.0
==============================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                                  2010         2009
---------------------------------------------------------------------------------
SAP surplus                                                $1,069.4     $1,000.6
Asset valuation reserve                                        86.9         70.2
Deferred policy acquisition costs                             688.2        653.1
Value of business acquired                                     79.1         88.1
Adjustments to policy reserves                               (168.7)      (175.9)
Interest maintenance reserves                                  34.6         24.5
Unrealized gain on invested assets, net                       367.5        244.1
Surplus notes                                                 (75.0)       (75.0)
Deferred gain on indemnity reinsurance                        (53.9)       (58.1)
Deferred income taxes                                        (126.4)      (114.7)
Other, net                                                    (26.8)       (17.9)
---------------------------------------------------------------------------------
GAAP equity                                                $1,874.9     $1,639.0
=================================================================================

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                    2010         2009         2008
--------------------------------------------------------------------------------
SAP net income                                 $ 94.2       $ 89.9       $ 28.8
Deferred policy acquisition costs                35.1         16.5        (21.8)
Value of business acquired                       (9.0)        (3.6)        (9.2)
Adjustments to policy reserves                    8.0          6.2         37.9
Deferred income taxes                           (15.6)        (8.1)         6.8
Realized gains, net of tax                       16.9          4.9          1.2
Other, net                                       (7.7)        (3.1)        (4.2)
--------------------------------------------------------------------------------
GAAP net income                                $121.9       $102.7       $ 39.5
================================================================================

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.5 million at both December 31, 2010 and 2009.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2010, 2009, or 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $106 million in 2011.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

    o Level 1 -- Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

    o Level 2 -- Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

    o Level 3 -- Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

    FIXED MATURITY SECURITIES -- are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from a number of independent pricing sources. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

    EQUITY SECURITIES -- consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

    SHORT-TERM AND OTHER INVESTED ASSETS -- the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

    CASH EQUIVALENTS -- include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1. The remaining cash equivalents are not traded in active markets however their fair values are based on market observable inputs and have been classified as Level 2.

    SEPARATE ACCOUNTS -- represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers.

    VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS -- are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    TRANSFERS

    Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

    In 2010, the significance of non-observable inputs such as the liquidity adjustment factor was reevaluated by management and these inputs were determined to no longer result in Level 3 classification for certain private corporate debt securities as the market observability of the key inputs highlighted above has improved. Additionally, as a result of increased liquidity in the market and greater availability of market observable quoted prices from additional pricing sources, various state & local government, corporate-private and commercial mortgage-backed securities were reported in Level 2 in 2010 rather than Level 3 as in 2009.

    There were no significant transfers between Level 1 and Level 2.

    The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

                                                                            DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------------------
                                                  QUOTED PRICES IN     SIGNIFICANT        SIGNIFICANT           TOTAL
                                                   ACTIVE MARKETS      OBSERVABLE         UNOBSERVABLE           FAIR
(in millions)                                          LEVEL 1           LEVEL 2            LEVEL 3             VALUE
-----------------------------------------------------------------------------------------------------------------------
ASSETS
 US government & agencies                             $   28.3          $     7.5            $    -           $    35.8
 State & local government                                    -              369.4                 -               369.4
 Foreign government                                          -               36.9                 -                36.9
 Corporate-public                                            -            6,107.8             455.0             6,562.8
 Corporate-private                                           -            1,771.9              68.2             1,840.1
 Residential mortgage-backed                                 -            1,337.0               4.0             1,341.0
 Commercial mortgage-backed                                  -              532.2              14.9               547.1
 Other asset backed                                          -              173.6               4.6               178.2
-----------------------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                       $   28.3          $10,336.3            $546.7           $10,911.3
 Equity securities                                         5.2                1.9              51.3                58.4
 Short-term & other invested assets                          -                2.4              26.3                28.7
 Cash equivalents                                        134.5               14.5                 -               149.0
 Separate account assets                               8,183.8                0.3                 -             8,184.1
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          $8,351.8          $10,355.4            $624.3           $19,331.5
=======================================================================================================================
LIABILITIES
  Variable annuity guarantee benefits                 $      -          $       -            $  3.3           $     3.3
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $      -          $       -            $  3.3           $     3.3
=======================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                     December 31, 2009
-----------------------------------------------------------------------------------------------------------
                                              Quoted Prices in    Significant    Significant        Total
                                               Active Markets      Observable   Unobservable         Fair
(in millions)                                      Level 1           Level 2       Level 3          Value
-----------------------------------------------------------------------------------------------------------
Assets
 US government & agencies                         $   27.0          $    5.0      $    2.9        $    34.9
 State & local government                                               11.3         196.7            208.0
 Foreign government                                                     25.9          15.0             40.9
 Corporate-public                                                    5,307.2         503.3          5,810.5
 Corporate-private                                                      32.3       1,750.3          1,782.6
 Residential mortgage-backed                                         1,325.4          15.1          1,340.5
 Commercial mortgage-backed                              -               0.2         354.3            354.5
 Other asset backed                                      -              54.9         100.1            155.0
-----------------------------------------------------------------------------------------------------------
    Subtotal - fixed maturities                   $   27.0          $6,762.2      $2,937.7        $ 9,726.9
  Equity securities                                   41.2                 -          52.3             93.5
  Short-term & other invested assets                     -               0.2          25.3             25.5
  Cash equivalents                                    98.3              95.0             -            193.3
  Separate account assets                          6,896.2               0.4             -          6,896.6
-----------------------------------------------------------------------------------------------------------
Total assets                                      $7,062.7          $6,857.8      $3,015.3        $16,935.8
===========================================================================================================
Liabilities
  Variable annuity guarantee benefits             $      -          $      -      $    2.3        $     2.3
-----------------------------------------------------------------------------------------------------------
Total liabilities                                 $      -          $      -      $    2.3        $     2.3
===========================================================================================================

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2010, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

------------------------------------------------------------------------------------------------------------
                                                                                    VARIABLE
                                                                   EQUITY           ANNUITY
                                                 FIXED          SECURITIES &       GUARANTEE
(in millions)                                  MATURITIES          OTHER            BENEFITS         TOTAL
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                   $ 2,937.7           $77.6             $(2.3)       $ 3,013.0
  Gains included in net income                      19.1            (1.4)             (1.0)            16.7
  Gains included in other
    comprehensive income                             1.2             0.4                 -              1.6
  Purchases, issuances, settlements                (98.4)            4.0                 -            (94.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                          19.2               -                 -             19.2
    Transfers out of Level 3                    (2,332.1)           (3.0)                -         (2,335.1)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3         (2,312.9)           (3.0)                -         (2,315.9)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                   $   546.7           $77.6             $(3.3)       $   621.0
============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following two tables provide additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31, 2010.

------------------------------------------------------------------------------------------------------------
                                                                   STATE &
                                             US GOVERNMENT         LOCAL           FOREIGN       CORPORATE -
(in millions)                                  & AGENCIES        GOVERNMENT       GOVERNMENT       PUBLIC
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 2.9            $ 196.7           $15.0          $ 503.3
  Gains included in net income                       -                  -               -              9.1
  Gains included in other
  comprehensive income                               -                  -            (0.1)             7.0
  Purchases, issuances, settlements                  -                  -            (5.0)           100.8
  Transfer into/(out of) Level 3:
    Transfers into Level 3                           -                  -               -             15.5
    Transfers out of Level 3                      (2.9)            (196.7)           (9.9)          (180.7)
------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (2.9)            (196.7)           (9.9)          (165.2)
------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $   -            $     -           $   -          $ 455.0
============================================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                  RESIDENTIAL     COMMERCIAL
                                                CORPORATE -        MORTGAGE-       MORTGAGE-      OTHER ASSET
(in millions)                                    PRIVATE            BACKED          BACKED           BACKED
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $ 1,750.3          $ 15.1         $ 354.3          $100.1
  Gains included in net income                         8.8               -             1.2               -
  Gains included in other
    comprehensive income                              (4.9)              -            (1.0)            0.2
  Purchases, issuances, settlements                 (191.3)            4.0            (5.5)           (1.4)
  Transfer into/(out of) Level 3:
    Transfers into Level 3                               -               -             0.2             3.5
    Transfers out of Level 3                      (1,494.7)          (15.1)         (334.3)          (97.8)
-------------------------------------------------------------------------------------------------------------
  Total transfers into/(out of) Level 3           (1,494.7)          (15.1)         (334.1)          (94.3)
-------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                     $    68.2          $  4.0         $  14.9          $  4.6
=============================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2009, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

---------------------------------------------------------------------------------------------------------
                                                                                   Variable
                                                                  Equity           Annuity
                                                  Fixed         Securities &      Guarantee
(in millions)                                   Maturities        Other            Benefits       Total
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2008                     $2,193.8          $48.3           $(25.0)      $2,217.1
  Gains included in net income                        0.8           (0.7)            22.7           22.8
  Gains included in other
  comprehensive income                              381.1            0.7                -          381.8
  Purchases, issuances, settlements                 298.8           29.3                -          328.1
  Net transfers in and or (out) of Level 3           63.2              -                -           63.2
---------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                     $2,937.7          $77.6           $ (2.3)      $3,013.0
=========================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in consolidated statement of operations.

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The carrying value of policy loans approximates fair value.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                        2010                      2009
----------------------------------------------------------------------------------------------
                                               CARRYING       FAIR      Carrying        Fair
(in millions)                                   VALUE        VALUE       value         value
----------------------------------------------------------------------------------------------
Mortgage loans                                 $1,537.8    $1,614.5     $1,492.1     $1,481.3
Policy loans                                      252.8       252.8        244.2        244.2
Funding agreements - refer to Note 8              902.2       954.1        885.9        905.5
Surplus notes and notes payable                   275.0       267.2        275.0        258.4
==============================================================================================

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 18, 2011, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                   FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                        One American Square, PO Box 7127

                          Indianapolis, Indiana 46282



                           STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2011

                               PART C: Other Information


Item 26.Exhibits


(a)     Board of Directors Resolutions.


        1.     Resolution of the Board of Directors of the Depositor  dated July

               10, 1997  concerning AUL American  Individual  Variable Life Unit

               Trust(1)


(b)     Custodian Agreements.


               Not Applicable.


(c)     Underwriting Contracts.


        1.     Distribution  Agreement  between  American  United Life Insurance

               Company and OneAmerica Securities, Inc.(5)


        2.     Schedule of Sales Commissions.(2)


        3.     Form of Selling Agreement (10)


(d)     Contracts.


        1.     Form of  Flexible  Premium  Adjustable  Variable  Life  Insurance

               Policy(1)


        2.     Form of Last Survivor Rider(1)


        3.     Form of Waiver of Monthly Deduction Disability(1)


        4.     Form of Guaranteed Insurability Option(1)


        5.     Form of Children's Insurance Benefit Rider(1)


        6.     Form of Other/Same Insured Level Term Insurance Rider(1)


        7.     Form of Waiver of Premium Disability Benefit Rider(1)


        8.     Form of Automatic Increase Rider(1)


        9.     Form of Guaranteed Death Benefit Rider(1)


        10.    Form of Accelerated Benefit Rider(1)


        11.    Form of Joint First-to-Die Level Term Insurance Rider(1)


        12.    Form of Long Term Care Accelerated Death Benefit Rider(9)

(e)     Applications.


        1.     Form of Application for Flexible Premium Adjustable Variable Life

               Insurance Policy(4)


(f)     Depositor's Certificate of Incorporation and By-Laws.


        1.     Certification of Articles of Merger between American Central Life

               Insurance Company and United Mutual Life Insurance Company(3)


        2.     Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company(3)


        3.     Second Amended and Restated Articles  of  Incorporation  of

               American United Life Insurance Company(R)(7)


        4.     Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R)(7)


(g)     Reinsurance Contracts.


               Not Applicable.


(h)     Participation Agreements.


        1.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Alger American Fund (3)


        2.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and American Century  Variable  Portfolios,

               Inc. (3)


        3.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund (3)


        4.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund II (3)


        5.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and T. Rowe Price Equity Series, Inc. (3)


        6.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and INVESCO Variable Investment Funds, Inc.

               (4)


        7.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Janus Aspen Series (5)


        8.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and PBHG Insurance Series Fund (5)


        9.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and SAFECO Resource Series Trust (5)

       10.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and T. Rowe  Price  Fixed  Income  Series,

               Inc.(5)


       11.     Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (6)


       12.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (6)


       13.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and AIM Variable Insurance Funds (7)


       14.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (7)



       15      Form of Participation Agreement between AIM Variable

               Insurance Funds and American United Life Insurance

               Company(R)(8)


       16      Form of Participation Agreement between Pioneer Funds

               Distributor, Inc. and American United Life Insurance

               Company(R)(8)


       17      Form of  Amendment to Schedule A of Participation  Agreement

               between  American  United Life Insurance Company(R) and T. Rowe

               Price Equity Series, Inc.(8)


       18      Form of  Addendum to the Account Services Agreement between

               American United Life Insurance Company(R) and Thornburg Investment Management, Inc.(8)


       19      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and the Timothy Plan(8)


       20      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and Vanguard Variable Insurance

               Fund(8)



(i)     Administrative Contracts.


               Not Applicable.


(j)     Other Material Contracts.


               Not Applicable.


(k)     Legal Opinion.


        1.     Opinion  and  consent of legal  officer of  American  United Life

               Insurance   Company(R)   as  to  legality   of   Policies   being

               registered(2)


(l)     Actuarial Opinion.


        1.     Opinion of Actuary(2)


(m)     Calculation.


               Not Applicable.


(n)     Other Opinions.


        1.     Consent of Dechert Price & Rhoads(2)



        2.     Consent of Independent Auditors(15)



        3.     Powers of Attorney(15)


        4.     Rule 483 Ceritifed Resolution (15)


(o)     Omitted Financial Statements.


               Not Applicable.


(p)     Initial Capital Agreements.


               Not Applicable.


(q)     Redeemability Exemption.


        1.     Memorandum   describing   issuance,   transfer   and   redemption

               procedures.(1)


--------------------


(1)       Filed with the Registrant's initial registration statement on Form S-6

          (File No. 333-32531) on July 31, 1997.


(2)       Filed  with  the  Registrant's  Pre-Effective  Amendment  No. 1 to the

          Registration Statement on Form S-6 (File No. 333-32531) on October 30,

          1997.


(3)       Filed  with the  Registrant's  Post-Effective  Amendment  No. 1 to the

          Registration  Statement on Form S-6 (File No.  333-32531) on April 30,

          1998.


(4)       Filed  with the  Registrant's  Post-effective  Amendment  No. 6 to the

          Registration  Statement  on Form S-6 (File  333-32531)  on August  28,

          2001.


(5)       Filed  with the  Registrant's  Post-effective  Amendment  No. 8 to the

          Registration  Statement on Form N-6 (File  333-32531)  on February 28,

          2003


(6)       Filed  with the  Registrant's  Post-effective  Amendment  No. 9 to the

          Registration Statement on Form N-6 (File 333-32531) on April 30, 2003


(7)       Filed  with the Registrant's  Post-effective  Amendment  No. 10 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2004


(8)       Filed  with the Registrant's  Post-effective  Amendment  No. 11 to the

          Registration Statement on Form N-6 (File 333-32531) on April 29, 2005


(9)       Filed  with the Registrant's  Post-effective  Amendment  No. 12 to the

          Registration Statement on Form N-6 (File 333-32531) on June 24, 2005


(10)      File  with the  Registrant's  Post-effective  Amendment  No. 13 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2006.


(11)      File  with the  Registrant's  Post-effective  Amendment  No. 14 to the

          Registration Statement on Form N-6 (File 333-32531) on May 1, 2007.


(12)      File  with the  Registrant's  Post-effective  Amendment  No. 15 to the

          Registration Statement on Form N-6 (File 333-32531) on May 1, 2008.


(13)      File  with the  Registrant's  Post-effective  Amendment  No. 16 to the

          Registration Statement on Form N-6 (File 333-32531) on  April 15,

          2009.

(14)      File  with the  Registrant's  Post-effective  Amendment  No. 17 to the

          Registration Statement on Form N-6 (File 333-32531) on  April 12,

          2010.

(15)      File  with the  Registrant's  Post-effective  Amendment  No. 18 to the

          Registration Statement on Form N-6 (File 333-32531) on  April 15,

          2011.

* To be filed by amendment.


Item 27. Directors and Officers of the Depositor




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Executive Vice President (02/11 to present)

                                   Chief Financial Officer, AUL (6/04 - 02/11); Senior Vice President,

                                   Strategic Planning and Corporate Development (7/02 -6/04); Director, AUL (7/02 - present)
                                   Vice President, Corporate Planning (1/00 - 7/02)


                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer,

                                   AUL (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 28. Persons Controlled by or Under Common Control with the Depositor or the

Registrant.



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL AMERICAN UNIT TRUST (File No. 811-5929),  AUL AMERICAN INDIVIDUAL UNIT TRUST

(File No.  811-8536),  and AUL AMERICAN  INDIVIDUAL  VARIABLE ANNUITY UNIT TRUST

(File No. 811-9193) are separate  accounts of AUL,  organized for the purpose of the sale of group and individual variable annuity contracts, respectively.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002.  AUL has a 100% equity interest in RMS.


MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans.  Effective

July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of

McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.  As a result of this transaction, AUL has acquired a 0% equity interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2010,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  66 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2010.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.85% equity interest in the Fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2010, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2010, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST File No. 811-8311),

is a  separate  account  of  AUL,  organized  for  the  purpose  of the  sale of individual variable life insurance products.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.




Item 29. Indemnification.


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 30. Principal Underwriters.


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

          Susan Uhl                                Anti-Money Laundering Officer

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------



* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282





     c.   Not Applicable.


Item 31. Location of Accounts and Records.


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.


Item 32. Management Services.


There are no  management-related  service  contracts  not discussed in Part A or

Part B.


Item 33. Fee Representation.


The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses  expected  to be  incurred,  and the  risks  assumed  by the  Insurance

Company.

                                   SIGNATURES



     Pursuant  to the  requirements  of the  Securities  Act and the  Investment

Company Act, the Registrant  certifies that it meets all of the requirements for effectiveness  of this Post Effective  Amendment to the  Registration  Statement

under Rule 485(b) under the Securities Act and has duly caused this Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the

City of Indianapolis, and the State of Indiana, on the  15th day of April, 2011.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                             (Depositor)


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman President & CEO






* By: /s/ Richard M. Ellery

       __________________________________________

       Richard M. Ellery as attorney-in-fact


Date:  April 15, 2011


     Pursuant to the  requirements  of the Securities  Act, this  Post-Effective

Amendment to the  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.





Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director                   April 15, 2011
J. Scott Davison*



_______________________________     Director                   April 15, 2011
Constance E. Lund*



_______________________________     Director                   April 15, 2011
Dayton H. Molendorp*



_______________________________     Director                   April 15, 2011
Mark C. Roller*



_______________________________     Director                   April 15, 2011
G. David Sapp*



_______________________________     Director                   April 15, 2011
Thomas M. Zurek*


/s/ Richard M. Ellery
___________________________________________

*By: Richard M. Ellery as Attorney-in-fact

Date: April 15, 2011



                               EXHIBITS FILED WITH

                                    FORM N-6



                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)






Exhibit Number in
Form N-6, Item 26                   Name of Exhibit

-----------------                   ---------------


  (n)(2)                            Consent of Independent Auditors

  (n)(3)                            Powers of Attorney

  (n)(4)                            Rule 483 Certified Resolution